UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03447

SEI Tax Exempt Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

c/o CT Corporation

155 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: August 31, 2014

Date of reporting period: May 31, 2014

Item 1.	Schedule of Investments

Schedule of Investments (Unaudited)

Tax Free Fund

May 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS — 100.8%

Alabama — 0.2%
Auburn University, RB
4.000%, 06/01/14	$1,365	$1,365

Arkansas — 0.3%
Pulaski County, Health Facilities Board, Catholic Health Project, Ser B, RB
0.120%, 06/02/14 (A)	2,700	2,700

California — 3.5%
California State, Communities Development Authority, RB
0.150%, 12/05/14	1,500	1,500
California State, Communities Development Authority, Regional Government, RB
0.200%, 06/05/14	1,400	1,400
0.190%, 08/07/14	6,400	6,400
California State, Ser A2, RAN
2.000%, 06/23/14	8,745	8,755
Eclipse Funding Trust, Ser 2007-0061, RB
0.060%, 06/05/14 (A)(B)	8,245	8,245
Irvine Ranch, Water District, Ser A1, SAB
0.070%, 06/05/14 (A)	4,100	4,100

		30,400

Colorado — 0.6%
Colorado State, Health Facilities Authority, Catholic Health Project, Ser B6, RB
0.120%, 06/04/14 (A)	2,800	2,800
Colorado State, Housing & Finance Authority, Ser AA3, RB
0.090%, 06/04/14 (A)	2,545	2,545

		5,345

Connecticut — 2.6%
Clinton, GO
1.000%, 02/10/15	2,620	2,635
Connecticut State, Health & Educational Facility Authority, Hotchkiss School Project, Ser A, RB
0.060%, 06/05/14 (A)	7,900	7,900
Connecticut State, Industrial Development Authority, Bradley Airport Hotel Project, RB
0.060%, 06/05/14 (A)(B)	5,120	5,120
Enfield, TRAN
1.000%, 08/12/14	1,600	1,603

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Manchester, Various Purpose Notes, GO
1.500%, 07/03/14	$1,430	$1,432
Stonington, BAN
1.000%, 08/22/14	2,730	2,735
West Hartford, Ser A, GO
5.000%, 01/15/15	1,340	1,380

		22,805

District of Columbia — 0.5%
District of Columbia, Ser A, RB
0.100%, 06/05/14 (A)	3,900	3,900

Florida — 8.5%
Broward County, School Board, Ser C, COP, AGM
Pre-Refunded @ 100
5.250%, 07/01/14 (C)	1,410	1,415
Eclipse Funding Trust, Ser 2007-0036, COP, AGM
0.060%, 06/05/14 (A)(B)	2,400	2,400
Florida State, Development Finance Authority, Center Court Properties Project, RB
0.100%, 06/05/14 (A)(B)	1,825	1,825
Florida State, Housing Finance Authority, Multi-Family Woodlands Project, RB
0.080%, 06/04/14 (A)(B)	10,250	10,250
Kissimmee, Utility Authority, RB
0.120%, 07/28/14	9,130	9,130
0.110%, 08/05/14	10,000	10,000
Miami-Dade County, Professional Sports Franchise Project, Ser E, RB
0.060%, 06/03/14 (A)(B)	3,000	3,000
Palm Beach County, Revenue Authority, Benjamin Private School Project, RB
0.070%, 06/05/14 (A)(B)	5,675	5,675
Palm Beach County, Revenue Authority, Henry Morrison Flagler Project, RB
0.060%, 06/05/14 (A)(B)	1,900	1,900
Palm Beach County, Revenue Authority, Pine Crest Preparatory Project, RB
0.050%, 06/05/14 (A)(B)	3,100	3,100
RBC Municipal Products Trust, Ser E-43, GO
0.060%, 06/05/14 (A)(B)	18,050	18,050
RBC Municipal Products Trust, Ser E50, GO
0.060%, 06/02/14 (A)(B)	6,500	6,500

		73,245

1	SEI Tax Exempt Trust / Quarterly Report / May 31, 2014

Schedule of Investments (Unaudited)

Tax Free Fund

May 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Georgia — 1.3%
Macon, Water Authority, Ser A, RB
0.070%, 06/05/14 (A)	$10,805	$10,805

Illinois — 8.5%
Illinois State, Development Finance Authority, Christian Brothers Services Project, RB
0.160%, 06/04/14 (A)(B)	600	600
Illinois State, Development Finance Authority, McCormick Theological Project, Ser A, RB
0.070%, 06/04/14 (A)(B)	700	700
Illinois State, Development Finance Authority, North Shore Country Day Project, RB
0.060%, 06/04/14 (A)(B)	6,100	6,100
Illinois State, Development Finance Authority, University of Chicago Project, Ser C, RB
0.050%, 06/05/14 (A)	19,095	19,095
Illinois State, Development Finance Authority, YMCA Metropolitan Chicago Project, RB
0.060%, 06/04/14 (A)(B)	3,400	3,400
0.060%, 06/05/14 (A)(B)	4,800	4,800
Illinois State, Toll Highway Authority, Ser A, RB, AGM
0.060%, 06/05/14 (A)	20,500	20,500
Illinois State, Unemployment Compensation Trust Fund, Ser A, RB
5.000%, 06/15/14	4,125	4,132
JPMorgan Chase PUTTERs/DRIVERs Trust, Ser 4048, RB
0.210%, 06/07/14 (A)(B)	7,190	7,190
JPMorgan Chase PUTTERs/DRIVERs Trust, Ser 4279, GO
0.100%, 06/04/14 (A)	7,000	7,000

		73,517

Indiana — 1.8%
Indiana State, Bond Bank, Revenue Funding Program, Ser A, RAN
1.250%, 01/06/15	3,695	3,717
Indiana State, Development Finance Authority, Brebeuf Preparatory School Project, RB
0.160%, 06/05/14 (A)(B)	3,500	3,500
Indiana State, Development Finance Authority, DePauw University Project, Ser A, RB
0.060%, 06/05/14 (A)(B)	1,750	1,750

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Indiana State, Development Finance Authority, Goodwill Industries Center Project, RB
0.120%, 06/05/14 (A)(B)	$155	$155
Indiana State, Development Finance Authority, Goodwill Industries Michiana Project, Ser A, RB
0.080%, 06/05/14 (A)(B)	2,080	2,080
Indiana State, Finance Authority, Midwestern Disaster Relief Project, RB
0.050%, 06/05/14 (A)(B)	4,000	4,000

		15,202

Kansas — 1.7%
Kansas State, Development Finance Authority, RB
0.080%, 06/05/14 (A)	5,420	5,420
Wyandotte County, Kansas City Unified Government, Ser I, GO
0.180%, 03/01/15	9,100	9,100

		14,520

Kentucky — 5.1%
BB&T Municipal Trust, Ser 2008, RB
0.060%, 06/05/14 (A)(B)	9,995	9,995
Boone County, Pollution Control Revenue Authority, Duke Energy Project, RB
0.060%, 06/04/14 (A)(B)	5,500	5,500
Kenton County, School District Finance Authority, RB, NATL
Pre-Refunded @ 100
5.000%, 06/01/14 (C)	7,285	7,285
Kentucky State, Economic Development Finance Authority, Baptist Health Care Systems Project, Ser B4, RB
0.060%, 06/05/14 (A)(B)	7,000	7,000
Kentucky State, Rural Water Finance Authority, Construction Notes, Ser D1, RAN
1.000%, 09/01/14	2,240	2,244
Seneca Gardens, Educational Facilities Authority, Louisville Presbyterian Project, RB
0.080%, 06/05/14 (A)(B)	3,560	3,560
Warren County, Higher Education Authority, WKU Student Life Foundation, RB
0.070%, 06/05/14 (A)(B)	1,270	1,270

2	SEI Tax Exempt Trust / Quarterly Report / May 31, 2014

Schedule of Investments (Unaudited)

Tax Free Fund

May 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Williamstown, League of Cities, Funding Trust, Ser B, RB
0.070%, 06/06/14 (A)(B)	$7,000	$7,000

		43,854

Louisiana — 1.1%
St. James Parish, Industrial Development Authority, Nustar Logistics Project, RB
0.070%, 06/04/14 (A)(B)	9,700	9,700

Maryland — 1.4%
Maryland State, GO
3.000%, 08/01/14	2,600	2,613
Maryland State, Local Facilities Authority, Ser B, GO
5.250%, 08/15/14	1,900	1,920
Montgomery County, Trinity Health Credit Group Project, RB
0.100%, 06/01/14	4,800	4,800
0.090%, 06/01/14 (A)	3,000	3,000

		12,333

Massachusetts — 2.6%
Bellingham, BAN
1.000%, 06/26/14	1,000	1,001
Marlborough, BAN
1.000%, 06/20/14	2,368	2,369
Massachusetts State, Department of Transportation, Contract Assistance Project, Ser A2, RB
0.040%, 06/04/14 (A)	11,500	11,500
Massachusetts State, Port Authority, RB
0.080%, 08/01/14	5,500	5,500
RBC Municipal Products Trust, Ser E38, RB
0.070%, 06/06/14 (A)(B)	2,300	2,300

		22,670

Michigan — 3.8%
L’Anse Creuse, Public Schools, School Building & Site Project, GO
0.080%, 06/01/14 (A)	10,000	10,000
Michigan State, Finance Authority, Trinity Health Care Group Project, RB
0.090%, 06/02/14 (A)	2,920	2,920
St. Joseph, Hospital Finance Authority, Lakeland Hospital Project, RB, AGM
0.110%, 06/05/14 (A)	20,000	20,000

		32,920

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Minnesota — 2.1%
East Grand Forks, Independent School District No. 595, TRAN
1.250%, 08/28/14	$1,800	$1,804
Le Sueur-Henderson, Independent School District No. 2397, TRAN
2.000%, 09/18/14	900	904
Minneapolis State, Special School District No. 1, Ser D, COP
5.000%, 02/01/15	1,000	1,032
Minnesota State, Various Purpose, Ser A, GO
5.000%, 08/01/14	3,900	3,932
Minnesota State, Various Purpose, Ser D, GO
5.000%, 08/01/14	3,145	3,171
5.000%, 10/01/14	3,800	3,861
St. Louis County, Independent School District No. 2142, Ser A, GO
1.000%, 09/30/14	3,750	3,759

		18,463

Missouri — 1.2%
Missouri State, Health & Educational Facilities Authority, CP
0.110%, 08/01/14	1,900	1,900
0.100%, 07/01/14	3,200	3,200
Missouri State, Health & Educational Facilities Authority, St. Louis Priory School Project, RB
0.090%, 06/05/14 (A)(B)	900	900
St. Louis County, Industrial Development Authority, Schnuck Markets Kirkwood Project, RB
0.070%, 06/05/14 (A)(B)	1,200	1,200
St. Louis, Industrial Development Authority, Kingsburg Place Apartments Project, RB
0.060%, 06/05/14 (A)(B)	3,125	3,125

		10,325

Nebraska — 1.9%
Central Plains, Energy Project No. 2, RB
0.060%, 06/12/14 (A)	7,005	7,005
Omaha, Public Power District, GO
0.110%, 06/04/14	7,600	7,600
0.100%, 06/11/14	2,000	2,000

		16,605

3	SEI Tax Exempt Trust / Quarterly Report / May 31, 2014

Schedule of Investments (Unaudited)

Tax Free Fund

May 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Nevada — 0.7%
Reno, Sales Tax Revenue Authority, Reno Transportation Project, RB
0.050%, 06/01/14 (A)(B)	$6,300	$6,300

New Hampshire — 3.8%
New Hampshire State, Business Finance Authority, Taylor Home Project, Ser A, RB
0.050%, 06/05/14 (A)(B)	400	400
New Hampshire State, Business Finance Authority, Taylor Home Project, Ser B, RB
0.050%, 06/05/14 (A)(B)	4,695	4,695
New Hampshire State, Health & Education Facilities Authority, Exeter Hospital Project, RB
0.060%, 06/05/14 (A)(B)	2,180	2,180
New Hampshire State, Health & Education Facilities Authority, Ser B, RB
0.070%, 06/01/14 (A)	19,900	19,900
New Hampshire State, Health & Education Facilities Authority, University of New Hampshire Project, RB
0.070%, 06/01/14 (A)	5,200	5,200

		32,375

New Jersey — 1.4%
Monmouth County, Improvement Authority, RB
2.000%, 12/04/14	1,100	1,110
Readington Township, BAN
1.000%, 01/29/15	4,025	4,045
Sparta Township, GO
1.000%, 10/31/14	3,963	3,975
Sussex County, GO
1.000%, 06/27/14	3,250	3,252

		12,382

New York — 14.4%
Brewster, Central School District, School Improvement Project, BAN
1.000%, 01/30/15	4,265	4,289
Cheektowaga, BAN
0.500%, 07/17/14	2,700	2,701
Corning, City School District, GO
1.000%, 06/26/14	8,900	8,905
East Hampton, Union Free School District, TRAN
1.000%, 06/26/14	1,030	1,031

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Forest City, New Rochelle Revenue Bond Certificate Trust, Ser C, RB
0.090%, 06/05/14 (A)(B)	$11,215	$11,215
Hamburg, Central School District, BAN
0.750%, 06/12/15	3,900	3,916
Nassau County, Interim Finance Authority, Ser D1, RB
0.060%, 06/04/14 (A)	10,675	10,675
New York City, Housing Development Authority, Manhattan Avenue Development Project, Ser A, RB
0.060%, 06/05/14 (A)(B)	4,100	4,100
New York City, Industrial Development Agency, Jewish Board of Family Services Project, RB
0.060%, 06/04/14 (A)(B)	8,800	8,800
New York State, Dormitory Authority, Culinary Institute of America Project, RB
0.060%, 06/05/14 (A)(B)	1,775	1,775
New York State, Energy Research & Development Authority, Various Continuing Education, Sub-Ser A2, RB
0.050%, 06/04/14 (A)(B)	13,100	13,100
New York State, Housing Finance Agency, 600 W 42nd Street Project, Ser A, RB
0.070%, 06/04/14 (A)	5,000	5,000
New York State, Liberty Development Corporation, 3 World Trade Center Project, Ser A1, RB
0.150%, 09/01/14 (A)	34,000	34,000
Niagara Area, Development Authority, Niagara University Project, RB
0.050%, 06/04/14 (A)(B)	2,000	2,000
St. Lawrence County, Industrial Development Agency, United Helpers Independent Living Project, RB
0.130%, 06/04/14 (A)(B)	2,045	2,045
Tonawanda, Various Purpose, BAN
1.000%, 09/04/14	1,900	1,904
Ulster County, Ser B, GO
1.000%, 11/26/14	4,223	4,238
Victor, Central School District, TRAN
1.000%, 09/26/14	2,400	2,406
West Seneca, TRAN
1.000%, 08/01/14	2,500	2,503

		124,603

4	SEI Tax Exempt Trust / Quarterly Report / May 31, 2014

Schedule of Investments (Unaudited)

Tax Free Fund

May 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

North Carolina — 2.9%
North Carolina State, Capital Facilities Finance Agency, RB
0.090%, 07/15/14	$6,500	$6,500
North Carolina State, Medical Care Commission, Novant Health Group Project, Ser A, RB
0.090%, 06/04/14 (A)	16,000	16,000
North Carolina State, Medical Care Commission, Wayne Memorial Hospital Project, RB
0.060%, 06/05/14 (A)(B)	2,680	2,680

		25,180

Ohio — 2.7%
Columbus, Ser C, GO
5.000%, 07/15/14	1,270	1,277
East Liverpool, Hospital Revenue Authority, East Liverpool City Hospital Project, RB
0.060%, 06/05/14 (A)(B)	8,100	8,100
Hamilton County, Economic Development Authority, Saint Xavier High School Project, RB
0.060%, 06/06/14 (A)(B)	6,550	6,550
Lucas County, Various Purpose Improvement Projects, TRAN
1.000%, 07/16/14	1,300	1,301
Ohio State University, RB
0.080%, 06/10/14	4,000	4,000
Ohio State, Air Quality Development Authority, Ohio Valley Electric Project, Ser A, RB
0.050%, 06/05/14 (A)(B)	2,000	2,000

		23,228

Oklahoma — 0.7%
Tulsa, Industrial Authority, Justin Industries Project, RB
0.080%, 06/05/14 (A)(B)	6,335	6,335

Oregon — 1.5%
Oregon Coast, Community College District, GO, NATL
Pre-Refunded @ 100
5.000%, 06/15/14 (C)	1,000	1,002
Oregon State, Oregon State University Project, Ser N, GO
2.000%, 08/01/14	695	697
Oregon State, Veterans Welfare Services Authority, Ser 83, GO
0.050%, 06/04/14 (A)	10,965	10,965

		12,664

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Pennsylvania — 3.1%
Adams County, Industrial Development Authority, Brethren Home Community Project, RB
0.060%, 06/05/14 (A)(B)	$17,320	$17,320
Allegheny County, Industrial Development Authority, Jewish Community Center Project, Ser B, RB
0.080%, 06/05/14 (A)(B)	1,825	1,825
Allegheny County, Redevelopment Authority, Brentwood Towne Square Project, Ser A, TA
0.130%, 06/05/14 (A)(B)	300	300
Cumberland County, Municipal Authority, Diakon Lutheran Social Project, RB
0.060%, 06/03/14 (A)(B)	1,255	1,255
Hazleton Area, Industrial Development Authority, MMI Preparatory School Project, RB
0.070%, 06/05/14 (A)(B)	1,300	1,300
Montgomery County, Industrial Development Authority, Girl Scouts Southeastern PA, RB
0.080%, 06/06/14 (A)(B)	1,465	1,465
University of Pittsburgh, GO
2.000%, 07/11/14	3,050	3,056

		26,521

Rhode Island — 0.2%
Rhode Island State, Health & Educational Building Authority, Brown University Project, Ser A, RB
4.000%, 09/01/14	1,680	1,696

South Carolina — 2.2%
Chester County, School District, Ser B, GO
1.250%, 03/01/15	1,275	1,285
Greenville County, School District, Ser C, TRAN
1.000%, 06/02/14	6,850	6,850
South Carolina State, Association of Governmental Organizations, Ser A, COP
1.000%, 03/02/15	7,150	7,197
South Carolina State, Jobs-Economic Development Authority, Goodwill Industries Upper South Carolina Project, RB
0.060%, 06/02/14 (A)(B)	4,040	4,040

		19,372

5	SEI Tax Exempt Trust / Quarterly Report / May 31, 2014

Schedule of Investments (Unaudited)

Tax Free Fund

May 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

South Dakota — 0.8%
South Dakota State, Housing Development Authority, Homeownership Meeting Project, Ser A, RB
0.060%, 06/05/14 (A)	$6,545	$6,545

Tennessee — 4.1%
Blount County, Public Building Authority, Local Government Public Improvement Project, Ser B, RB
0.060%, 06/04/14 (A)(B)	10,000	10,000
Shelby County, Various Public Improvement Projects, Ser B, GO
0.060%, 06/05/14	25,000	25,000

		35,000

Texas — 8.5%
Deer Park, Independent School District, School Building Project, GO, PSF-GTD
2.000%, 02/15/15	2,480	2,512
Fort Bend, Independent School District, Ser A, GO, PSF-GTD
Pre-Refunded @ 100
5.250%, 08/15/14 (C)	1,700	1,717
Fort Worth, Independent School District, School Building Project, GO, PSF-GTD
2.000%, 08/15/14	3,160	3,172
Harris County, Cultural Education Facilities Finance Authority, Memorial Hospital Hermann Health Care Project, RB
0.040%, 06/04/14 (A)	14,400	14,400
Houston, GO
0.100%, 07/09/14	2,900	2,900
RBC Municipal Products Trust, Ser E18, RB
0.060%, 06/05/14 (A)(B)	17,000	17,000
Texas State, Industry Educational Services, Ser B, GO
0.060%, 06/04/14 (A)	3,500	3,500
Texas State, TRAN
2.000%, 08/28/14	27,500	27,622
Tom Green County, Health Facilities Development, Universal Health Services Project, RB
0.130%, 06/04/14 (A)(B)	1,000	1,000

		73,823

Utah — 0.9%
Utah State, Ser B, GO
5.000%, 07/01/14	1,000	1,004

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Wells Fargo Stage Trust, Ser 144C, RB
0.070%, 06/06/14 (A)	$7,000	$7,000

		8,004

Virginia — 0.3%
Fairfax, Economic Development Authority, Public Improvement Projects, RB
Pre-Refunded @ 100
5.000%, 01/15/15 (C)	2,315	2,384

Washington — 1.5%
King County, Housing Authority, Landmark Apartments Project, RB
0.060%, 06/05/14 (A)(B)	6,980	6,980
Washington State, Health Care Facilities Authority, Catholic Health Project, Ser B, RB
0.120%, 06/05/14 (A)	5,900	5,900

		12,880

Multi-State — 2.4%
BB&T Municipal Trust, Ser 1007, RB
0.160%, 06/05/14 (A)(B)	660	660
BB&T Municipal Trust, Ser 1039, RB
0.160%, 06/05/14 (A)(B)	13,270	13,270
FHLMC, Multi-family Housing, Ser M027, RB
0.070%, 06/05/14 (A)	7,105	7,105

		21,035

Total Municipal Bonds (Cost $871,001) ($ Thousands)		871,001

Total Investments — 100.8% (Cost $871,001) ($ Thousands)†		$871,001

Percentages are based on Net Assets of $864,271 ($ Thousands).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on May 31, 2014. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(B)	Securities are held in connection with a letter of credit issued by a major bank.

(C)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

6	SEI Tax Exempt Trust / Quarterly Report / May 31, 2014

Schedule of Investments (Unaudited)

Tax Free Fund

May 31, 2014

AGM — Assured Guaranty Municipal

BAN — Bond Anticipation Note

COP — Certificate of Participation

CP — Commercial Paper

FHLMC — Federal Home Loan Mortgage Corporation

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

PSF-GTD — Texas Public School Fund Guarantee

RAN — Revenue Anticipation Note

RB — Revenue Bond

SAB — Special Assessment Bond

Ser — Series

TA — Tax Allocation

TRAN — Tax and Revenue Anticipation Note

†	For Federal Tax purposes, the Fund’s aggregate tax cost is equal to book cost.

As of May 31, 2014, all of the Fund’s investments are Level 2 in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

During the period ended May 31, 2014 there were no transfers between levels.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

7	SEI Tax Exempt Trust / Quarterly Report / May 31, 2014

Schedule of Investments (Unaudited)

Institutional Tax Free Fund

May 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS — 99.7%

Arkansas — 0.3%
Pulaski County, Health Facilities Board, Catholic Health Project, Ser B, RB
0.120%, 06/02/14 (A)	$3,100	$3,100

California — 5.2%
California State, Communities Development Authority, RB
0.150%, 12/05/14	1,500	1,500
California State, Communities Development Authority, Regional Government, RB
0.200%, 06/05/14	1,800	1,800
0.190%, 08/07/14	8,600	8,600
California State, Ser A2, RAN
2.000%, 06/23/14	11,780	11,793
Irvine Ranch, Water District, Ser A1, SAB
0.070%, 06/05/14 (A)	4,000	4,000
San Diego County, Museum of Art Project, COP
0.080%, 06/05/14 (A)(B)	1,200	1,200
San Diego, Housing Authority, Hillside Garden Apartment Project, Ser C, RB, FNMA
0.070%, 06/05/14 (A)	11,915	11,915
Sequoia, Union High School District, Ser 2160, GO, AGM
0.210%, 06/05/14 (A)	6,965	6,965

		47,773

Colorado — 0.5%
Colorado State, Health Facilities Authority, Catholic Health Project, Ser B6, RB
0.120%, 06/04/14 (A)	3,200	3,200
Colorado State, Housing & Finance Authority, Ser AA3, RB
0.090%, 06/04/14 (A)	1,185	1,185

		4,385

Connecticut — 1.9%
Clinton, GO
1.000%, 02/10/15	2,680	2,696
Connecticut State, Health & Educational Facility Authority, Hotchkiss School Project, Ser A, RB
0.060%, 06/05/14 (A)	4,200	4,200

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Connecticut State, Industrial Development Authority, Bradley Airport Hotel Project, RB
0.060%, 06/05/14 (A)(B)	$1,815	$1,815
Enfield, TRAN
1.000%, 08/12/14	2,300	2,303
Manchester, Various Purpose Notes, GO
1.500%, 07/03/14	2,075	2,077
Stonington, BAN
1.000%, 08/22/14	3,855	3,862

		16,953

District of Columbia — 1.9%
District of Columbia, RB, NATL
0.050%, 06/02/14 (A)(B)	12,400	12,400
District of Columbia, Ser A, RB
0.100%, 06/05/14 (A)	5,300	5,300

		17,700

Florida — 6.5%
Broward County, School Board, Ser C, COP, AGM
Pre-Refunded @ 100
5.250%, 07/01/14 (C)	2,000	2,008
Duval County, Housing Finance Authority, Glades Apartment Project, RB
0.060%, 06/05/14 (A)(B)	2,000	2,000
Eclipse Funding Trust, Ser 2007-0036, COP, AGM
0.060%, 06/05/14 (A)(B)	3,460	3,460
Kissimmee, Utility Authority, RB
0.120%, 07/28/14	9,320	9,320
0.110%, 08/05/14	14,750	14,750
Lakeland, Educational Facilities Authority, Florida Southern College Project, RB
0.050%, 06/03/14 (A)(B)	1,695	1,695
Palm Beach County, Revenue Authority, Benjamin Private School Project, RB
0.070%, 06/05/14 (A)(B)	5,400	5,400
Palm Beach County, Revenue Authority, Henry Morrison Flagler Project, RB
0.060%, 06/05/14 (A)(B)	2,975	2,975
Palm Beach County, Revenue Authority, Pine Crest Preparatory Project, RB
0.050%, 06/05/14 (A)(B)	11,360	11,360
RBC Municipal Products Trust, Ser E-43, GO
0.060%, 06/05/14 (A)(B)	6,395	6,395

		59,363

1	SEI Tax Exempt Trust / Quarterly Report / May 31, 2014

Schedule of Investments (Unaudited)

Institutional Tax Free Fund

May 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Georgia — 4.8%
Houston County, School District, GO
4.000%, 09/01/14	$1,185	$1,196
Macon, Water Authority, Ser A, RB
0.070%, 06/05/14 (A)	2,825	2,825
Main Street Natural Gas, Ser A, RB
0.060%, 06/05/14 (A)	32,690	32,690
Paulding County, Hospital Authority, Ser B, RB
0.060%, 06/05/14 (A)(B)	6,875	6,875

		43,586

Idaho — 0.1%
Ammon, Urban Renewal Agency, Tax Increment, Ser A, TA
0.160%, 06/05/14 (A)(B)	1,065	1,065

Illinois — 10.4%
Illinois State, Development Finance Authority, Cradle Society Project, RB
0.160%, 06/04/14 (A)(B)	5,200	5,200
Illinois State, Development Finance Authority, North Shore Country Day Project, RB
0.060%, 06/04/14 (A)(B)	2,500	2,500
Illinois State, Development Finance Authority, University of Chicago Project, Ser C, RB
0.050%, 06/05/14 (A)	27,611	27,611
Illinois State, Development Finance Authority, YMCA Metropolitan Chicago Project, RB
0.060%, 06/04/14 (A)(B)	18,700	18,700
Illinois State, Toll Highway Authority, Ser A, RB, AGM
0.060%, 06/05/14 (A)	27,700	27,700
Illinois State, Unemployment Compensation Trust Fund, Ser A, RB
5.000%, 06/15/14	4,380	4,388
JPMorgan Chase PUTTERs/DRIVERs Trust, Ser 4279, GO
0.100%, 06/04/14 (A)	9,160	9,160

		95,259

Indiana — 1.6%
Indiana State, Bond Bank, Revenue Funding Program, Ser A, RAN
1.250%, 01/06/15	3,820	3,843
Indiana State, Development Finance Authority, DePauw University Project, Ser A, RB
0.060%, 06/05/14 (A)(B)	2,395	2,395

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Indiana State, Educational Facilities Finance Authority, Lutheran Child Project, RB
0.080%, 06/05/14 (A)(B)	$3,880	$3,880
Indiana State, Health Facility Financing Authority, Community Hospital Project, Ser B
0.050%, 06/04/14 (A)(B)	4,100	4,100

		14,218

Iowa — 0.5%
Mason City, Industrial Development Authority, Supervalu Project, RB
0.060%, 06/04/14 (A)(B)	4,900	4,900

Kansas — 1.7%
Kansas State, Development Finance Authority, RB
0.080%, 06/05/14 (A)	7,500	7,500
Wyandotte County, Kansas City Unified Government, Ser I, GO
0.180%, 03/01/15	8,500	8,500

		16,000

Kentucky — 2.9%
Daviess County, Wendell Fosters Campus Project, RB
0.080%, 06/05/14 (A)(B)	1,550	1,550
Kenton County, School District Finance Authority, RB, NATL
Pre-Refunded @ 100
5.000%, 06/01/14 (C)	11,160	11,160
Kentucky State, Economic Development Finance Authority, Baptist Health Care Systems Project, Ser B4, RB
0.060%, 06/05/14 (A)(B)	7,000	7,000
Kentucky State, Rural Water Finance Authority, Construction Notes, Ser D1, RAN
1.000%, 09/01/14	3,260	3,266
Louisville/Jefferson County, Metropolitan Government, Louisville Presbyterian Project, RB
0.080%, 06/05/14 (A)(B)	3,340	3,340

		26,316

Louisiana — 1.1%
St. James Parish, Industrial Development Authority, Nustar Logistics Project, RB
0.070%, 06/04/14 (A)(B)	10,000	10,000

2	SEI Tax Exempt Trust / Quarterly Report / May 31, 2014

Schedule of Investments (Unaudited)

Institutional Tax Free Fund

May 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Maryland — 2.9%
Maryland State, GO
3.000%, 08/01/14	$2,500	$2,512
Maryland State, Local Facilities Authority, Ser B, GO
5.250%, 08/15/14	2,100	2,122
Maryland State, Transportation Authority, RB, AGM
Pre-Refunded @ 100
5.000%, 07/01/14 (C)	1,735	1,742
Montgomery County, Housing Opportunities Commission, Ser C, RB
0.050%, 06/03/14 (A)(B)	11,240	11,240
Montgomery County, Trinity Health Credit Group Project, RB
0.100%, 06/01/14 (A)	9,200	9,200

		26,816

Massachusetts — 1.6%
Bellingham, BAN
1.000%, 06/26/14	1,102	1,103
Marlborough, BAN
1.000%, 06/20/14	3,550	3,551
Massachusetts State, Development Finance Agency, Seven Hills Foundation Project, Ser A, RB
0.050%, 06/05/14 (A)(B)	1,800	1,800
Massachusetts State, Port Authority, RB
0.080%, 08/01/14	5,500	5,500
University of Massachusetts, Building Authority, Ser 04-1, RB, AMBAC
Pre-Refunded @ 100
5.250%, 11/01/14 (C)	2,745	2,803

		14,757

Michigan — 5.4%
L’Anse Creuse, Public Schools, School Building & Site Project, GO
0.080%, 06/01/14 (A)	25,200	25,200
Michigan State, Strategic Fund, Kalamazoo Christian School Project, RB
0.080%, 06/05/14 (A)(B)	3,160	3,160
St. Joseph, Hospital Finance Authority, Lakeland Hospital Project, RB, AGM
0.110%, 06/05/14 (A)	9,000	9,000
0.110%, 06/05/14 (A)	12,500	12,500

		49,860

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Minnesota — 1.6%
East Grand Forks, Independent School District No. 595, TRAN
1.250%, 08/28/14	$2,700	$2,706
Goodhue, Independent School District No. 253, Ser A, TRAN
1.000%, 09/17/14	1,300	1,302
Minneapolis State, Special School District No. 1, Ser D, COP
5.000%, 02/01/15	1,000	1,032
Minnesota State, Various Purpose, GO
5.000%, 08/01/14	1,075	1,084
Minnesota State, Various Purpose, Ser D, GO
5.000%, 08/01/14	3,300	3,327
Rocori, Independent School District No. 750, Ser A, TRAN
1.250%, 09/29/14	1,355	1,359
Woodbury, Private Schools Facilities Authority, Saint Ambrose Project, RB
0.210%, 06/04/14 (A)(B)	3,650	3,650

		14,460

Mississippi — 0.4%
Mississippi State, Business Finance, Gulf Opportunity Zone Revenue, Tindall Corp. Project, RB
0.060%, 06/03/14 (A)(B)	4,010	4,010

Missouri — 0.6%
Missouri State, Health & Educational Facilities Authority, CP
0.110%, 08/01/14	2,100	2,100
0.100%, 07/01/14	3,500	3,500
St. Louis County, Industrial Development Authority, Schnuck Markets Kirkwood Project, RB
0.070%, 06/05/14 (A)(B)	100	100

		5,700

Nebraska — 3.2%
Central Plains, Energy Project No. 2, RB
0.060%, 06/12/14 (A)	17,290	17,290
Norfolk, Industrial Development Authority, Supervalu Project, RB
0.060%, 06/04/14 (A)(B)	2,800	2,800
Omaha, Public Power District, GO
0.110%, 06/04/14	7,400	7,400
0.100%, 06/11/14	2,100	2,100

		29,590

3	SEI Tax Exempt Trust / Quarterly Report / May 31, 2014

Schedule of Investments (Unaudited)

Institutional Tax Free Fund

May 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Nevada — 0.8%
Reno, Sales Tax Revenue Authority, Reno Transportation Project, RB
0.060%, 06/01/14 (A)(B)	$7,450	$7,450

New Jersey — 1.7%
Monmouth County, Improvement Authority, Government Pooled Loan, RB
2.000%, 12/04/14	1,475	1,488
Readington Township, BAN
1.000%, 01/29/15	4,150	4,171
Sparta Township, GO
1.000%, 10/31/14	5,140	5,156
Sussex County, GO
1.000%, 06/27/14	4,750	4,753

		15,568

New Mexico — 0.1%
New Mexico State, Sererance Tax, Ser B, RB
5.000%, 07/01/14	1,000	1,004

New York — 11.4%
Brewster, Central School District, School Improvement Project, BAN
1.000%, 01/30/15	4,440	4,465
Cheektowaga, BAN
0.500%, 07/17/14	3,900	3,901
Corning, City School District, GO
1.000%, 06/26/14	9,100	9,106
East Hampton, Union Free School District, TRAN
1.000%, 06/26/14	1,350	1,351
Forest City, New Rochelle Revenue Bond Certificate Trust, Ser C, RB
0.090%, 06/05/14 (A)(B)	1,270	1,270
Hamburg, Central School District, BAN
0.750%, 06/12/15	4,300	4,318
Nassau County, Interim Finance Authority, Ser D1, RB
0.060%, 06/04/14 (A)	3,325	3,325
New York City, Housing Development Authority, 1133 Manhattan Avenue Development Project, Ser A, RB, FHLMC
0.060%, 06/07/14 (A)	7,000	7,000
New York City, Transitional Finance Authority, Future Tax Secured Revenue, RB
0.040%, 06/05/14 (A)(B)	14,085	14,085

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New York State, Housing Finance Agency, 600 W 42nd Street Project, Ser A, RB
0.070%, 06/04/14 (A)	$1,800	$1,800
New York State, Liberty Development Corporation, 3 World Trade Center Project, Ser A1, RB
0.150%, 09/01/14 (A)	34,000	34,000
Niagara Area, Development Authority, Niagara University Project, RB
0.050%, 06/04/14 (A)(B)	2,705	2,705
Putnam County, Industrial Development Agency, United Cerebral Palsy Project, Ser A, RB
0.060%, 06/05/14 (A)(B)	2,600	2,600
Tonawanda, Various Purpose, BAN
1.000%, 09/04/14	2,740	2,745
Ulster County, Ser B, GO
1.000%, 11/26/14	5,420	5,439
Victor, Central School District, TRAN
1.000%, 09/26/14	3,100	3,108
West Seneca, TRAN
1.000%, 08/01/14	3,565	3,569

		104,787

North Carolina — 3.4%
North Carolina State, Capital Facilities Finance Agency, RB
0.090%, 07/15/14	2,500	2,500
North Carolina State, Medical Care Commission, Cape Fear Valley Health Systems Project, RB
0.060%, 06/04/14 (A)(B)	10,000	10,000
North Carolina State, Medical Care Commission, Novant Health Group Project, Ser A, RB
0.090%, 06/04/14 (A)	13,850	13,850
North Carolina State, Medical Care Commission, Wayne Memorial Hospital Project, RB
0.060%, 06/05/14 (A)(B)	5,000	5,000

		31,350

Ohio — 2.0%
East Liverpool, Hospital Revenue Authority, East Liverpool City Hospital Project, RB
0.060%, 06/05/14 (A)(B)	5,765	5,765
Hamilton County, Economic Development Authority, Cincinnati Symphony Orchestra Project, RB
0.080%, 06/05/14 (A)(B)	2,025	2,025

4	SEI Tax Exempt Trust / Quarterly Report / May 31, 2014

Schedule of Investments (Unaudited)

Institutional Tax Free Fund

May 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Hamilton County, Economic Development Authority, Saint Xavier High School Project, RB
0.060%, 06/06/14 (A)(B)	$2,180	$2,180
Lucas County, Various Purpose Improvement Projects, TRAN
1.000%, 07/16/14	1,977	1,979
Ohio State University, GO
0.080%, 06/10/14	4,000	4,000
Ohio State, New Street Infrastructure Project, Ser 2010-1, RB
5.000%, 06/15/14	1,000	1,002
Summit County, Port Authority, Barberton YMCA Project, RB
0.060%, 06/04/14 (A)(B)	1,430	1,430

		18,381

Oregon — 1.3%
Oregon Coast, Community College District, GO, NATL
Pre-Refunded @ 100
5.000%, 06/15/14 (C)	1,250	1,252
Oregon State, Oregon State University Project, Ser N, GO
2.000%, 08/01/14	1,000	1,003
Oregon State, Ser J, GO
5.000%, 05/01/15	1,680	1,755
Oregon State, Veterans Welfare Services Authority, GO
0.050%, 06/04/14 (A)	7,800	7,800

		11,810

Pennsylvania — 5.0%
Allegheny County, Industrial Development Authority, Sacred Heart High School Project, RB
0.070%, 06/05/14 (A)(B)	800	800
Cumberland County, Municipal Authority, Diakon Lutheran Social Project, RB
0.060%, 06/03/14 (A)(B)	1,200	1,200
Delaware County, Industrial Development Authority, Melmark Incorporated Project, RB
0.060%, 06/02/14 (A)(B)	2,100	2,100
Hazleton Area, Industrial Development Authority, MMI Preparatory School Project, RB
0.070%, 06/05/14 (A)(B)	1,420	1,420
New Castle Area, Hospital Authority, Jameson Memorial Hospital Project, RB
0.060%, 06/05/14 (A)(B)	17,820	17,820

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Pennsylvania State, Higher Educational Facilities Authority, Association of Independent Colleges Project, Ser I5, RB
0.070%, 06/05/14 (A)(B)	$2,800	$2,800
RBC Municipal Products Trust, Ser E-16, RB
0.060%, 06/05/14 (A)(B)	9,500	9,500
RBC Municipal Products Trust, Ser E-31, RB
0.060%, 06/05/14 (A)(B)	4,000	4,000
University of Pittsburgh, RB
2.000%, 07/11/14	4,550	4,559
West Cornwall Township, Municipal Authority, Senior Living Facility, Lebanon Valley, RB
0.060%, 06/05/14 (A)(B)	1,775	1,775

		45,974

South Carolina — 2.1%
Greenville County, School District, Ser C, TRAN
1.000%, 06/02/14	9,500	9,500
South Carolina State, Association of Governmental Organizations, Ser A, COP
1.000%, 03/02/15	7,050	7,096
South Carolina State, Jobs-Economic Development Authority, Goodwill Industries Upper South Carolina Project, RB
0.060%, 06/02/14 (A)(B)	2,810	2,810

		19,406

South Dakota — 1.1%
South Dakota State, Housing Development Authority, Homeownership Meeting Project, Ser A, RB
0.060%, 06/05/14 (A)	6,355	6,355
Watertown, Industrial Development Revenue Authority, Supervalu Project, RB
0.060%, 06/04/14 (A)(B)	3,900	3,900

		10,255

Tennessee — 2.5%
Blount County, Public Building Authority, Local Government Public Improvement Project, RB
0.060%, 06/04/14 (A)(B)	4,995	4,995
Blount County, Public Building Authority, Local Government Public Improvement Project, Ser B, RB
0.060%, 06/04/14 (A)(B)	8,435	8,435

5	SEI Tax Exempt Trust / Quarterly Report / May 31, 2014

Schedule of Investments (Unaudited)

Institutional Tax Free Fund

May 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Shelby County, Various Public Improvement Projects, Ser B, GO
0.060%, 06/05/14	$9,350	$9,350

		22,780

Texas — 6.4%
BB&T Municipal Trust, Ser 2036, RB
0.070%, 06/05/14 (A)	700	700
Eclipse Funding Trust, Ser 2006-0071, GO
0.060%, 06/05/14 (A)(B)	3,900	3,900
Fort Bend, Independent School District, Ser A, GO, PSF-GTD
Pre-Refunded @ 100
5.250%, 08/15/14 (C)	2,615	2,641
Harris County, Cultural Education Facilities Finance Authority, Memorial Hospital Hermann Health Care Project, RB
0.040%, 06/04/14 (A)	5,600	5,600
Houston, GO
0.100%, 07/09/14	3,100	3,100
Houston, Utility System Revenue Authority, RB
0.060%, 06/05/14 (A)(B)	6,800	6,800
Texas State, Industry Educational Services, Ser B, GO
0.060%, 06/04/14 (A)	5,940	5,940
Texas State, TRAN
2.000%, 08/28/14	28,000	28,124
Travis County, Housing Finance Authority, Travis Station Apartments Project, Ser A, RB, FNMA
0.060%, 06/04/14 (A)	2,175	2,175

		58,980

Utah — 1.4%
Murray City, Hospital Revenue Authority, IHC Health Services Project, Ser B, RB
0.030%, 06/05/14 (A)	13,000	13,000

Vermont — 0.7%
Vermont State, Educational & Health Buildings Financing Agency, Springfield Project, Ser A, RB
0.050%, 06/05/14 (A)(B)	6,095	6,095

Washington — 1.2%
Everett, GO
0.060%, 06/05/14 (A)(B)	9,000	9,000

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Washington State, Housing Finance Commission, Pioneer Human Services Project, Ser A, RB
0.090%, 06/06/14 (A)(B)	$1,585	$1,585

		10,585

West Virginia — 0.4%
Parkersburg, Industrial Development Authority, B-H Association Project, RB
0.070%, 06/05/14 (A)(B)	3,500	3,500

Wisconsin — 0.7%
Wisconsin State, Health & Educational Facilities Authority, Franciscan Sisters Project, Ser B, RB
0.060%, 06/05/14 (A)(B)	6,090	6,090

Wyoming — 1.0%
Sweetwater County, Pollution Control Authority, Pacificorp Project, Ser A, RB
0.060%, 06/04/14 (A)(B)	3,900	3,900
Sweetwater County, Pollution Control Authority, Pacificorp Project, Ser B, RB
0.060%, 06/04/14 (A)(B)	4,905	4,905

		8,805

Multi-State — 1.4%
BB&T Municipal Trust, Ser 1037, RB
0.230%, 06/05/14 (A)	105	105
BB&T Municipal Trust, Ser 1039, RB
0.160%, 06/05/14 (A)(B)	3,915	3,915
FHLMC, Multi-family Housing, Ser M027, RB
0.070%, 06/05/14 (A)	9,205	9,205

		13,225

Total Municipal Bonds (Cost $914,856) ($ Thousands)		914,856

Total Investments — 99.7% (Cost $914,856) ($ Thousands)†		$914,856

Percentages are based on Net Assets of $918,014 ($ Thousands).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on May 31, 2014. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(B)	Securities are held in connection with a letter of credit issued by a major bank.

(C)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

6	SEI Tax Exempt Trust / Quarterly Report / May 31, 2014

Schedule of Investments (Unaudited)

Institutional Tax Free Fund

May 31, 2014

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

BAN — Bond Anticipation Note

COP — Certificate of Participation

CP — Commercial Paper

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

PSF-GTD — Texas Public School Fund Guarantee

RAN — Revenue Anticipation Note

RB — Revenue Bond

SAB — Special Assessment Bond

Ser — Series

TA — Tax Allocation

TRAN — Tax and Revenue Anticipation Note

†	For Federal Tax purposes, the Fund’s aggregate tax cost is equal to book cost.

As of May 31, 2014, all of the Fund’s investments are Level 2 in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

During the period ended May 31, 2014 there were no transfers between levels.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

7	SEI Tax Exempt Trust / Quarterly Report / May 31, 2014

Schedule of Investments (Unaudited)

Intermediate – Term Municipal Fund

May 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS — 98.8%

Alabama — 0.4%
Alabama State, 21st Century Authority, Ser A, RB
5.000%, 06/01/20	$720	$840
Birmingham, Water Works Board of Revenue Authority, Water Works Project, RB
5.000%, 01/01/21	1,000	1,178
University of Alabama, Ser A, RB
Callable 07/01/22 @ 100
5.000%, 07/01/23	2,160	2,586

		4,604

Alaska — 0.7%
Alaska State, Housing Finance Authority, General Housing Project, Ser B, RB, NATL
Callable 06/01/15 @ 100
5.000%, 12/01/20	5,000	5,233
Alaska State, Industrial Development & Export Authority, Ser A, RB
Callable 04/01/20 @ 100
5.250%, 04/01/23	3,510	3,973

		9,206

Arizona — 3.6%
Arizona State, Agricultural Improvement & Power District, Salt River Project, Ser A, RB
Callable 12/01/21 @ 100
5.000%, 12/01/27	2,500	2,940
Arizona State, Agricultural Improvement & Power District, Salt River Project, Ser A, RB
Callable 01/01/19 @ 100
5.000%, 01/01/25	2,295	2,653
Arizona State, Department of Transportation, Highway Fund Revenue Authority, Ser B, RB
Callable 07/01/18 @ 100
5.000%, 07/01/32	1,820	2,041
Arizona State, Department of Transportation, Highway Fund Revenue Authority, Ser A, RB
5.000%, 07/01/20	2,500	2,998
Arizona State, Health Facilities Authority, Banner Health Project, Ser A, RB
Callable 01/01/17 @ 100
5.000%, 01/01/18	4,500	4,964
Arizona State, Transportation Board, Maricopa County Region Area Road Project, RB
5.000%, 07/01/16	1,525	1,672

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Arizona State University, RB
Callable 08/01/24 @ 100
5.000%, 08/01/30	$3,540	$4,013
Maricopa County, Pollution Control Authority, Public Service, Ser B, RB
5.200%, 06/01/43 (A)	3,690	4,081
Phoenix, Civic Improvement Authority, Junior Lien, RB
5.000%, 07/01/18	2,000	2,309
Phoenix, Civic Improvement Authority, Junior Lien, Ser A, RB
Callable 07/01/20 @ 100
5.000%, 07/01/26	3,500	3,936
Phoenix, Civic Improvement Authority, Ser Junior Lien, RB
5.000%, 07/01/23	2,510	3,067
Phoenix, Civic Improvement Authority, Ser Junior Lien, RB, NATL
Callable 07/01/17 @ 100
5.000%, 07/01/20	2,000	2,228
Pima County, Industrial Development Authority, American Charter School Foundation Project, Ser A, RB
5.125%, 07/01/15	475	482
Pima County, Sewer System Authority, RB, AGM
Callable 07/01/20 @ 100
5.000%, 07/01/23	2,000	2,304
Salt Verde, Financial Gas Revenue Authority, RB
5.000%, 12/01/37	3,265	3,627
Salt Verde, RB
5.250%, 12/01/24	1,330	1,560
Yavapai County, Industrial Development Authority, Yavapai Regional Medical Center Project, Ser A, RB
Callable 08/01/23 @ 100
5.250%, 08/01/33	1,000	1,085

		45,960

Arkansas — 0.3%
Arkansas State, University of Central Arkansas, Auxiliary Project, Ser C, RB, AMBAC
6.125%, 04/01/26	1,535	1,859
Arkansas State, University of Central Arkansas, Student Fee Project, Ser B, RB, AMBAC
6.125%, 04/01/26	1,535	1,859

		3,718

California — 14.2%
Alameda Corridor, Transportation Authority, Senior Lien, Ser A, RB
5.000%, 10/01/20	1,725	2,051

1	SEI Tax Exempt Trust / Quarterly Report / May 31, 2014

Schedule of Investments (Unaudited)

Intermediate – Term Municipal Fund

May 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Bay Area, Toll Authority, RB
Callable 04/01/18 @ 100
5.000%, 04/01/34	$1,030	$1,121
Bay Area, Toll Authority, RB
5.000%, 04/01/22	2,500	3,079
California State, Communities Development Authority, Kaiser Permanente Project, Ser A, RB
5.000%, 04/01/19	3,410	4,002
California State, Communities Development Authority, Statewide Regional Inland Center Project, RB
Callable 12/01/17 @ 100
5.250%, 12/01/27	2,215	2,382
California State, Department of Water Resources, Ser L, RB
5.000%, 05/01/19	4,000	4,735
California State, Economic Recovery, Ser A, GO
Callable 07/01/19 @ 100
5.250%, 07/01/21	1,745	2,067
5.000%, 07/01/20	5,000	5,949
California State, GO
Callable 09/01/18 @ 100
5.000%, 09/01/28	3,100	3,550
California State, GO
Callable 10/01/19 @ 100
5.250%, 10/01/21	4,130	4,957
California State, GO
Callable 04/01/19 @ 100
5.500%, 04/01/21	5,000	5,963
California State, GO
Callable 10/01/14 @ 100
6.250%, 10/01/19	480	490
California State, GO
Callable 09/01/22 @ 100
5.000%, 09/01/23	2,500	3,008
California State, GO
Callable 09/01/21 @ 100
5.250%, 09/01/28	1,750	2,037
California State, GO
5.000%, 10/01/18	3,000	3,501
5.000%, 11/01/19	1,000	1,187
5.000%, 02/01/20	2,000	2,376
5.000%, 09/01/22	625	756
California State, Health Facilities Financing Authority, St. Joseph Heatlh System Project, Ser A, RB
Callable 07/01/23 @ 100
5.000%, 07/01/26	5,000	5,841
California State, Health Facilities Financing Authority, St. Joseph Heatlh System Project, Ser C, RB
5.000%, 07/01/43 (A)	2,500	2,952
California State, Public Works Board, Judicial Council Project, Ser A, RB
Callable 03/01/23 @ 100
5.000%, 03/01/26	1,000	1,163

Description	Face Amount ($ Thousands)	Value ($ Thousands)

California State, Public Works Board, Judicial Council Project, Ser D, RB
Callable 12/01/21 @ 100
5.250%, 12/01/25	$4,185	$4,892
California State, Public Works Board, Various Capital Projects, Ser I, RB
Callable 11/01/23 @ 100
5.000%, 11/01/24	2,500	2,975
California State, Ser A, GO
5.000%, 07/01/19	1,375	1,637
California State, Statewide Communities Development Authority, Baptist University Project, Ser A, RB
5.125%, 11/01/23	715	752
California State, Systemwide University Revenue Authority, Ser A, RB
Callable 11/01/21 @ 100
5.000%, 11/01/22	5,000	5,990
Golden State, Tobacco Securitization Project, Ser A, RB
Callable 06/01/23 @ 100
5.000%, 06/01/29	915	1,019
Golden State, Tobacco Securitization Project, Ser A, RB, AMBAC
Callable 06/01/18 @ 100
4.600%, 06/01/23	3,500	3,811
Golden State, Tobacco Securitization Project, Ser A1, RB
Callable 06/01/17 @ 100
4.500%, 06/01/27	7,480	6,799
Imperial, Irrigation & Electric District, RB
Callable 11/01/18 @ 100
5.250%, 11/01/19	1,000	1,152
5.250%, 11/01/20	1,000	1,152
Los Angeles County, Disney Concert Hall Parking Project, COP
5.000%, 09/01/21	375	444
5.000%, 03/01/22	625	741
5.000%, 09/01/22	570	676
Los Angeles County, Metropolitan Transportation Authority, RB
5.000%, 07/01/17	3,000	3,409
Los Angeles, Department of Water & Power, Ser B, RB
Callable 01/01/24 @ 100
5.000%, 07/01/32	2,500	2,872
Los Angeles, Department of Airports, Los Angeles International Airport Project, AMT, RB
Callable 05/15/23 @ 100
5.000%, 05/15/32	2,285	2,530

2	SEI Tax Exempt Trust / Quarterly Report / May 31, 2014

Schedule of Investments (Unaudited)

Intermediate – Term Municipal Fund

May 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Los Angeles, Department of Water & Power, Power System Project, Ser A, RB
5.000%, 07/01/20	$2,500	$3,022
5.000%, 07/01/21	1,650	2,014
Los Angeles, Department of Water & Power, Power System Project, Ser B, RB
Callable 07/01/20 @ 100
5.000%, 07/01/25	2,500	2,943
Los Angeles, Harbor Department of Revenue, Ser A, AMT, RB
5.000%, 08/01/21	1,180	1,414
Los Angeles, Wastewater System Revenue, Ser A, RB
Callable 06/01/20 @ 100
5.000%, 06/01/22	2,025	2,421
Los Angeles, Wastewater System Revenue, Sub-Ser A, RB
5.000%, 06/01/20	2,675	3,215
North Natomas, Community Facilities District No. 4, Ser E, RB
5.000%, 09/01/20	1,335	1,527
Northern California, Power Agency, Hydroelectric Project No. 1, RB
Callable 07/01/22 @ 100
5.000%, 07/01/28	1,845	2,101
Orange County, Transportation Authority, RB
Callable 08/15/23 @ 100
5.000%, 08/15/25	1,000	1,168
Rancho Santiago, Community College District, GO
Callable 09/01/23 @ 100
5.000%, 09/01/24	2,500	3,071
Roseville Westpark, Community Facilities District No. 1, SAB
Callable 09/01/14 @ 102
5.200%, 09/01/26	1,000	1,003
Sacramento County, Airport Systems Project, Ser D, RB
Callable 07/01/18 @ 100
5.500%, 07/01/28	1,345	1,503
Sacramento, Water Authority, RB
Callable 09/01/23 @ 100
5.000%, 09/01/26	1,395	1,653
San Diego County, Water Authority, Ser B, RB
Callable 05/01/21 @ 100
5.000%, 05/01/28	2,500	2,879
San Diego, Public Facilities Financing Authority, Ser A, RB
Callable 05/15/19 @ 100
5.000%, 05/15/25	5,000	5,790
San Francisco City & County, Airports Commission, San Francisco International Airport Project, AMT, RB
5.250%, 05/01/18	3,500	4,051

Description	Face Amount ($ Thousands)	Value ($ Thousands)

San Francisco City & County, Public Utilities Commission, Ser B, RB
Callable 11/01/19 @ 100
5.000%, 11/01/26	$2,500	$2,918
San Francisco City & County, Public Utilities Commission, Ser D, RB
Callable 11/01/21 @ 100
5.000%, 11/01/27	3,685	4,345
Sonoma-Marin, Area Rail Transit District, Ser A, RB
5.000%, 03/01/19	1,000	1,176
Southern California, Public Power Authority, Canyon Power Project, Ser A, RB
Callable 01/01/20 @ 100
5.000%, 07/01/22	3,050	3,558
Stockton, Unified School District, GO, AGM
5.000%, 07/01/22	1,220	1,434
Tuolumne, Wind Project Authority, Tuolumne Project, Ser A, RB
Callable 01/01/19 @ 100
5.250%, 01/01/23	2,245	2,578
University of California, Ser AF, RB
Callable 05/15/23 @ 100
5.000%, 05/15/24	6,000	7,347
University of California, Ser AF, RB
5.000%, 05/15/20	2,785	3,348
University of California, Ser Q, RB
Callable 05/15/17 @ 101
5.250%, 05/15/23	4,000	4,570
Upland, San Antonio Community Hospital Project, COP
Callable 01/01/21 @ 100
6.000%, 01/01/26	3,265	3,745

		178,812

Colorado — 2.1%
Colorado State, Educational & Cultural Facilities Authority, Jewish Federation Bond, RB
Callable 06/02/14 @ 100
0.040%, 02/01/35 (A)(B)	4,000	4,000
Colorado State, Health Facilities Authority, Boulder Community Hospital Project, RB
5.000%, 10/01/16	3,000	3,282
Denver City and County, Airport Revenue Authority, Ser A, AMT, RB
5.500%, 11/15/19	2,500	2,978
Denver City and County, Airport Revenue Authority, Sub-Ser A, AMT, RB
Callable 11/15/23 @ 100
5.500%, 11/15/27	10,000	11,467

3	SEI Tax Exempt Trust / Quarterly Report / May 31, 2014

Schedule of Investments (Unaudited)

Intermediate – Term Municipal Fund

May 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Denver City and County, Airport Revenue Authority, Sub-Ser B, RB
Callable 11/15/23 @ 100
5.250%, 11/15/26	$2,000	$2,350
Lower Colorado, River Authority, Transmission Services Project, RB
5.000%, 05/15/18	2,000	2,291

		26,368

Connecticut — 0.5%
Connecticut State, Health & Educational Facility Authority, Yale University Project Ser A1, RB
Callable 07/01/18 @ 100
5.000%, 07/01/25	3,500	4,006
Connecticut State, Special Tax Revenue, RB
Callable 01/01/23 @ 100
5.000%, 01/01/30	2,500	2,876

		6,882

Delaware — 0.4%
Delaware State, Transportation Authority, RB
5.000%, 07/01/18	2,500	2,904
Delaware State, Transportation Authority, Ser A, RB
5.000%, 07/01/17	2,000	2,264

		5,168

District of Columbia — 0.2%
Metropolitan Washington, Airports Authority, Ser A, AMT, RB
Callable 10/01/23 @ 100
5.000%, 10/01/27	2,705	3,018

Florida — 6.5%
Broward County, Airport System Revenue Authority, Ser L, RB, AMBAC
Callable 10/01/14 @ 100
5.000%, 10/01/16	2,080	2,110
Broward County, Port Facilities Revenue Authority, Ser B, AMT, RB
5.000%, 09/01/21	2,500	2,858
Broward County, School Board, Ser B, COP, AGM
5.250%, 07/01/16	5,000	5,491

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Citizens Property Insurance, Secured High Risk Account, Ser A1, RB
6.000%, 06/01/16	$5,000	$5,542
5.500%, 06/01/17	2,000	2,270
5.250%, 06/01/17	2,815	3,177
5.000%, 06/01/21	5,000	5,920
Citizens Property Insurance, Secured High Risk Account, Ser Senior A1, RB
5.000%, 06/01/19	2,000	2,326
Citizens Property Insurance, Ser A-1, RB
5.000%, 06/01/19	2,775	3,227
Florida State, Department of Transportation, Right of Way Project, Ser A, GO
5.000%, 07/01/20	1,500	1,800
Florida State, Higher Educational Facilities Financial Authority, University of Tampa Project, Ser A, RB
5.000%, 04/01/17	1,250	1,347
Florida State, Hurricane Catastrophe Fund, Ser A, RB
5.000%, 07/01/16	2,250	2,454
Florida State, Municipal Power Agency, All Requirements Power Project, Ser A, RB
Callable 10/01/18 @ 100
5.250%, 10/01/21	5,500	6,308
Florida State, Municipal Power Agency, All Requirements Power Project, Ser A, RB
Callable 10/01/19 @ 100
5.250%, 10/01/21	3,475	4,014
Florida State, Turnpike Enterprise, Department of Transportation, Ser C, RB
5.000%, 07/01/23	7,500	9,143
Hillsborough County, Revenue Capacity Assessment Authority, SAB, NATL
5.000%, 03/01/16	3,375	3,627
Hillsborough County, School Board Authority, COP, NATL
5.000%, 07/01/16	1,290	1,405
Jacksonville, Aviation Authority, AMT, RB, AMBAC
5.000%, 10/01/15	2,910	3,089
JEA Electric System Revenue, Sub-Ser A, RB
Callable 10/01/23 @ 100
5.000%, 10/01/25	1,500	1,757
5.000%, 10/01/26	1,395	1,619
Lakeland, Energy System Revenue Authority, Ser B, RB, AGM
5.000%, 10/01/18	2,500	2,861

4	SEI Tax Exempt Trust / Quarterly Report / May 31, 2014

Schedule of Investments (Unaudited)

Intermediate – Term Municipal Fund

May 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Miami-Dade County, Educational Facilities Authority, University of Miami Project, Ser B, RB, AMBAC
5.000%, 04/01/17	$2,000	$2,218
Miami-Dade County, Seaport Project, Ser A, RB
Callable 10/01/23 @ 100
5.500%, 10/01/27	1,330	1,549
Miami-Dade County, Water & Sewer Authority, Ser B, RB, AGM
5.250%, 10/01/19	3,000	3,537
Palm Beach County, Health Facilities Authority, Sinai Residences Boca Raton Project, RB
6.250%, 06/01/23	550	604
6.000%, 06/01/21	650	712
Tampa, Solid Waste Systems Authority, AMT, RB, AGM
5.000%, 10/01/15	1,500	1,590

		82,555

Georgia — 2.4%
Atlanta, Water & Wastewater Revenue Authority, Ser A, RB
Callable 11/01/19 @ 100
6.000%, 11/01/21	5,000	6,167
6.000%, 11/01/25	1,950	2,371
Atlanta, Water & Wastewater Revenue Authority, Ser B, RB
Callable 11/01/23 @ 100
5.250%, 11/01/28	3,000	3,555
Burke County, Industrial Development Authority, Oglethorpe Power Corp. Project, Ser A, RB, AGM
0.264%, 01/01/24 (A)	3,075	2,891
Georgia State, Private Colleges & Universities Authority, Emory University Project, Ser A, RB
5.000%, 09/01/16	2,500	2,759
Georgia State, Private Colleges & Universities Authority, Mercer University Project, Ser A, RB
Callable 10/01/21 @ 100
5.250%, 10/01/27	880	963
Georgia State, Ser I, GO
5.000%, 07/01/21	4,115	5,014
Gwinnett County, School District, GO
Pre-Refunded @ 100
5.000%, 02/01/18 (C)	3,080	3,544
Marietta, Development Authority, Life University Project, RB
Callable 06/15/18 @ 100
6.250%, 06/15/20	940	968

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Richmond County, Board of Education, GO
5.000%, 10/01/17	$1,600	$1,818

		30,050

Guam — 0.1%
Territory of Guam, Section 30, Ser A, RB
Callable 12/01/19 @ 100
5.375%, 12/01/24	750	813

Hawaii — 0.9%
Hawaii State, Department of Budget & Finance, Queens Health System Project, Ser B, RB, AMBAC
0.210%, 07/01/24 (A)	2,325	2,203
Hawaii State, Ser EH, RB
5.000%, 08/01/20	4,500	5,394
Honolulu City & County, Board of Water Supply, Ser B, AMT, RB, NATL
5.000%, 07/01/15	1,000	1,047
Honolulu City & County, Wastewater Authority, Second Bond Resolution, Ser A, RB
Callable 07/01/19 @ 100
5.000%, 07/01/21	2,500	2,909

		11,553

Idaho — 0.2%
Boise State University, Revenue Authority, General Project, Ser A, RB
4.000%, 04/01/21	575	635
4.000%, 04/01/22	485	535
Idaho State, Building Authority, Lewis-Clark State College Project, Ser F, RB
5.000%, 09/01/23	1,000	1,165
Idaho State, Building Authority, Northern Idaho College Project, Ser G, RB
5.000%, 09/01/23	60	70
Nez Perce County, Industrial Pollution Control, Potlach Corp. Project, RB
Callable 07/03/14 @ 100
6.000%, 10/01/24	425	425

		2,830

Illinois — 6.9%
Chicago, Airport Authority, O’Hare International Airport Project, Third Lien, Ser B, RB
5.000%, 01/01/17	2,500	2,762

5	SEI Tax Exempt Trust / Quarterly Report / May 31, 2014

Schedule of Investments (Unaudited)

Intermediate – Term Municipal Fund

May 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Chicago, Airport Authority O’Hare International Airport Project, RB
Callable 01/01/23 @ 100
5.500%, 01/01/27	$2,000	$2,302
Chicago, Airport Authority O’Hare International Airport Project, Ser A, AMT, RB
5.000%, 01/01/18	2,500	2,825
Chicago, Ser A, GO
Callable 01/01/24 @ 100
5.000%, 01/01/27	2,500	2,747
Chicago, Ser A, GO, AGM
Callable 01/01/15 @ 100
5.000%, 01/01/17	2,500	2,561
Chicago, Ser B, GO, AGM
Callable 07/01/15 @ 100
5.000%, 01/01/26	1,720	1,773
Illinois State, Development Authority, Memorial Group Inc. Project, RB
Callable 11/01/23 @ 100
7.125%, 11/01/30	1,310	1,407
Illinois State, Finance Authority, Advocate Health Care Network Project, RB
Callable 06/01/23 @ 100
5.000%, 06/01/26	6,410	7,215
Illinois State, Finance Authority, Palos Hospital Project, Ser C, RB
5.000%, 05/15/16	2,000	2,159
Illinois State, Finance Authority, Rehabilitation Institute of Chicago Project, RB
Callable 07/01/23 @ 100
5.500%, 07/01/28	1,000	1,087
Illinois State, Finance Authority, University of Chicago Project, Ser A, RB
Callable 10/01/21 @ 100
5.000%, 10/01/30	1,000	1,133
Illinois State, Finance Authority, University of Chicago Medical Center Project, Ser B, RB
Callable 06/02/14 @ 100
0.020%, 08/01/44 (A)(B)	1,000	1,000
Illinois State, GO
Callable 07/01/23 @ 100
5.500%, 07/01/27	5,575	6,398
Illinois State, Railsplitter Tobacco Settlement Authority, RB
Callable 06/01/16 @ 100
6.250%, 06/01/24	3,500	3,864
Illinois State, Railsplitter Tobacco Settlement Authority, RB
Callable 06/01/21 @ 100
5.500%, 06/01/23	12,325	14,502
Illinois State, Railsplitter Tobacco Settlement Authority, RB
5.250%, 06/01/20	2,695	3,184
5.000%, 06/01/15	2,975	3,104

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Illinois State, RB
Callable 06/15/23 @ 100
5.000%, 06/15/24	$2,500	$2,973
Illinois State, Regional Transportation Authority, Ser A, RB, NATL
5.500%, 07/01/23	2,095	2,587
Illinois State, Regional Transportation Authority, Ser B, RB, NATL
5.500%, 06/01/20	2,710	3,293
Illinois State, Toll Highway Authority, Ser A1, RB
Callable 01/01/20 @ 100
5.000%, 01/01/25	2,250	2,524
Illinois State, Toll Highway Authority, Ser B
Callable 01/01/24 @ 100
5.000%, 01/01/32	1,250	1,413
Illinois State, Toll Highway Authority, Ser B, RB
5.000%, 12/01/18	2,500	2,907
Illinois State, Unemployment Insurance Issue, Compensation Trust Fund, Ser B, RB
Callable 06/15/15 @ 100
5.000%, 06/15/19	3,250	3,405
Northern Illinois University, RB, AGM
5.000%, 04/01/17	1,285	1,421
University of Illinois, Ser A, RB
Callable 04/01/24 @ 100
5.000%, 04/01/28	2,035	2,351
University of Illinois, Ser A, RB
Callable 04/01/23 @ 100
5.000%, 04/01/28	3,210	3,664

		86,561

Indiana — 1.0%
Indiana State, Educational Facilities Finance Authority, Butler University Project, Ser S, RB
Callable 02/01/22 @ 100
5.000%, 02/01/29	1,000	1,118
Indiana State, Finance Authority, Revolving Funding Program, Ser A, RB
5.000%, 02/01/16	3,000	3,234
Indiana University, Student Fee Project, Ser S, RB
Callable 08/01/18 @ 100
5.000%, 08/01/19	2,000	2,320
Indianapolis, Airport Authority, Industrial Public Improvement Project, Ser F, AMT, RB, AMBAC
5.000%, 01/01/15	2,000	2,055

6	SEI Tax Exempt Trust / Quarterly Report / May 31, 2014

Schedule of Investments (Unaudited)

Intermediate – Term Municipal Fund

May 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Indianapolis, Gas Utility Authority, Second Lien, Ser A, RB, AGM
Callable 08/15/20 @ 100
5.000%, 08/15/23	$3,315	$3,733

		12,460

Iowa — 0.3%
Iowa State, Finance Authority, Pollution Control Facilities, Interstate Power Project, RB, NATL
5.000%, 07/01/14	2,250	2,258
Iowa State, Finance Authority, State Revolving Fund, RB
Callable 08/01/21 @ 100
5.000%, 08/01/24	1,500	1,782

		4,040

Kansas — 0.7%
Kansas State, Department of Transportation, Ser C, RB
5.000%, 09/01/20	2,500	3,013
Kansas State, Development Finance Authority, Adventist Health Sunbelt Project, RB
Callable 05/15/22 @ 100
5.000%, 11/15/29	4,000	4,513
Wyandotte County, Kansas City Unified Government, Ser B, RB
6.070%, 06/01/21 (D)	1,770	1,228

		8,754

Kentucky — 0.2%
Louisville, Regional Airport Authority, Ser B, AMT, NATL, RB
0.302%, 07/01/32 (A)	2,235	1,984

Louisiana — 2.1%
Ernest N Morial-New Orleans, Exhibit Hall Authority, RB
Callable 07/15/22 @ 100
5.000%, 07/15/26	1,000	1,109
5.000%, 07/15/27	1,750	1,930
Louisiana State, Citizens Property Insurance, Ser C2, RB, AGM
Callable 06/01/18 @ 100
6.750%, 06/01/26	3,600	4,258
Louisiana State, Ser A, GO
5.000%, 08/01/21	1,000	1,210
Louisiana State, Ser A, RB
Callable 06/15/24 @ 100
5.000%, 06/15/25	2,000	2,431
5.000%, 06/15/30	1,500	1,751
Louisiana State, Stadium & Exposition District, Ser A, RB
5.000%, 07/01/19	1,000	1,160
5.000%, 07/01/22	1,000	1,189

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Tobacco Settlement Financing, Ser A, RB
Callable 05/15/18 @ 100
5.500%, 05/15/28	$8,500	$9,396
Tobacco Settlement Financing, Ser A, RB
Callable 05/15/20 @ 100
5.500%, 05/15/30	2,000	2,214

		26,648

Maryland — 1.7%
Maryland State, Economic Development Authority, Marine Terminals Project, RB
Callable 09/01/20 @ 100
5.750%, 09/01/25	2,195	2,363
Maryland State, Economic Development Authority, Potomac Project, RB
Callable 03/01/19 @ 100
6.200%, 09/01/22	1,335	1,572
Maryland State, Economic Development Authority, Transportation Facilities Project, Ser A, RB
Callable 06/01/20 @ 100
5.375%, 06/01/25	2,820	3,051
Maryland State, GO
5.000%, 03/01/18	3,500	4,042
Maryland State, Health & Higher Educational Facilities Authority, Johns Hopkins Health Systems Project, RB
Callable 07/01/22 @ 100
5.000%, 07/01/30	1,165	1,325
Maryland State, Transportation Authority, RAN
5.250%, 03/01/17	4,250	4,778
Montgomery County, Public Improvement Project, Ser A, GO
Callable 07/01/19 @ 100
5.000%, 07/01/23	3,750	4,363

		21,494

Massachusetts — 3.8%
Massachusetts Bay, Transportation Authority, Ser B, RB
5.250%, 07/01/21	2,750	3,378
Massachusetts State, College Building Authority, Ser B, RB
Callable 05/01/22 @ 100
5.000%, 05/01/29	1,000	1,148
Massachusetts State, College Building Authority, Ser C, RB
4.000%, 05/01/18	3,075	3,429

7	SEI Tax Exempt Trust / Quarterly Report / May 31, 2014

Schedule of Investments (Unaudited)

Intermediate – Term Municipal Fund

May 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Massachusetts State, Development Finance Agency, Partners Health Care Project, Ser L, RB
Callable 07/01/21 @ 100
5.000%, 07/01/26	$2,000	$2,290
Massachusetts State, Development Finance Agency, Tufts Medical Center Project, Ser I, RB
5.125%, 01/01/20	2,765	3,165
Massachusetts State, Educational Financing Authority, Ser K, AMT, RB
5.000%, 07/01/22	5,000	5,640
Massachusetts State, Federal Highway Project, Ser A, GAN, AGM
5.000%, 12/15/14	5,000	5,128
Massachusetts State, Health & Educational Facilities Authority, Massachusetts Institute of Technology Project, Ser M, RB
5.250%, 07/01/29	1,500	1,943
Massachusetts State, Port Authority, Ser B, RB
Callable 07/01/22 @ 100
5.000%, 07/01/26	1,500	1,742
Massachusetts State, School Building Authority, Ser B, RB
Callable 08/15/22 @ 100
5.000%, 08/15/28	3,110	3,620
5.000%, 08/15/30	5,000	5,761
Massachusetts State, Ser C, GO, AGM
5.500%, 12/01/17	3,000	3,494
Massachusetts State, Water Pollution Abatement Trust, Sub-Ser 17A, RB
5.000%, 02/01/21	3,215	3,887
Massachusetts State, Water Pollution Abatement Trust, RB
5.000%, 08/01/23	2,265	2,791

		47,416

Michigan — 2.2%
Kent County, Hospital Finance Authority, Spectrum Health System Project, Ser A, RB
5.000%, 11/15/17	1,200	1,345
Michigan State, Finance Authority, School District Project, RB
5.000%, 06/01/17	1,000	1,083
Michigan State, Finance Authority, Ser C, RB
4.375%, 08/20/14	2,500	2,515
Michigan State, Finance Authority, Unemployment Obligation Project, RB
Callable 01/01/18 @ 100
5.000%, 01/01/22	1,250	1,406

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Michigan State, Finance Authority, Unemployment Obligation Project, RB
Callable 07/01/18 @ 100
5.000%, 07/01/21	$7,000	$8,007
Michigan State, Finance Authority, Unemployment Obligation Project, RB
5.000%, 07/01/18	3,400	3,959
Michigan State, Ser A, GO
5.000%, 11/01/19	2,000	2,367
Michigan State, Strategic Fund, Dow Chemical Project, Ser B2, RB
6.250%, 06/01/14	3,000	3,000
Wayne County, Airport Authority, Detroit Metropolitan Airport Project, Junior Lien, AMT, RB, NATL
Callable 12/01/17 @ 100
5.000%, 12/01/22	1,500	1,660
Wayne County, Airport Authority, Detroit Metropolitan Airport Project, Ser A, AMT, RB
5.000%, 12/01/16	2,500	2,744

		28,086

Minnesota — 2.5%
Minneapolis & Saint Paul, Allina Health Systems Project, Ser B2, RB
Callable 06/02/14 @ 100
0.040%, 11/15/35 (A)(B)	750	750
Minneapolis, Health Care Authority, Fairview Health Services Project, Ser A, RB
Callable 11/15/18 @ 100
6.375%, 11/15/23	3,250	3,819
Minnesota State, Municipal Power Agency, RB
Callable 10/01/15 @ 100
5.250%, 10/01/21	1,000	1,059
Minnesota State, Ser A, RB
Callable 06/01/23 @ 100
5.000%, 06/01/27	2,000	2,362
Minnesota State, Various Purposes, Ser A, GO
5.000%, 08/01/20	2,000	2,406
Minnesota State, Various Purposes, Ser F, GO
5.000%, 10/01/22	5,000	6,128
Rochester, Mayo Clinic Project, Ser A, RB
4.000%, 11/15/30 (A)	1,575	1,752
Rochester, Mayo Clinic Project, Ser C, RB
4.500%, 11/15/38 (A)	1,535	1,786

8	SEI Tax Exempt Trust / Quarterly Report / May 31, 2014

Schedule of Investments (Unaudited)

Intermediate – Term Municipal Fund

May 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Rochester, Waste Water Project, Ser A, GO
5.000%, 02/01/22	$1,500	$1,837
St. Louis Park, Health Care Authority, Nicollet Health Services Project, Ser C, RB
5.500%, 07/01/17	4,240	4,730
University of Minnesota, Ser A, RB
5.000%, 12/01/17	2,520	2,893
University of Minnesota, Ser A, RB
Callable 12/01/20 @ 100
5.250%, 12/01/28	1,370	1,632

		31,154

Mississippi — 0.0%
Mississippi State, Business Finance Commission, Chevron USA Project, Ser I, RB
Callable 07/01/14 @ 100
0.020%, 11/01/35 (A)	500	500

Missouri — 2.1%
Kansas City, Airport Revenue, Ser A, AMT, RB
Callable 09/01/21 @ 100
5.000%, 09/01/23	8,015	8,996
Missouri State, Board of Public Buildings, RB
5.000%, 10/01/18	1,705	1,984
Missouri State, Health & Educational Facilities Authority, SSM Health Care Project, Ser A, RB
Callable 06/01/24 @ 100
5.000%, 06/01/28	3,425	3,952
Missouri State, Health & Educational Facilities Authority, The Washington University Project, Ser D, RB
Callable 06/02/14 @ 100
0.020%, 09/01/30 (A)	1,500	1,500
Missouri State, Highway & Transportation Commission, Second Lien, RB
Pre-Refunded @ 100
5.250%, 05/01/17 (C)	3,490	3,970
St. Louis, Airport Authority, Lambert International Airport Project, Ser A1, RB
Callable 07/01/19 @ 100
6.125%, 07/01/24	2,515	2,952
University of Missouri, Ser A, RB
5.000%, 11/01/24	3,000	3,736

		27,090

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Nebraska — 0.7%
Nebraska State, Public Power District, Ser A, RB
Callable 01/01/22 @ 100
5.000%, 01/01/29	$2,000	$2,242
Nebraska State, Public Power District, Ser C, RB
Callable 01/01/18 @ 100
5.000%, 01/01/25	1,500	1,690
Omaha, Public Power District, Ser B, RB
Callable 02/01/21 @ 100
5.000%, 02/01/27	4,015	4,608

		8,540

Nevada — 0.3%
Clark County, Airport Authority, Ser C, RB, AGM
Callable 07/01/19 @ 100
5.000%, 07/01/23	2,800	3,175
Henderson, Local Improvement District No. T-18, SAB
Callable 09/01/14 @ 101
5.300%, 09/01/35	1,430	1,121

		4,296

New Hampshire — 0.2%
New Hampshire State, Business Finance Authority, Ser A, RB, AMBAC
0.300%, 10/01/33 (A)	2,940	2,645

New Jersey — 4.5%
Gloucester County, Pollution Control Financing Authority, Keystone Urban Renewal Project AMT, RB
4.000%, 12/01/24	640	706
New Jersey State, Economic Development Authority, Cigarette Tax, RB
5.000%, 06/15/20	3,755	4,330
New Jersey State, Economic Development Authority, Continental Airlines Project, AMT, RB
4.875%, 09/15/19	960	981
New Jersey State, Economic Development Authority, MSU Student Housing Project, RB
Callable 06/01/20 @ 100
5.375%, 06/01/25	1,450	1,638
New Jersey State, Economic Development Authority, School Facilities Construction Project, Ser AA, RB
Callable 06/15/19 @ 100
5.500%, 12/15/29	3,020	3,370

9	SEI Tax Exempt Trust / Quarterly Report / May 31, 2014

Schedule of Investments (Unaudited)

Intermediate – Term Municipal Fund

May 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New Jersey State, Economic Development Authority, School Facilities Construction Project, Ser EE, RB
5.000%, 09/01/18	$3,500	$4,009
New Jersey State, Economic Development Authority, School Facilities Construction Project, Ser I, RB
5.500%, 09/01/15 (E)	3,110	3,314
New Jersey State, Economic Development Authority, AMT, RB
Callable 03/05/24 @ 101
5.625%, 11/15/30	1,160	1,235
New Jersey State, Health Care Facilities Financing Authority, Barnabas Health Project, Ser A, RB
Callable 07/01/22 @ 100
5.000%, 07/01/23	855	982
5.000%, 07/01/25	170	191
New Jersey State, Ser N, GO, NATL
5.500%, 07/15/18	5,000	5,871
New Jersey State, Ser Q, GO
5.000%, 08/15/19	6,110	7,185
New Jersey State, Tobacco Settlement Authority, Ser 1A, RB
Callable 06/01/17 @ 100
4.500%, 06/01/23	2,250	2,242
New Jersey State, Transportation Trust Fund Authority, Ser B, RB
Callable 06/15/21 @ 100
5.500%, 06/15/31	3,270	3,741
New Jersey State, Transportation Trust Fund Authority, Ser B, RB
5.000%, 06/15/21	4,040	4,733
New Jersey State, Turnpike Authority, Ser B, RB
5.000%, 01/01/21	4,000	4,733
Rutgers University, Ser J, RB
Callable 05/01/23 @ 100
5.000%, 05/01/29	6,000	6,973

		56,234

New Mexico — 0.2%
New Mexico State, Severance Tax, Ser A, RB
5.000%, 07/01/15	2,000	2,104

New York — 12.4%
Brooklyn, Local Development Authority, Barclays Center Project, RB
Callable 01/15/20 @ 100
6.500%, 07/15/30	3,500	3,962

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Metropolitan New York, Transportation Authority, Ser B1, RB
Callable 11/15/23 @ 100
5.000%, 11/15/29	$4,140	$4,791
Metropolitan New York, Transportation Authority, Ser C, RB
Callable 11/15/18 @ 100
6.500%, 11/15/28	2,860	3,408
Metropolitan New York, Transportation Authority, Ser C, RB
Callable 05/15/18 @ 100
5.000%, 11/15/27	1,850	2,046
Metropolitan New York, Transportation Authority, Ser D, RB
5.000%, 11/15/16	2,000	2,219
Metropolitan Transportation Authority, Ser B
Callable 05/15/24 @ 100
5.000%, 11/15/28	3,000	3,462
Nassau County, Local Economic Assistance Corp., Catholic Health Services of Long Island Project, RB
Callable 07/01/24 @ 100
5.000%, 07/01/29	1,000	1,110
New York & New Jersey, Port Authority, 146th Street Construction Project, AMT, RB, AGM
Callable 12/01/16 @ 100
5.000%, 12/01/17	5,000	5,538
New York & New Jersey, Port Authority, JFK International Air Terminal Project, RB
Callable 12/01/15 @ 100
6.500%, 12/01/28	3,500	3,702
New York City, Educational Construction Fund, Ser A, RB
Callable 04/01/21 @ 100
6.500%, 04/01/22	2,325	2,933
New York City, Health & Hospital Authority, Ser A, RB
5.000%, 02/15/19	2,750	3,190
New York City, Industrial Development Agency, Ser A, AMT, RB
5.000%, 07/01/22	1,155	1,294
New York City, Municipal Water Finance Authority, Ser B, RB, AMBAC
Callable 12/15/14 @ 100
5.000%, 06/15/21	785	805
New York City, Ser B, GO
5.000%, 08/01/17	2,000	2,265
New York City, Ser D, GO
5.000%, 08/01/16	3,250	3,572

10	SEI Tax Exempt Trust / Quarterly Report / May 31, 2014

Schedule of Investments (Unaudited)

Intermediate – Term Municipal Fund

May 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New York City, Ser E, GO
5.000%, 08/01/18	$2,000	$2,318
5.000%, 08/01/20	4,555	5,424
5.000%, 08/01/23	1,315	1,584
New York City, Ser E, GO
Callable 08/01/19 @ 100
5.000%, 08/01/21	3,125	3,652
5.000%, 08/01/22	2,000	2,332
New York City, Ser F, GO
Callable 02/01/22 @ 100
5.000%, 08/01/28	2,500	2,853
New York City, Ser K, GO
Pre-Refunded @ 100
5.000%, 08/01/15 (C)	3,170	3,347
New York City, Ser K, GO
Callable 08/01/15 @ 100
5.000%, 08/01/21	1,830	1,929
New York City, Sub-Ser B1, GO
Callable 09/01/18 @ 100
5.250%, 09/01/25	4,520	5,218
New York City, Sub-Ser G-1, GO
Callable 04/01/22 @ 100
5.000%, 04/01/23	2,055	2,440
New York City, Sub-Ser I, GO
Callable 03/01/24 @ 100
5.000%, 03/01/25	2,500	2,971
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Ser A1, RB
5.000%, 11/01/20	1,250	1,494
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Ser B, RB
Callable 02/01/21 @ 100
5.000%, 02/01/23	2,500	2,938
5.000%, 02/01/24	2,250	2,628
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser E1, RB
Callable 02/01/22 @ 100
5.000%, 02/01/26	2,470	2,879
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser I, RB
Callable 05/01/23 @ 100
5.000%, 05/01/28	2,500	2,914
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser A, RB
Pre-Refunded @ 100
5.000%, 05/01/17 (C)	1,865	2,104
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser B, RB
Callable 05/01/17 @ 100
5.000%, 11/01/18	950	1,063

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New York City, Trust for Cultural Resources, Whitney Museum of American Art Project, RB
Callable 01/01/21 @ 100
5.000%, 07/01/21	$1,320	$1,525
New York State, Dormitory Authority, Department of Health Project, Ser A, RB
5.000%, 07/01/18	2,530	2,909
New York State, Dormitory Authority, Memorial Sloan-Kettering Project, Ser 1, RB
Callable 01/01/22 @ 100
5.000%, 07/01/23	610	725
New York State, Dormitory Authority, Memorial Sloan-Kettering Project, Ser 1, RB
5.000%, 07/01/21	250	301
New York State, Dormitory Authority, North Shore Jewish Project, Ser A, RB
Callable 05/01/21 @ 100
5.000%, 05/01/23	2,135	2,456
New York State, Dormitory Authority, Orange Regional Medical Center Project, RB
Callable 12/01/18 @ 100
6.500%, 12/01/21	2,500	2,728
New York State, Dormitory Authority, Ser A, RB
Callable 02/15/24 @ 100
5.000%, 02/15/25	2,500	3,016
New York State, Dormitory Authority, State University Project, RB
Callable 05/15/22 @ 100
5.000%, 05/15/23	970	1,147
New York State, Environmental Facilities Authority, Revolving Funds, Ser A, RB
Callable 06/15/22 @ 100
5.000%, 06/15/24	3,000	3,598
New York State, Environmental Facilities Authority, Revolving Funds, Ser B, RB
Callable 06/15/18 @ 100
5.000%, 06/15/21	1,580	1,819
New York State, Local Government Assistance, Sub-Ser A, RB
5.000%, 04/01/17	2,000	2,244
5.000%, 04/01/18	5,000	5,755
New York State, Thruway Authority, Ser A, RB
Callable 03/15/21 @ 100
5.000%, 03/15/25	6,750	7,874
New York State, Thruway Authority, Ser A, RB
5.000%, 05/01/19	9,355	10,918

11	SEI Tax Exempt Trust / Quarterly Report / May 31, 2014

Schedule of Investments (Unaudited)

Intermediate – Term Municipal Fund

May 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New York State, Thruway Authority, Ser J, RB
Callable 01/01/24 @ 100
5.000%, 01/01/27	$2,095	$2,443
New York State, Urban Development Authority, Personal Income Tax, Ser A, RB
5.000%, 03/15/19	2,815	3,309
New York State, Urban Development Authority, Personal Income Tax, Ser A1, RB
5.000%, 12/15/16	2,000	2,231
5.000%, 03/15/20	1,875	2,229
Onondaga, Civic Development Corp., St. Joseph’s Hospital and Health Center Project, RB
Callable 07/01/19 @ 100
4.625%, 07/01/22	1,000	1,014
Onondaga, Civic Development Corp., St. Joseph’s Hospital Health Center Project, RB
5.000%, 07/01/16	1,645	1,708
Troy, Rensselaer Polytechnic Project, Ser B, RB
5.000%, 09/01/19	1,500	1,734

		156,068

North Carolina — 1.0%
North Carolina State, Capital Improvement Project, Ser C, RB
Callable 05/01/21 @ 100
5.000%, 05/01/30	1,335	1,527
North Carolina State, Medical Care Commission, First Mortgage-Presbyterian Homes Project, RB
Callable 10/01/16 @ 100
5.500%, 10/01/31	2,360	2,365
North Carolina State, Public Improvement Project, Ser A, GO
Callable 05/01/20 @ 100
5.000%, 05/01/22	1,125	1,365
North Carolina State, Ser C, GO
5.000%, 05/01/22	5,000	6,141
University of North Carolina at Chapel Hill, RB
Callable 12/01/17 @ 100
5.000%, 12/01/31	1,650	1,850

		13,248

North Dakota — 0.1%
Williston, Housing Finance Authority, Eagle Crest Apartments Project, RB
6.250%, 09/01/23	1,060	1,072

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Ohio — 2.1%
Hancock County, Blanchard Valley Regional Health Center Project, RB
5.250%, 12/01/20	$2,000	$2,355
Kent State University, General Revenue Receipts, Ser B, RB, AGM
Callable 05/01/19 @ 100
5.000%, 05/01/21	2,500	2,901
Montgomery County, Miami Valley Hospital Project, Ser A, RB
Callable 11/15/20 @ 100
5.750%, 11/15/22	2,500	2,888
Ohio State, Air Quality Development Authority, First Energy Generation Project, Ser A, RB
5.700%, 08/01/20	2,805	3,238
Ohio State, Air Quality Development Authority, Pollution Control First Energy Project, Ser C, RB
5.625%, 06/01/18	1,580	1,771
Ohio State, Higher Educational Facilities Commission, Case Western Reserve University Project, RB
6.250%, 10/01/18	1,000	1,205
Ohio State, Higher Educational Facilities Commission, Cleveland Clinic Health Project, Ser A, RB
Callable 01/01/18 @ 100
5.250%, 01/01/19	3,710	4,224
Ohio State, Ser A, RB
Callable 02/01/21 @ 100
5.000%, 02/01/23	1,000	1,173
Ohio State, Turnpike Commission, RB
Callable 02/15/23 @ 100
5.250%, 02/15/29	2,500	2,880
Ohio State, Water Development Authority, Water Quality Project, Ser A, RB
Callable 12/01/19 @ 100
5.000%, 12/01/22	3,595	4,266

		26,901

Oregon — 0.6%
Oregon State, Department of Administrative Services, Ser A, RB
Callable 04/01/19 @ 100
5.250%, 04/01/26	3,000	3,520
Oregon State, Property Tax, Ser J, GO
Callable 05/01/21 @ 100
5.000%, 05/01/25	2,210	2,604
5.000%, 05/01/26	1,545	1,807

		7,931

12	SEI Tax Exempt Trust / Quarterly Report / May 31, 2014

Schedule of Investments (Unaudited)

Intermediate – Term Municipal Fund

May 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Pennsylvania — 5.8%
Allegheny County, Industrial Development Authority, Environmental Improvement Project, RB
6.500%, 05/01/17	$1,385	$1,493
Allegheny County, Port Authority, RB
Callable 03/01/21 @ 100
5.000%, 03/01/25	2,200	2,467
Allentown, Neighborhood Improvement Zone Development Authority, Ser A, RB
Callable 05/01/22 @ 100
5.000%, 05/01/26	1,375	1,470
Berks County, Municipal Authority, Reading Hospital & Medical Center Project, RB
Callable 11/01/19 @ 100
5.250%, 11/01/24	2,935	3,368
Butler County, Hospital Authority, Butler Health Systems Project, RB
Callable 07/01/19 @ 100
7.125%, 07/01/29	1,500	1,797
Delaware Valley, Regional Finance Authority, RB
5.750%, 07/01/17	3,000	3,376
East Hempfield Township, Industrial Development Authority, Student Services, Student Housing Project, RB
Callable 07/01/24 @ 100
5.000%, 07/01/29	725	769
5.000%, 07/01/34	875	903
Lancaster County, Higher Education Authority, Franklin & Marshall College Project, RB
Callable 04/15/16 @ 100
5.000%, 04/15/24	1,025	1,100
Lancaster County, Hospital Authority, Lancaster General Hospital Project, Ser B, RB
Callable 03/15/17 @ 100
5.000%, 03/15/21	2,510	2,668
Monroeville, Finance Authority, RB
5.000%, 02/15/20	1,000	1,168
Montgomery County, Higher Education & Health Authority, Abington Memorial Hospital Obligation Group, RB
Callable 06/01/22 @ 100
5.000%, 06/01/31	2,705	2,911
Pennsylvania State, Economic Development Financing Authority, Albert Einstein Health Care Project, Ser A, RB
Callable 10/15/19 @ 100
6.250%, 10/15/23	1,800	2,024

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Pennsylvania State, Economic Development Financing Authority, Unemployment Compensation Project, RB
Callable 07/01/17 @ 100
5.000%, 01/01/22	$3,935	$4,436
Pennsylvania State, Economic Development Financing Authority, Unemployment Compensation Project, RB
Callable 01/01/18 @ 100
5.000%, 07/01/21	2,960	3,342
Pennsylvania State, GO
5.000%, 07/01/20	1,500	1,789
Pennsylvania State, GO, AGM
5.375%, 07/01/17	4,200	4,805
Pennsylvania State, Higher Educational Facilities Authority, Drexel University Project, Ser A, RB
Callable 05/01/21 @ 100
5.250%, 05/01/24	2,680	3,064
Pennsylvania State, Higher Educational Facilities Authority, University of Pennsylvania Project, Ser A, RB
5.000%, 09/01/19	3,120	3,700
Pennsylvania State, Intergovernmental Cooperative Authority, Philadelphia Funding Program, SAB
5.000%, 06/15/18	5,000	5,771
Pennsylvania State, Philadelphia School District, Ser E, GO
5.000%, 09/01/18	1,785	2,016
Pennsylvania State, Turnpike Commission, Ser A, RB
5.000%, 12/01/17	1,000	1,131
Pennsylvania Turnpike Commission, Sub-Ser A-1, RB
Callable 12/01/24 @ 100
5.000%, 12/01/30	4,260	4,762
Philadelphia, Water & Sewer Authority, Ser A, RB
5.000%, 06/15/15	3,650	3,830
Pittsburgh, Water & Sewer Authority, First Lien, Ser A, RB, AGM
Callable 09/01/23 @ 100
5.000%, 09/01/25	2,840	3,320
University of Pittsburgh, University Capital Project, Ser B, RB
Callable 03/15/19 @ 100
5.500%, 09/15/22	2,000	2,388
5.000%, 09/15/28	2,610	2,997

		72,865

13	SEI Tax Exempt Trust / Quarterly Report / May 31, 2014

Schedule of Investments (Unaudited)

Intermediate – Term Municipal Fund

May 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Puerto Rico — 0.3%
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser M, RB
Callable 07/01/17 @ 100
5.000%, 07/01/21	$4,120	$2,342
Puerto Rico Commonwealth, Public Improvement Project, Ser A, GO
Pre-Refunded @ 100
5.250%, 07/01/16 (C)	1,235	1,361

		3,703

Rhode Island — 1.0%
Rhode Island State, Health & Educational Building Authority, Brown University Project, RB
5.000%, 09/01/21	5,100	6,176
5.000%, 09/01/22	5,000	6,088

		12,264

South Carolina — 0.4%
Charleston, Educational Excellence Finance, Charleston County School Project, Ser B, RB
Callable 12/01/23 @ 100
5.000%, 12/01/27	2,500	2,928
Piedmont, Municipal Power Agency, Ser A, NATL, RB
6.500%, 01/01/16 (E)	1,020	1,118
6.500%, 01/01/16	800	875

		4,921

Tennessee — 1.0%
Memphis, Electric Systems Revenue Authority, RB
5.000%, 12/01/17	1,730	1,979
Memphis-Shelby County, Airport Authority, Ser D, RB
Callable 07/01/21 @ 100
5.000%, 07/01/24	1,890	2,136
Nashville & Davidson County, Metropolitan Government Tennessee Electric Revenue, Ser A, RB
Callable 05/15/23 @ 100
5.000%, 05/15/29	2,040	2,377
Nashville & Davidson County, Metropolitan Government, GO
5.000%, 07/01/18	1,830	2,120
5.000%, 07/01/20	1,100	1,316
Nashville & Davidson County, Metropolitan Government, Ser A, GO
5.000%, 01/01/22	2,250	2,722

		12,650

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Texas — 8.2%
Aldine, Independent School District, School Building Project, GO
Callable 02/15/18 @ 100
5.000%, 02/15/22	$3,805	$4,322
Brownsville, Utilities System Revenue, Ser A, RB
Callable 09/01/23 @ 100
5.000%, 09/01/24	5,000	5,908
Conroe, Independent School District, GO, PSF-GTD
Callable 02/15/20 @ 100
5.000%, 02/15/26	2,085	2,445
Corpus Christi, Utility Systems Authority, Refinance & Improvement Project, RB, AGM
Callable 07/15/16 @ 100
4.500%, 07/15/23	2,000	2,133
Dallas, Convention Center Hotel Project, Ser A, RB
Callable 01/01/19 @ 100
5.250%, 01/01/23	3,495	3,851
Dallas-Fort Worth, International Airport Facilities Improvement Authority, Ser G, RB
Callable 11/01/23 @ 100
5.250%, 11/01/26	2,250	2,646
Dallas-Fort Worth, International Airport Facilities Improvement Authority, Ser A, RB
Callable 11/01/16 @ 100
5.000%, 11/01/23	300	331
Harris County, Metropolitan Transit Authority, Ser A, RB
Callable 11/01/21 @ 100
5.000%, 11/01/27	2,500	2,867
5.000%, 11/01/29	3,160	3,597
Houston, Hotel Occupancy Tax & Special Revenue Authority, Convention & Entertainment Project, Ser B, RB, AMBAC
5.210%, 09/01/15 (D)	5,500	5,422
Houston, Public Improvement Project, Ser A, GO
Callable 03/01/18 @ 100
5.250%, 03/01/28	4,915	5,574
Houston, Utility System Revenue Authority, First Lien, Ser B, RB
Callable 11/15/23 @ 100
5.000%, 11/15/28	2,610	3,070
Houston, Utility System Revenue Authority, First Lien, Ser D, RB
Callable 11/15/21 @ 100
5.000%, 11/15/29	3,000	3,441
Lower Colorado, River Authority, Transmission Services Project, RB
Callable 05/15/18 @ 100
5.000%, 05/15/21	2,000	2,277

14	SEI Tax Exempt Trust / Quarterly Report / May 31, 2014

Schedule of Investments (Unaudited)

Intermediate – Term Municipal Fund

May 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

North Central Texas, Health Facility Development Authority, Children’s Medical Center Dallas Project, RB
5.000%, 08/15/17	$1,315	$1,488
North East, Independent School District, School Building Project, Ser A, GO
Callable 08/01/17 @ 100
5.000%, 08/01/23	5,000	5,615
North Texas, Thruway Authority, First Tier, Ser A, RB
Callable 01/01/18 @ 100
6.000%, 01/01/24	245	276
North Texas, Thruway Authority, First Tier, Ser E3, RB
5.750%, 01/01/38 (A)	3,085	3,323
San Antonio, Public Service Board, RB
5.250%, 02/01/24	6,000	7,495
Tarrant County, Cultural Education Facilities Finance, Ser A, RB
Callable 06/02/14 @ 100
0.040%, 10/01/41 (A)(B)	1,000	1,000
Texas State, Airport System Revenue Special Facilities Project, AMT, GO
4.750%, 07/01/24	2,500	2,538
Texas State, College Student Loan Program, Ser B, AMT, GO
5.000%, 08/01/18	3,135	3,636
Texas State, College Student Loan Program, AMT, GO
5.500%, 08/01/19	2,500	3,008
Texas State, Municipal Gas Acquisition & Supply I, Senior Lien, Ser D, RB
6.250%, 12/15/26	4,000	4,889
Texas State, Municipal Power Agency, RB, NATL
4.079%, 09/01/16 (D)(E)	25	25
Texas State, Private Activity Bond Surface Transportation Corp., Senior Lien, AMT, RB
Callable 09/01/23 @ 100
7.000%, 12/31/38	2,500	3,094
Texas State, Private Activity Bond, Surface Transportation, Senior Lien, Ser LBJ, RB
Callable 06/30/20 @ 100
7.500%, 06/30/33	1,750	2,148
Texas State, Private Activity Bond, Surface Transportation, Senior Lien, Ser NTE, RB
Callable 12/31/19 @ 100
7.500%, 12/31/31	2,220	2,700

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Texas State, Transportation Commission Authority, First Tier, Ser A, RB
Pre-Refunded @ 100
5.000%, 04/01/16 (C)	$3,000	$3,261
Texas State, Transportation Commission Authority, Mobility Fund, Ser A, GO
Callable 04/01/17 @ 100
5.000%, 04/01/22	1,600	1,786
Texas State, Water System Revenue, Junior Lien, Ser A, RB
Callable 11/15/23 @ 100
5.000%, 05/15/25	1,000	1,206
University of Houston, Ser A, RB
5.000%, 02/15/21	3,500	4,179
University of Texas, Ser B, RB
Callable 07/01/24 @ 100
5.000%, 07/01/27	2,285	2,773
West Travis County, Public Utility Agency, RB
Callable 08/15/21 @ 100
5.000%, 08/15/22	1,000	1,132

		103,456

Utah — 0.2%
Utah State, Intermountain Power Agency, Sub-Ser A, RB
5.000%, 07/01/16	2,680	2,930

Virginia — 1.1%
Chesterfield County, Economic Development Authority, Virginia Electric & Power Project, Ser A, RB
Callable 05/01/19 @ 100
5.000%, 05/01/23	975	1,077
Chesterfield County, Property Tax, Ser B, GO
5.000%, 01/01/19	1,745	2,040
Fairfax County, Public Improvement Project, Ser A, GO
5.000%, 04/01/18	1,630	1,884
5.000%, 10/01/19	1,220	1,459
Virginia State, College Building Authority, 21st Century College & Equipment Program, RB
5.000%, 02/01/17	2,000	2,232
Virginia State, College Building Authority, 21st Century College & Equipment Program, Ser A, RB
Callable 02/01/21 @ 100
5.000%, 02/01/22	2,000	2,389
Virginia State, Ser B, GO
Callable 06/01/18 @ 100
5.000%, 06/01/22	2,000	2,317

		13,398

15	SEI Tax Exempt Trust / Quarterly Report / May 31, 2014

Schedule of Investments (Unaudited)

Intermediate – Term Municipal Fund

May 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Washington — 2.2%
King County, Sewer Revenue, Ser A, RB
Callable 01/01/23 @ 100
5.000%, 01/01/29	$4,200	$4,841
Port of Seattle, Ser A, RB
Callable 08/01/22 @ 100
5.000%, 08/01/28	2,500	2,844
Port of Seattle, AMT, GO
Callable 06/01/21 @ 100
5.250%, 12/01/21	1,000	1,182
Seattle, Municipal Light & Power Revenue Authority, Improvement Project, Ser A, RB
Callable 02/01/21 @ 100
5.000%, 02/01/22	2,685	3,161
Washington State, Northwest Energy & Electric Authority, Columbia Generating Station, Ser A, RB
5.000%, 07/01/19	2,345	2,765
5.000%, 07/01/20	5,000	5,964
Washington State, Northwest Energy & Electric Authority, Project No. 1, Ser A, RB
5.000%, 07/01/17	2,500	2,830
Washington State, Various Purposes, Ser R-C, GO
5.000%, 07/01/19	3,000	3,548

		27,135

Wisconsin — 0.4%
Wisconsin State, Health & Educational Facilities Authority, Unity Point Health Services Project, Ser A, RB
Callable 11/01/24 @ 100
5.000%, 12/01/29	1,650	1,900
Wisconsin State, Public Finance Authority, AFCO Investors II Portfolio Project, AMT, RB
Callable 10/01/22 @ 100
5.000%, 10/01/23	1,290	1,249
Wisconsin State, Public Finance Authority, Airport Facilities Project, AMT, RB
5.000%, 07/01/22	1,665	1,854

		5,003

Wyoming — 0.1%
Wyoming State, Community Development Housing Authority, Ser 6, AMT, RB
5.500%, 12/01/17	970	1,015

Total Municipal Bonds (Cost $1,177,233) ($ Thousands)		1,246,103

Description	Shares	Value ($ Thousands)

CASH EQUIVALENT — 0.7%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A 0.020% †(F)	9,132,580	$9,133

Total Cash Equivalent (Cost $9,133) ($ Thousands)		9,133

Total Investments — 99.5% (Cost $1,186,366) ($ Thousands) ††		$1,255,236

Percentages are based on Net Assets of $1,261,349 ($ Thousands).

†	Investment in Affiliated Security.

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on May 31, 2014. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(B)	Securities are held in connection with a letter of credit issued by a major bank.

(C)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(D)	Zero coupon security. The rate shown on the Schedule of Investments represents the security’s effective yield at the time of purchase.

(E)	Security is escrowed to maturity.

(F)	Rate shown is the 7-day effective yield as of May 31, 2014.

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax (subject to)

Cl — Class

COP — Certificate of Participation

GAN — Grant Anticipation Note

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

PSF-GTD — Texas Public School Fund Guarantee

RAN — Revenue Anticipation Note

RB — Revenue Bond

SAB — Special Assessment Bond

Ser — Series

††	At May 31, 2014, the tax basis cost of the Fund’s investments was $1,186,282 ($ Thousands), and the unrealized appreciation and depreciation were $72,174 ($ Thousands) and $(3,220) ($ Thousands) respectively.

The following is a list of the level of inputs used as of May 31, 2014, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$1,246,103	$—	$1,246,103
Cash Equivalent	9,133	—	—	9,133

Total Investments in Securities	$9,133	$1,246,103	$—	$1,255,236

Amounts designated as “—” are $0.

During the period ended May 31, 2014, there were no transfers between levels.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

16	SEI Tax Exempt Trust / Quarterly Report / May 31, 2014

Schedule of Investments (Unaudited)

Short Duration Municipal Fund

May 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS — 99.9%

Alabama — 1.8%
Alabama State, 21st Century Authority, Tobacco Settlement, Ser A, RB
3.000%, 06/01/14	$1,500	$1,500
Alabama State, Special Care Facilities Financing Authority, Ser A1, RB
1.500%, 10/01/27 (A)	4,630	4,664
Alabama State, Special Care Facilities Financing Authority, Ser A2, RB
1.500%, 10/01/27 (A)	980	987
Chatom, Industrial Development Board Revenue Authority, Powersouth Energy Cooperative Project, Ser A, RB
Callable 11/15/14 @ 100
0.500%, 11/15/38 (A)	2,000	2,000
Chatom, Industrial Development Board Revenue Authority, RB
Callable 08/01/14 @ 100
0.600%, 08/01/37 (A)	5,000	5,001
Chatom, Industrial Development Board Revenue Authority, Ser B, RB
4.000%, 08/01/15	2,000	2,076
Jefferson County, Ser C, GO
Callable 12/03/18 @ 102
4.900%, 04/01/21	1,340	1,449
Mobile, Airport Authority, RB
5.500%, 10/01/15	835	858
Pell City, Special Care Facilities Financing Authority, RB
4.000%, 12/01/14	1,675	1,701

		20,236

Arizona — 0.9%
Arizona State, School Facilities Board, RB, AMBAC
4.000%, 07/01/15	1,250	1,292
Arizona State, Sports & Tourism Authority, Professional Baseball Training Project, RB
5.000%, 07/01/15	1,000	1,043
4.000%, 07/01/14	1,000	1,003
Maricopa County, Elementary School District No. 68 Alhambra, GO, AGM
5.500%, 07/01/14	1,500	1,506
Navajo County, Pollution Control Authority, Ser B, RB
5.500%, 06/01/34 (A)	1,000	1,000
Navajo County, Pollution Control Authority, Ser C, RB
5.500%, 06/01/34 (A)	1,150	1,150

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Pima County, Industrial Development Authority, Charter Schools Project, RB
3.000%, 07/01/14	$200	$200
3.000%, 07/01/15	300	301
Scottsdale, Industrial Development Authority, Scottsdale Hospital Project, Ser F, RB, AGM
0.620%, 09/01/45 (A)	1,000	1,000
University Medical Center, Hospital Revenue Authority, RB
5.250%, 07/01/14	1,000	1,003

		9,498

Arkansas — 0.1%
North Little Rock, Electric System Revenue Authority, Ser A, RB, NATL
6.500%, 07/01/15 (B)	595	615

California — 2.7%
California State, Communities Development Authority, Ser E, RB, AGM
0.250%, 07/01/40 (A)	2,000	2,000
California State, GO
Callable 06/01/16 @ 100
4.000%, 12/01/26 (A)	5,000	5,348
California State, Pollution Control Financing Authority, Ser A, AMT, RB
0.500%, 08/01/23 (A)	3,000	3,000
Imperial, Community College District, GO
4.000%, 08/01/14 (B)(C)	6,345	6,342
Inglewood, Public Financing Authority, RB
5.000%, 08/01/15	1,645	1,710
4.000%, 08/01/14	1,050	1,055
Inland Valley, Development Agency, Ser C, TA
Pre-Refunded @ 100
4.500%, 03/01/41 (A)(E)	1,000	1,073
Los Angeles, Regional Airports Improvement Authority, LAX International Airport Project, RB
0.400%, 12/01/15 (A)(D)	2,500	2,500
Oakland, Unified School District, Election of 2012, GO
4.000%, 08/01/14	2,000	2,011
Puttable Floating Option Tax-Exempt Receipts, COP, NATL
Callable 07/01/14 @ 100
0.260%, 07/16/23 (A)	2,300	2,300
South San Francisco, Unified School District, Ser D, GO
1.607%, 05/15/17 (C)	2,550	2,470

		29,809

1	SEI Tax Exempt Trust / Quarterly Report / May 31, 2014

Schedule of Investments (Unaudited)

Short Duration Municipal Fund

May 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Colorado — 2.3%
Colorado State, Health Facilities Authority, Ser C-2, RB
4.000%, 10/01/40 (A)	$1,250	$1,312
Denver City & County, Airport System Revenue Authority, Ser C, RB
4.000%, 11/15/14	7,400	7,527
3.000%, 11/15/14	2,650	2,684
Denver City & County, Airport System Revenue Authority, Sub-Ser G1, RB
Callable 06/02/14 @ 100
0.260%, 11/15/25 (A)	5,000	5,000
E-470, Public Highway Authority, RB
Callable 03/01/17 @ 100
1.240%, 09/01/39 (A)	2,000	2,000
E-470, Public Highway Authority, RB, Ser D1, NATL
5.250%, 09/01/16	1,060	1,152
Regional Transportation District, Ser A, COP
5.000%, 06/01/16	3,500	3,809
3.000%, 06/01/16	1,600	1,678

		25,162

Connecticut — 0.9%
Connecticut State, Economic Recovery Project, GO
Callable 06/02/14 @ 100
0.340%, 07/01/16 (A)	6,000	6,000
Connecticut State, Housing Finance Authority, Ser A, RB
1.250%, 05/15/16	1,000	1,007
0.950%, 05/15/15	1,000	1,002
Connecticut State, New Britain, GO
2.000%, 10/30/14	1,500	1,508

		9,517

District of Columbia — 0.3%
District of Columbia, Income Tax Revenue Authority, Ser B, RB
Callable 06/01/15 @ 100
0.660%, 12/01/15 (A)	2,860	2,873

Florida — 4.7%
Atlantic Beach, Fleet Landing Project, Ser A, RB
3.000%, 11/15/15	350	352
2.000%, 11/15/14	225	225
Citizens Property Insurance, Ser A-3, RB, AGM
1.710%, 06/01/14 (A)	1,500	1,500
Davie, Educational Facilities Authority, Ser B, RB
4.000%, 04/01/16	775	818

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Florida State, Municipal Loan Council, Design Building Finance Project, RB
1.750%, 08/15/16	$9,220	$9,364
Florida State, Municipal Loan Council, RB
4.000%, 05/01/17	1,000	1,068
Hillsborough County, Industrial Development Authority, General Hospital Project, RB
4.000%, 10/01/15	745	778
Hillsborough County, Industrial Development Authority, Ser A, RB
5.000%, 07/01/16	1,630	1,769
Jacksonville, Sales Tax Revenue Authority, RB
5.000%, 10/01/16	435	479
Lake County, School Board, Ser B, COP, AMBAC
Callable 06/01/16 @ 100
5.000%, 06/01/19	3,000	3,179
Manatee County, School District, COP, NATL
5.000%, 07/01/14	1,650	1,656
Martin County, Improvement Revenue Authority, RB, AMBAC
5.250%, 10/01/14	1,285	1,301
Miami-Dade County, Aviation Revenue Authority, Ser E, AMT, RB, NATL
5.250%, 10/01/14	425	432
Miami-Dade County, Public Improvement Project, RB, AGM
5.000%, 10/01/14	3,250	3,301
4.000%, 10/01/15	3,390	3,559
Miami-Dade County, School Board, Ser A, COP
Callable 05/01/16 @ 100
5.000%, 08/01/21 (A)	3,500	3,780
Okeechobee County, Waste Disposal Authority, Waste Management Landfil Project, RB
2.250%, 07/01/39 (A)	3,750	3,754
Orange County, School Board, Ser A, COP
5.000%, 08/01/14	7,500	7,559
Osceola County, GO, AGM
4.000%, 10/01/14	1,090	1,102
Palm Beach County, Health Facilities Authority, Jupiter Medical Center Project, RB
4.000%, 11/01/14	1,200	1,213
Saint Petersburg, Health Facilities Authority, Ser B, RB, AMBAC
0.380%, 11/15/34 (A)	1,075	1,075
Sunrise, Public Facilities Revenue, Ser B, RB, NATL
0.870%, 10/01/16 (B)(C)	4,040	3,991

		52,255

2	SEI Tax Exempt Trust / Quarterly Report / May 31, 2014

Schedule of Investments (Unaudited)

Short Duration Municipal Fund

May 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Georgia — 3.9%
Atlanta, Airport Revenue Authority, Ser A, RB
5.000%, 01/01/15	$1,000	$1,028
Atlanta, Development Authority, Piedmont/Ellis LLC Project, RB
5.000%, 09/01/15	1,280	1,351
Bartow County, Development Authority, Bowen Power Plant Project, RB
2.375%, 09/01/29 (A)	7,700	7,945
Burke County, Development Authority, RB
1.250%, 01/01/52 (A)	2,500	2,513
Floyd County, Development Authority, Georgia Power Company Project, RB
0.850%, 07/01/22 (A)	6,475	6,507
Fulton County, Development Authority, Robert Woodruff Project, Ser B, RB
5.000%, 03/15/16	13,410	14,493
Georgia State, Private Colleges & Universities Authority, Mercer University Project, Ser A, RB
4.000%, 10/01/14	1,170	1,181
Georgia State, Ser G, GO
Callable 06/09/14 @ 100
0.460%, 12/01/26 (A)	3,000	3,000
Main Street Natural Gas, Ser B, RB
5.000%, 03/15/15	995	1,022
Medical Center Hospital Authority, Colombus Regional Health Care Project, RB, AGM
5.000%, 08/01/15	1,500	1,567
Monroe County, Development Authority, Gulf Power Project, RB
1.700%, 06/01/49 (A)	2,500	2,548

		43,155

Idaho — 0.3%
Idaho, Housing & Finance Association, Ser A-CL, RB
Callable 06/03/14 @ 100
0.310%, 01/01/38 (A)(E)	3,000	3,000

Illinois — 6.7%
Chicago, Board of Education, Ser A, GO, AMBAC
1.234%, 12/01/14 (C)	2,500	2,493
Chicago, Board of Education, Ser A2, GO
Callable 12/01/16 @ 100
0.810%, 03/01/35 (A)	3,000	2,946
Chicago, Board of Education, Ser B, GO, AMBAC
5.000%, 12/01/14	1,000	1,022

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Chicago, Board of Education, Ser C1, GO
Callable 09/01/15 @ 100
1.010%, 03/01/32 (A)	$1,930	$1,936
Chicago, Park District, Ser D, GO, NATL
Callable 01/01/16 @ 100
5.000%, 01/01/17	425	449
Chicago, Ser A, GO, AGM
Callable 01/01/15 @ 100
5.000%, 01/01/16	2,000	2,052
5.000%, 01/01/17	3,125	3,202
Chicago, Transit Authority, Ser A, RB, AMBAC
5.250%, 06/01/16	815	873
Chicago, Various Projects, Ser B-1, RB
Callable 06/02/14 @ 100
0.400%, 01/01/34 (A)	5,100	5,100
Cook County, Community High School District No. 228 Bremen, Ser A, GO
2.000%, 12/01/15	4,710	4,804
Cook County, Community High School District No. 228 Bremen, Ser B, GO
5.000%, 12/01/16	1,500	1,652
5.000%, 12/01/17	1,500	1,682
Cook County, High School District No. 209 Proviso Township, GO, AGM
5.000%, 12/01/15	1,500	1,598
Cook County, Township High School District No. 201 J Sterling Morton, Ser B, GO, AGM
3.000%, 12/01/16 (C)	295	272
Cook County, Township High School District No. 201 J Sterling Morton, Ser C, GO, AGM
3.887%, 12/01/17 (C)	3,250	2,851
3.327%, 12/01/15 (C)	495	472
Cook County, Township High School District No. 201 J Sterling Morton, Ser C, GO, AMBAC
3.150%, 12/01/14 (C)	5,500	5,443
Illinois State, Chicago Public Building Commission, Ser B, RB, NATL
5.250%, 12/01/14	1,000	1,021
Illinois State, Finance Authority, Hospital Sisters Services Project, Ser C, RB
5.000%, 08/15/15	2,145	2,258
3.000%, 08/15/14	2,840	2,855
Illinois State, Finance Authority, Resurrection Health Care Project, RB, AGM
5.000%, 05/15/15	3,700	3,837
Illinois State, GO
4.000%, 07/01/15	2,000	2,077
4.000%, 02/01/17	1,750	1,885
3.000%, 02/01/17	5,000	5,255

3	SEI Tax Exempt Trust / Quarterly Report / May 31, 2014

Schedule of Investments (Unaudited)

Short Duration Municipal Fund

May 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Illinois State, GO, AGM
Callable 09/01/15 @ 100
5.000%, 09/01/17	$2,000	$2,099
Illinois State, Railsplitter Tobacco Settlement Authority, RB
3.125%, 06/01/14	790	790
5.000%, 06/01/15	375	391
Illinois State, Unemployment Compensation Trust Fund, Unemployment Insurance Project, Ser B, RB
Callable 06/18/14 @ 100
4.000%, 06/15/20	5,000	5,006
McHenry & Lake Counties, Community High School District No. 156, Ser A, GO
2.000%, 02/01/16	2,655	2,713
Romeoville Village, GO, AGM
Callable 12/30/14 @ 100
4.000%, 12/30/15	500	510
University of Illinois, Ser B, COP, AGM
5.000%, 10/01/16	1,350	1,475
Western Illinois University, Auxiliary Facilities Systems Project, RB
4.000%, 04/01/15	600	613
Will County, Community Consolidated School District No. 157-C Frankfort, Ser C, GO, NATL
0.621%, 01/01/15 (C)	2,150	2,142

		73,774

Indiana — 4.1%
Indiana State, City of Gary, BAN
Callable 11/01/14 @ 100
2.500%, 05/01/15	10,200	10,210
Indiana State, Finance Authority, Community Foundation of Northwest Indiana, RB
4.000%, 03/01/15	500	512
Indiana State, Finance Authority, Lease Appropriation Project, RB
Callable 07/03/14 @ 100
0.550%, 02/01/35 (A)	4,000	4,002
Indiana State, Finance Authority, RB
Callable 07/03/14 @ 100
0.550%, 02/01/35 (A)	2,500	2,501
Indiana State, Finance Authority, Republic Services Inc. Project, Ser A, RB, AMT
0.400%, 05/01/34 (A)	1,000	1,000
Indiana State, Health Facility Financing Authority, Ascension Health Project, Ser A4, RB
1.500%, 10/01/27 (A)	5,025	5,062
Indianapolis, Thermal Energy System Revenue, RB, AGM
5.000%, 10/01/15	1,000	1,060

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Indianapolis, Thermal Energy System Revenue, Ser B, RB
0.730%, 10/01/34 (A)	$11,270	$11,272
Jasper, Hospital Authority, Memorial Hospital & Health Care Center Project, RB
4.000%, 11/01/16	400	429
4.000%, 11/01/17	365	398
Posey County, Economic Development Project, RB
0.300%, 07/01/46 (A)	2,500	2,500
Rockport, Michigan Power Co. Project, Ser A, RB
6.250%, 06/01/25	3,000	3,000
Rockport, Michigan Power Co. Project, Ser B, RB
6.250%, 06/01/25 (A)	3,000	3,000
St. Joseph County, Airport Authority, St. Joseph Airport Project, AMT, GO
3.500%, 07/01/15	345	354

		45,300

Iowa — 0.1%
Iowa State, Finance Authority, Pollution Control Facilities, Interstate Power Project, RB, NATL
5.000%, 07/01/14	500	502
Iowa State, Higher Education Loan Authority, RB
2.000%, 05/14/15	1,000	1,012

		1,514

Kansas — 0.5%
Horton City, Ser 1, GO
Callable 03/01/15 @ 100
1.150%, 06/01/15	1,000	1,000
Olath, Health Facilities Revenue Authority, Ser B, RB
Callable 03/01/16 @ 100
2.000%, 09/01/37 (A)	4,000	4,025

		5,025

Kentucky — 1.0%
Ashland, King’s Daughter Medical Center Project, Ser B, RB
5.000%, 02/01/17	1,060	1,163
Kentucky Housing, Multi-Family Housing Centre Meadows Apartments Project, RB
Callable 09/01/15 @ 100
0.700%, 03/01/17	3,000	3,000
Kentucky, Public Transportation Infrastructure Authority, Sub-Ser, RB
3.000%, 07/01/17	1,750	1,838

4	SEI Tax Exempt Trust / Quarterly Report / May 31, 2014

Schedule of Investments (Unaudited)

Short Duration Municipal Fund

May 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Lexington-Fayette Urban County, Richmond Place Project, RB
0.400%, 04/01/15 (A) (D)	$5,010	$5,010

		11,011

Louisiana — 0.7%
East Baton Rouge, Sewerage Commission Revenue Authority, Ser A, RB
Callable 07/03/14 @ 100
0.906%, 02/01/46 (A)	1,000	1,001
Louisiana State, Offshore Terminal Authority, Ser B-1, RB
2.200%, 10/01/40 (A)	4,000	4,042
Saint Tammany Parish, Hospital Service District No. 1, Tammany Parish Hospital Project, RB
3.000%, 07/01/14	2,450	2,454

		7,497

Maine — 0.0%
Portland, General Airport Revenue, RB
3.000%, 07/01/15	175	178
2.000%, 07/01/14	300	300

		478

Maryland — 0.1%
Maryland State, Housing & Community Development Administration, Ser B, RB
1.010%, 03/01/36 (A)	1,000	1,003

Massachusetts — 0.9%
Massachusetts State, Health & Educational Facilities Authority, Partners Health Care Project, Ser G-2, RB, AGM
0.250%, 07/01/42 (A)	4,000	4,000
Massachusetts State, Housing Finance Agency, Ser E, RB
Callable 06/01/15 @ 100
0.950%, 06/01/16	4,070	4,087
Massachusetts State, Ser A, GO
Callable 08/01/15 @ 100
0.540%, 02/01/16 (A)	2,000	2,008

		10,095

Michigan — 4.9%
Austin Trust, Ser 2008-3030X, RB, AGM
Callable 05/01/18 @ 100
0.200%, 05/01/31 (A)	5,000	5,000
Brighton Area, School District, Ser II, GO, AMBAC
1.103%, 05/01/15 (C)	9,500	9,429
Chelsea, School District, GO
4.000%, 05/01/17	1,425	1,539

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Detroit, Sewage Disposal System Revenue, Second Lien, Ser B, RB, NATL
5.000%, 07/01/15	$490	$497
Detroit, Water Supply System Revenue, Ser Senior A, RB, NATL
6.000%, 07/01/15	1,000	1,014
Howell, Public Schools, GO
4.000%, 05/01/16	1,120	1,194
Livonia, Public School District, GO
5.000%, 05/01/18	850	972
4.000%, 05/01/16	500	532
4.000%, 05/01/17	725	790
2.000%, 05/01/15	320	325
Livonia, Public School District, School Building & Site Project, Ser I, GO, AGM
2.000%, 05/01/15	1,000	1,015
Michigan State, Building Authority, Facilities Program Project, Ser II, RB, AMBAC
Callable 10/15/15 @ 100
5.000%, 10/15/17	6,550	6,943
Michigan State, Finance Authority, Ser C, RB
4.375%, 08/20/14	600	604
Michigan State, Finance Authority, Unemployment Obligations Project, RB
Callable 07/01/14 @ 100
5.000%, 07/01/23	5,000	5,017
Michigan State, Hospital Finance Authority, RB
2.625%, 11/15/47 (A)	610	611
Michigan State, Hospital Finance Authority, Sub-Ser, RB
4.000%, 11/01/27 (A)	1,960	2,070
Michigan State, Strategic Fund, Dow Chemical Project, RB
6.250%, 06/01/14	2,845	2,845
Michigan State, Strategic Fund, Dow Chemical Project, Ser B2, RB
6.250%, 06/01/14	3,000	3,000
Royal Oak, Hospital Finance Authority, William Beaumont Hospital Project, Ser V, RB
6.250%, 09/01/14 (B)	1,750	1,776
Taylor, Tax Increment Finance Authority, Ser A, TA, AGM
2.000%, 05/01/15	1,580	1,599
University of Michigan, Ser F, GO
Callable 10/01/15 @ 100
0.460%, 04/01/43 (A)	5,000	5,007
West Ottawa, Public Schools, Ser B, GO
3.000%, 05/01/15	2,450	2,513

		54,292

5	SEI Tax Exempt Trust / Quarterly Report / May 31, 2014

Schedule of Investments (Unaudited)

Short Duration Municipal Fund

May 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Minnesota — 0.1%
Minneapolis & St Paul, Metropolitan Airports Commission, Ser A, RB
1.849%, 01/01/17	$1,000	$1,014
Northeast Metropolitan, Intermediate School District No. 916, Ser A, COP
2.000%, 02/01/16	610	626

		1,640

Mississippi — 0.8%
Mississippi State, Hospital Equipment & Facilities Authority, Baptist Health System Project, Ser A, RB
5.000%, 08/15/16	2,000	2,164
Perry County, Pollution Control Project, RB
Callable 06/02/14 @ 100
0.270%, 02/01/22 (A)(D)	4,300	4,300
Prentiss County, Industrial Development Authority, Eastern Heidelberg Project, Ser A, RB
Callable 06/02/14 @ 100
0.500%, 10/01/17 (A)(D)	2,500	2,500

		8,964

Missouri — 1.1%
Kansas City, Industrial Development Authority, Downtown Redevelopment District Project, Ser A, RB
3.000%, 09/01/14 (B)	1,200	1,208
Missouri State, Development Finance Board, Independence Electric System Project, RB
2.000%, 06/01/14	350	350
Missouri State, Health & Educational Facilities Authority, RB
3.000%, 10/01/16	315	331
Missouri State, Housing Development Commission, Shepard Apartments Project, Ser 3, RB, FHA
3.000%, 03/01/15	2,000	2,038
Northwest Missouri State University, Housing System Project, RB
1.250%, 06/01/16	1,425	1,430
1.000%, 06/01/15	1,755	1,759
Platte County, Industrial Development Authority, I-29 & Tiffany Springs Parkway Project, RB
2.000%, 11/01/14	5,430	5,442

		12,558

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Montana — 0.5%
Livingston, RAN
Callable 06/01/15 @ 100
2.000%, 12/01/15	$6,000	$6,008

Nevada — 0.9%
Clark County, Department of Aviation, Sub-Ser A-1, AMT, RB
5.000%, 07/01/16	1,800	1,964
Deutsche Bank SPEARs/LIFERs Trust, Ser DB-663, GO, AMBAC
Callable 06/15/17 @ 100
0.260%, 06/15/22 (A)	6,300	6,300
Reno, Ser B, GO
3.000%, 06/01/15	1,495	1,527

		9,791

New Hampshire — 0.4%
New Hampshire State, Business Finance Authority, Ser A, AMT, RB
4.500%, 07/01/27 (A)	2,200	2,271
New Hampshire State, Health & Education Facilities Authority, Dartmouth Hitchcock Project, RB
4.500%, 08/01/14	1,835	1,845

		4,116

New Jersey — 13.6%
Allamuchy Township, BAN
1.000%, 07/09/14	4,144	4,146
1.000%, 07/09/14	4,380	4,382
1.000%, 10/21/14	2,000	2,003
Atlantic City, GO, NATL
5.000%, 08/15/14	550	554
Camden County, Improvement Authority, GO
3.000%, 09/01/14	910	916
Carteret, GO
1.000%, 02/06/15	3,200	3,209
Cedar Grove, Township School District, GO
1.000%, 09/18/14	3,668	3,672
Hudson County, GO
4.000%, 07/15/16	1,145	1,221
Kearny, GO
1.000%, 02/05/15	16,833	16,859
Kearny, Board of Education, GO
1.250%, 10/09/14	9,150	9,164
Lincoln Park Borough, GO
1.000%, 10/29/14	1,569	1,571
Lyndhurst Township, GO
1.125%, 02/13/15	3,817	3,830
New Jersey State, Building Authority, RB
Callable 06/15/15 @ 100
3.000%, 06/15/16	5,000	5,131

6	SEI Tax Exempt Trust / Quarterly Report / May 31, 2014

Schedule of Investments (Unaudited)

Short Duration Municipal Fund

May 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New Jersey State, Economic Development Authority, Hillcrest Health Services Project, RB, AMBAC
1.150%, 01/01/15 (C)	$2,000	$1,985
New Jersey State, Economic Development Authority, School Facilities Construction Project, Ser E, RB
Callable 08/01/15 @ 100
1.760%, 02/01/16 (A)	2,355	2,392
New Jersey State, Educational Facilities Authority, Rider University Project, Ser A, RB
5.000%, 07/01/14	1,000	1,003
New Jersey State, Educational Facilities Authority, Seton Hall University Project, RB
5.000%, 07/01/14	1,460	1,465
New Jersey State, Higher Education Student Assistance Authority, Ser 1A, RB
5.000%, 12/01/14	3,500	3,581
New Jersey State, Higher Education Student Assistance Authority, Ser 1A, RB
Callable 12/01/19 @ 100
4.875%, 12/01/24	14,290	15,467
New Jersey State, Higher Education Student Assistance Authority, AMT, RB
0.360%, 06/01/16 (A)	9,050	9,050
New Jersey State, Housing & Mortgage Finance Agency, Ser B, RB
1.500%, 05/01/15	1,500	1,505
New Jersey State, Tobacco Settlement Financing Authority, RB
Callable 06/01/17 @ 100
0.760%, 06/01/29 (A)	12,000	12,000
New Jersey State, Transit Authority, Ser A, COP, AMBAC
5.500%, 09/15/15	1,875	2,001
5.250%, 09/15/14	1,300	1,318
New Jersey State, Turnpike Authority, Ser E, RB
Callable 07/01/16 @ 100
0.680%, 01/01/23 (A)	3,000	3,003
Newark, General Improvements, Ser A, GO
5.000%, 07/15/15	1,000	1,048
Newark, General Improvements, Ser C, TRAN
1.500%, 06/26/14	2,650	2,651
Newark, General Improvements, Ser D, GO
1.500%, 06/26/14	7,003	7,007
Newark, Ser A, GO
Callable 12/01/14 @ 100
1.750%, 02/20/15	2,000	2,006

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Newark, Ser B, TRAN
1.500%, 06/26/14	$2,667	$2,669
Palmyra, Ser A, GO
1.000%, 05/05/15	7,465	7,488
Passaic County, GO
3.000%, 08/15/15	1,220	1,261
Paterson, GO
1.250%, 06/03/15	11,708	11,741
Paulsboro Borough, Ser B, TRAN
1.000%, 07/09/14	2,185	2,185
Southern Gloucester County, Delsea Regional School District, GO, AGM
5.000%, 10/01/14	275	279

		149,763

New Mexico — 0.7%
Farmington, Pollution Control Revenue Authority, Southern California Edison Project, Ser A, RB
2.875%, 04/01/29 (A)	7,110	7,249
Taos County, Education Improvement Authority, RB
2.000%, 04/01/15	1,000	1,008

		8,257

New York — 15.5%
Auburn, Ser B, GO
1.000%, 05/29/15	16,417	16,467
Central Valley, Central School District, GO
1.000%, 06/30/14	4,700	4,701
Chautauqua County, Capital Resource, Jamestown Center Project, RB
1.350%, 11/01/31 (A)	2,500	2,518
1.000%, 11/01/31 (A)	2,500	2,511
0.900%, 11/01/31 (A)	2,500	2,509
Franklin County, Solid Waste Management Authority, RB, AMT
Callable 09/01/14 @ 100
1.000%, 03/31/15	3,860	3,860
Greater Southern Tier, Board of Cooperative Educational Services District, RB
1.000%, 06/30/14	26,000	26,005
Hannibal, Central School District, GO, AGM
2.000%, 06/15/14	500	500
Long Island, Power Authority, Ser B, RB
5.250%, 06/01/14 (B)	3,330	3,330
Long Island, Power Authority, Ser D, NATL
5.000%, 09/01/14 (B)	370	374
5.000%, 09/01/14	80	81

7	SEI Tax Exempt Trust / Quarterly Report / May 31, 2014

Schedule of Investments (Unaudited)

Short Duration Municipal Fund

May 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Metropolitan New York, Transportation Authority, Ser A, RB
Callable 11/15/15 @ 100
0.330%, 11/15/41 (A)	$2,000	$2,000
Metropolitan New York, Transportation Authority, Ser B, RB
Callable 07/03/14 @ 100
0.740%, 11/01/34 (A)	1,250	1,251
Metropolitan New York, Transportation Authority, Sub-Ser, RB
Callable 05/01/15 @ 100
0.631%, 11/01/32 (A)	1,000	1,003
Nassau County, Health Care, RB
Callable 12/01/14 @ 100
2.250%, 01/15/15	9,500	9,546
New York City, Housing Development Authority, Ser B1B, RB
Callable 12/01/14 @ 100
1.100%, 11/01/16	6,905	6,919
New York City, Housing Development Authority, Ser D2A, RB
1.150%, 11/01/15	3,000	3,016
New York City, Housing Development Authority, Ser F, RB
Callable 11/01/14 @ 100
0.950%, 05/01/16	12,200	12,228
New York City, Housing Development Authority, Ser M-1, RB
1.150%, 11/01/17	3,000	3,009
New York City, Ser C4, GO, AGM
0.450%, 10/01/27 (A)	350	350
New York City, Sub-Ser J-8-R, GO
Callable 10/01/15 @ 100
0.440%, 08/01/21 (A)	4,000	4,003
New York State, Dormitory Authority, Ser B, RB
6.000%, 07/01/14	145	146
New York State, Energy Research & Development Authority, Keyspan Generation Project, Ser A, RB, AMBAC
1.000%, 10/01/28 (A)	825	825
New York State, Housing Finance Agency, Affordable Housing Project, Ser E, RB
1.050%, 05/01/16	1,000	1,010
New York State, Housing Finance Agency, Affordable Housing Project, Ser F, RB
0.950%, 05/01/16	3,000	3,015
Niagara Falls City, School District, TRAN
2.000%, 06/26/14	15,200	15,216

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Phelps-Clifton Springs, Central School District, GO, AGM
3.000%, 06/15/14	$300	$300
Ramapo, Ser B, GO
4.000%, 05/27/15	2,000	2,023
Rockland County, GO
2.000%, 03/17/15	1,500	1,513
Rockland County, Ser A, GO, AGM
5.000%, 03/01/16	2,000	2,144
5.000%, 03/01/17	1,375	1,512
2.000%, 10/15/14	1,466	1,473
Romulus, Central School District, TRAN
1.000%, 07/25/14	5,385	5,388
Schenectady, City School District, GO
1.250%, 01/16/15	15,000	15,093
Suffolk County, GO
1.500%, 03/26/15	5,000	5,043
Suffolk County, Judicial Facilities Agency, Dennison Building Project, RB
5.000%, 11/01/15	1,285	1,354
Suffolk County, Ser I, GO
2.000%, 09/12/14	2,000	2,009
Utica, School District, GO
2.000%, 07/01/14	800	801
Wallkill, Ser B, TRAN
1.500%, 08/06/14	2,213	2,218
Westchester County, Health Care Revenue Authority, Senior Lien, Ser B, RB
5.000%, 11/01/14	1,500	1,527
Yonkers, Ser D, GO
3.000%, 08/15/14	1,870	1,879

		170,670

North Carolina — 0.3%
BB&T Municipal Trust, Ser 2018, RB, FSA
0.170%, 09/01/22 (A)	3,700	3,700

North Dakota — 0.2%
Williston, Ser A, RB
Callable 11/01/14 @ 100
2.500%, 11/01/15	2,000	2,006

Ohio — 3.6%
American Municipal Power, RB
1.250%, 06/26/14	2,495	2,496
1.125%, 11/19/14	1,320	1,321
1.000%, 10/23/14	5,075	5,078
Cleveland, Airport System Revenue Authority, Ser A, RB, AMBAC
5.000%, 01/01/15	1,600	1,640
Cuyahoga County, Helen S Brown Apartments Project, RB
0.600%, 07/15/14	4,700	4,701

8	SEI Tax Exempt Trust / Quarterly Report / May 31, 2014

Schedule of Investments (Unaudited)

Short Duration Municipal Fund

May 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Deutsche Bank SPEARs/LIFERs Trust, Ser 619, RB
0.310%, 06/01/24 (A)	$9,800	$9,800
Hamilton County, Childrens Hospital Project, RB
5.000%, 05/15/18	450	514
4.000%, 05/15/17	785	856
Lorain County, Port Authority, Kendal at Oberlin Project, RB
3.000%, 11/15/16	625	637
3.000%, 11/15/17	555	569
2.000%, 11/15/15	500	500
Ohio State, Higher Educational Facility Commission, Case Western Reserve University Project, RB
6.250%, 07/01/14	1,850	1,859
Ohio State, Higher Educational Facility Commission, University Hospital Project, RB
Callable 07/01/14 @ 100
0.500%, 01/15/33 (A)	2,500	2,500
Ohio State, Water Development Authority, Waste Management Project, RB
2.250%, 07/01/21 (A)	3,450	3,533
Richland County, Ser A, GO
1.600%, 01/07/15	1,400	1,405
Warren County, Otterbin Homes Project, Ser A, RB
3.000%, 07/01/14	2,340	2,344

		39,753

Oklahoma — 0.3%
Canadian County, Educational Facilities Authority, Mustang Public Schools Project, RB
3.500%, 09/01/17	1,065	1,144
Muskogee, Industrial Trust, Muskogee Public Schools Project, RB
3.000%, 09/01/15	780	804
Tulsa County, Industrial Education Authority, Broken Arrow Public Schools Project, RB
4.000%, 09/01/14	1,000	1,009

		2,957

Oregon — 0.2%
Medford, Hospital Facilities Authority, Rogue Valley Manor Project, RB
2.000%, 10/01/14	990	993
Oregon State, Health & Science University, Ser A, RB
4.000%, 07/01/14	1,000	1,003

		1,996

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Pennsylvania — 7.0%
Bermudian Springs, School District, GO
Callable 11/02/15 @ 100
0.801%, 05/01/23 (A)	$2,000	$2,004
Chester County, Industrial Development Authority, University Project, RB
Callable 08/01/14 @ 100
1.600%, 02/01/15	7,900	7,907
Clarion County, Industrial Development Authority, RB
Callable 11/01/15 @ 100
1.050%, 05/01/16	1,000	1,001
Delaware County, Elwyn Project, RB
4.000%, 06/01/15	1,185	1,210
Downingtown Area, School District, GO
Callable 06/02/14 @ 100
0.310%, 05/01/15 (A)	1,710	1,710
Erie, School District, TRAN
1.000%, 06/30/14	10,000	10,002
Fort Leboeuf, School District, GO, NATL
4.000%, 01/01/15	1,175	1,198
Lancaster, Industrial Development Authority, Garden Spot Village Project, RB
5.000%, 05/01/16	300	316
3.000%, 05/01/15	360	364
Lycoming County, Susquehanna Health System Project, Ser A, RB
5.000%, 07/01/15	1,000	1,038
Penn Hills, School District, GO
3.000%, 10/01/16	1,145	1,202
3.000%, 10/01/17	1,000	1,058
Pennsylvania State, Department of General Services, COP, AGM
4.000%, 05/01/16	1,000	1,052
3.000%, 11/01/14	1,585	1,600
3.000%, 05/01/15	1,250	1,274
3.000%, 11/01/15	1,680	1,728
Pennsylvania State, Economic Development Financing Authority, PPL Energy Supply, RB
3.000%, 12/01/38 (A)	7,500	7,656
Pennsylvania State, Economic Development Financing Authority, AMT
0.450%, 08/01/45 (A)	3,500	3,500
Pennsylvania State, Economic Development Financing Authority, Unemployment Compensation Revenue Project, RB
Callable 07/01/16 @ 100
5.000%, 07/01/22	5,000	5,453

9	SEI Tax Exempt Trust / Quarterly Report / May 31, 2014

Schedule of Investments (Unaudited)

Short Duration Municipal Fund

May 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Pennsylvania State, Economic Development Financing Authority, Waste Management Project, RB
1.750%, 12/01/33 (A)	$3,000	$3,062
Pennsylvania State, Economic Development Financing Authority, Waste Management Project, Ser A, AMT, RB
4.700%, 11/01/21 (A)	2,000	2,034
Pennsylvania State, Higher Educational Facilities Authority, AICUP Financing Program Mount Aloyius Project, RB
0.650%, 11/01/41 (A)	2,425	2,425
Pennsylvania State, Higher Educational Facilties Authority, Independent Colleges Project, Ser I3, RB
Callable 11/01/14 @ 100
0.600%, 11/01/31 (A)	1,965	1,966
Pennsylvania State, Public School Building Authority, Philadelphia School District Project, RB
5.000%, 04/01/15	1,000	1,039
5.000%, 04/01/16	2,000	2,137
5.000%, 04/01/17	1,500	1,646
Pennsylvania State, Turnpike Commission, Sub-Ser B, RB
5.000%, 06/01/14	1,000	1,000
Pennsylvania State, Turnpike Commission, Ser B-1, RB
Callable 06/01/17 @ 100
0.510%, 12/01/17 (A)	4,000	3,999
Philadelphia, Authority for Industrial Development, American College of Physicians Project, RB
4.000%, 06/15/15	1,370	1,400
3.000%, 06/15/14	1,255	1,256
Philadelphia, School District, Ser C, GO
5.000%, 09/01/15	2,300	2,429
Southcentral, General Authority, Hanover Hospital Project, RB
4.000%, 12/01/14	250	253
4.000%, 12/01/15	1,160	1,186

		77,105

Puerto Rico — 3.3%
Deutsche Bank SPEARs, RB, AMBAC
Callable 06/02/14 @ 100
0.370%, 08/01/54 (A)	12,585	12,585
Deutsche Bank SPEARs, RB
0.370%, 08/01/41 (A)	10,335	10,335
0.370%, 08/01/42 (A)	9,615	9,615
Puerto Rico Commonwealth, Public Improvement Project, GO, NATL
5.250%, 07/01/14	2,500	2,501

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Puerto Rico Commonwealth, Ser B, GO, FSA
6.500%, 07/01/15	$1,000	$1,042

		36,078

Rhode Island — 0.5%
Rhode Island State, Health & Educational Building, RB
4.000%, 05/15/16	1,000	1,057
4.000%, 05/15/17	1,650	1,773
3.000%, 05/15/15	1,300	1,327
Rhode Island State, Student Loan Authority, Ser A, AMT, RB
5.000%, 12/01/16	900	984

		5,141

South Carolina — 0.5%
South Carolina State, Housing Finance & Development Authority, Parker at Cone Project, RB, GNMA
Callable 11/01/14 @ 100
0.800%, 05/01/15	2,250	2,256
South Carolina State, Jobs-Economic Development Authority, Anmed Health Project, RB
5.000%, 02/01/15	1,000	1,029
South Carolina State, Jobs-Economic Development Authority, Waste Management Project, RB
2.875%, 02/01/15	2,000	2,027

		5,312

South Dakota — 0.1%
South Dakota State, Health & Educational Facilities Authority, Regional Health Project, RB
5.000%, 09/01/14	1,000	1,011

Tennessee — 0.5%
Cleveland, Health & Educational Facilities Board, North Cleveland Towers Project, AMT, RB
Callable 06/23/14 @ 100
0.700%, 03/01/16 (A)	3,000	3,000
Tennessee State, Energy Acquisition, Ser A, RB
5.000%, 09/01/14	505	510
5.000%, 09/01/15	1,510	1,584

		5,094

Texas — 7.4%
Austin, SAB
2.820%, 12/01/16 (C)	3,000	2,934
2.516%, 12/01/15 (C)	6,905	6,839

10	SEI Tax Exempt Trust / Quarterly Report / May 31, 2014

Schedule of Investments (Unaudited)

Short Duration Municipal Fund

May 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Brazos, River Authority, Houston Industries Project, Ser D, RB, NATL
4.900%, 10/01/15	$570	$600
Central Texas, Regional Mobility Authority, Ser B, RB
Callable 07/01/15 @ 100
3.000%, 01/01/45 (A)	500	501
Dallas-Fort Worth, International Airport, Ser D, RB
5.000%, 11/01/16	1,000	1,108
5.000%, 11/01/17	2,000	2,274
Deutsche Bank SPEARs/LIFERs Trust, Ser DB-1149, RB
Callable 08/15/23 @ 100
0.310%, 08/15/43 (A)	4,985	4,985
Dickinson, Independent School District, GO, PSF-GTD
1.500%, 08/01/37 (A)	2,400	2,429
Energy Acquisition Public Facility, RB
5.250%, 08/01/14	500	504
Gulf Coast, Waste Disposal Authority, Bayport Area System Project, RB, AGM
4.000%, 10/01/16	400	429
3.000%, 10/01/15	250	258
Houston, Utility System Revenue Authority, Ser A, RB
Callable 12/01/14 @ 100
0.610%, 05/15/34 (A)	1,100	1,101
Hunt Memorial Hospital District, RB, AGM
Callable 07/01/14 @ 100
0.240%, 08/15/17 (A)	1,000	1,000
Jefferson County, Industrial Development, Authority, Jefferson Refinery, RB
0.600%, 12/01/40 (A)	7,000	7,000
North East, Independent School District, Ser A, GO, PSF-GTD
1.000%, 08/01/43 (A)	2,000	2,002
Port Arthur, Navigation District, Motiva Enterprises Project, RB
Callable 06/02/14 @ 100
0.220%, 11/01/40 (A)	5,710	5,710
Port Arthur, Navigation District, Motiva Enterprises Project, Ser B, RB
Callable 06/02/14 @ 100
0.220%, 12/01/39 (A)	1,900	1,900
0.220%, 04/01/40 (A)	4,100	4,100
Port Arthur, Navigation District, Motiva Enterprises Project, Ser C, RB
Callable 06/02/14 @ 100
0.220%, 12/01/39 (A)	5,500	5,500
San Antonio, Public Service Board, RB
2.000%, 12/01/27 (A)	7,500	7,738

Description	Face Amount ($ Thousands)	Value ($ Thousands)

San Antonio, Water System Revenue, RB
0.740%, 05/01/43 (A)	$3,000	$2,999
Sienna Plantation Levee Improvement District, GO
3.000%, 09/01/16	500	526
Starr County, AMBAC
Callable 08/15/14 @ 100
4.000%, 08/15/17	500	503
Tarrant County, Cultural Education Facilities Finance, Hendrick Medical Center Project, RB
4.000%, 09/01/16	440	468
3.000%, 09/01/14	375	377
3.000%, 09/01/15	500	516
Tarrant County, Cultural Education Facilities Finance, Ser 2973, RB
Callable 11/15/18 @ 100
0.260%, 11/15/29 (A)	7,000	7,000
Texas State, Municipal Gas Acquisition & Supply I, Senior Lien, RB
5.000%, 12/15/16	1,755	1,887
Texas State, Municipal Gas Acquisition & Supply II, RB
0.530%, 09/15/17 (A)	690	689
Texas State, Public Finance Authority, Revenue Refunding Assessment Unemployment, RB
4.000%, 07/01/17	3,000	3,269
Texas State, San Antonio Energy Acquisition, RB
5.250%, 08/01/15	1,000	1,043
Texas State, Transportation Commission, Ser B, RB
Callable 02/15/15 @ 100
1.250%, 08/15/42 (A)	2,000	2,008
Trinity, Higher Educational Facilities Authority, St. Thomas University Project, RB
3.000%, 10/01/17	580	593
2.000%, 10/01/15	355	355
2.000%, 10/01/16	575	575

		81,720

Utah — 1.7%
Utah Transit Authority, Sub-Ser A, RB
Callable 12/15/16 @ 100
1.350%, 06/15/17	17,300	17,490
Utah Transit Authority, Sub-Ser B, RB
Callable 12/15/17 @ 100
1.600%, 06/15/18	1,500	1,518

		19,008

Virgin Islands — 0.3%
Virgin Islands, Public Finance Authority, Ser B, RB
3.000%, 10/01/15	3,000	3,083

11	SEI Tax Exempt Trust / Quarterly Report / May 31, 2014

Schedule of Investments (Unaudited)

Short Duration Municipal Fund

May 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Virginia — 2.0%
Caroline County, Industrial Development Authority, RB
Callable 07/03/14 @ 100
4.000%, 08/01/16	$1,820	$1,867
Fredericksburg, Economic Development Authority, Mary Washington Health Care Project, RB
1.960%, 08/01/38 (A)	2,000	2,001
Henrico County, Economic Development Authority, Bon Secours Health Systems Project, RB
4.000%, 11/01/16	1,250	1,345
Virginia State, Small Business Financing Authority, Hampton Roads Project, RB
Pre-Refunded @ 102
9.000%, 07/01/14 (E)	17,000	17,445

		22,658

Washington — 1.0%
Energy Northwest, Wind Project, RB
5.000%, 07/01/16	750	816
5.000%, 07/01/17	750	839
Port of Seattle, AMT, RB
4.000%, 06/01/16	500	530
Washington State, Economic Development Finance Authority, Waste Management Project, RB
2.000%, 06/01/20 (A)	7,500	7,532
Washington State, Health Care Facilities Authority, Peace Health Project, Ser A, RB
5.000%, 11/15/16	200	221
5.000%, 11/15/17	500	567
5.000%, 11/15/18	655	756

		11,261

Wisconsin — 0.5%
Wisconsin State, Health & Educational Facilities Authority, Aurora Health Care Project, Ser A, RB
4.000%, 07/15/15	460	475
Wisconsin State, Health & Educational Facilities Authority, Gunderson Lutheran Project, Ser A, RB
5.000%, 10/15/14	1,250	1,272
Wisconsin State, Health & Educational Facilities Authority, Hospital Sisters Services Project, RB
4.000%, 08/15/14	1,250	1,259
4.000%, 08/15/15	1,200	1,249

Description	Face Amount ($ Thousands) /Shares	Value ($ Thousands)

Wisconsin State, Health & Educational Facilities Authority, Howard Young Health Care Project, RB
4.000%, 08/15/14	$875	$879
4.000%, 08/15/15	600	616

		5,750

Total Municipal Bonds (Cost $1,098,641) ($ Thousands)		1,101,509

CASH EQUIVALENT — 0.6%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A 0.020% †(F)	6,546,925	6,547

Total Cash Equivalent (Cost $6,547) ($ Thousands)		6,547

Total Investments — 100.5% (Cost $1,105,234) ($ Thousands) ††		$1,108,056

Percentages are based on Net Assets of $1,102,279 ($ Thousands).

†	Investment in Affiliated Security.

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on May 31, 2014. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(B)	Security is escrowed to maturity.

(C)	Zero coupon security. The rate shown on the Schedule of Investments represents the security’s effective yield at the time of purchase.

(D)	Securities are held in connection with a letter of credit issued by a major bank.

(E)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(F)	Rate shown is the 7-day effective yield as of May 31, 2014.

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax (subject to)

BAN — Bond Anticipation Note

Cl — Class

COP — Certificate of Participation

FHA — Federal Housing Administration

FSA — Financial Security Assistance

GNMA — Government National Mortgage Association

GO — General Obligation

LLC — Limited Liability Company

NATL — National Public Finance Guarantee Corporation

PSF-GTD — Texas Public School Fund Guarantee

RAN — Revenue Anticipation Note

RB — Revenue Bond

SAB — Special Assessment Bond

Ser — Series

TA — Tax Allocation

TRAN — Tax and Revenue Anticipation Note

††	At May 31, 2014, the tax basis cost of the Fund’s investments was $1,105,234 ($ Thousands), and the unrealized appreciation and depreciation were $3,397 ($ Thousands) and $(575) ($ Thousands), respectively.

The following is a list of the level of inputs used as of May 31, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$1,101,509	$—	$1,101,509
Cash Equivalent	6,547	—	—	6,547

Total Investments in Securities	$6,547	$1,101,509	$—	$1,108,056

12	SEI Tax Exempt Trust / Quarterly Report / May 31, 2014

Schedule of Investments (Unaudited)

Short Duration Municipal Fund

May 31, 2014

Amounts designated as “—” are $0.

During the period ended May 31, 2014 there were no transfers between levels.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

13	SEI Tax Exempt Trust / Quarterly Report / May 31, 2014

Schedule of Investments (Unaudited)

California Municipal Bond Fund

May 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS — 98.3%

California — 98.3%
ABAG, Finance Authority for Nonprofit, Casa de las Campanas Project, RB
Callable 09/01/20 @ 100
5.250%, 09/01/24	$3,060	$3,381
Alameda Corridor, Transportation Authority, Ser A, RB
5.000%, 10/01/22	1,430	1,717
5.000%, 10/01/23	2,160	2,591
California State, Communities Development Authority, Health Facilities-Adventist Health Project, Ser A, RB
5.000%, 03/01/15	1,385	1,433
California State, Communities Development Authority, Kaiser Permanente Project, Ser A, RB
5.000%, 04/01/19	3,000	3,521
California State, Communities Development Authority, Ser A, RB, AGM
5.000%, 10/01/21	500	587
5.000%, 10/01/22	500	587
5.000%, 10/01/23	500	587
California State, Department of Water Resources, Ser H, RB
Callable 05/01/18 @ 100
5.000%, 05/01/22	3,000	3,481
California State, Department of Water Resources, Ser L, RB
5.000%, 05/01/16	1,000	1,089
5.000%, 05/01/19	2,000	2,368
California State, Eastern Municipal Water & Sewer District, Ser A, RB
5.000%, 07/01/18	700	809
California State, Economic Recovery, Ser A, GO
5.000%, 07/01/16	2,775	3,040
5.000%, 07/01/18	1,175	1,369
California State, Educational Facilities Authority, Occidental College Project, Ser A, RB
4.000%, 10/01/20	505	571
4.000%, 10/01/21	500	564
California State, Educational Facilities Authority, Pepperdine University Project, RB
Callable 09/01/22 @ 100
5.000%, 09/01/25	785	937
California State, Educational Facilities Authority, Pepperdine University Project, RB
5.000%, 09/01/20	225	271
5.000%, 09/01/21	325	396
5.000%, 09/01/22	800	982

Description	Face Amount ($ Thousands)	Value ($ Thousands)

California State, Educational Facilities Authority, Santa Clara University Project, RB, AMBAC
5.250%, 09/01/19	$1,250	$1,487
California State, GO
5.250%, 02/01/18	2,000	2,314
California State, GO
Callable 11/01/20 @ 100
5.000%, 11/01/24	1,650	1,922
California State, GO
Callable 12/01/23 @ 100
5.000%, 12/01/24	5,000	6,022
California State, GO
Callable 03/01/16 @ 100
5.000%, 03/01/20	5,000	5,391
California State, GO
Callable 09/01/21 @ 100
5.250%, 09/01/23	5,000	6,083
California State, Health Facilities Financing Authority, Adventist Health System Project, Ser A, RB
5.000%, 03/01/22	1,200	1,413
California State, Health Facilities Financing Authority, Chinese Hospital Association Project, RB
Callable 06/01/22 @ 100
5.000%, 06/01/25	400	451
5.000%, 06/01/26	350	391
California State, Health Facilities Financing Authority, Episcopal Home Project, Ser B, RB
5.100%, 02/01/19 (A)	875	946
California State, Health Facilities Financing Authority, Ser A, RB
Callable 11/15/22 @ 100
5.000%, 11/15/24	1,000	1,169
California State, Health Facilities Financing Authority, Sutter Health Project, Ser A, RB
Callable 08/15/18 @ 100
5.250%, 08/15/22	3,600	4,081
California State, Municipal Finance Authority, Pilgrim Place Claremont Project, Ser A, RB
Callable 05/15/19 @ 100
5.500%, 05/15/21	1,295	1,423
California State, Municipal Finance Authority, Pilgrim Place Claremont Project, Ser A, RB
5.000%, 05/15/19	1,425	1,577
California State, Public Works Board, Department of General Services Project, Ser A, RB, AGM
Callable 04/01/16 @ 100
5.000%, 04/01/17	1,560	1,677
California State, Public Works Board, Ser A, RB
Callable 09/01/24 @ 100
5.000%, 09/01/25	3,600	4,294

1	SEI Tax Exempt Trust / Quarterly Report / May 31, 2014

Schedule of Investments (Unaudited)

California Municipal Bond Fund

May 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

California State, Public Works Board, Ser B, RB
5.000%, 10/01/20	$1,000	$1,191
California State, University Systemwide Project, Ser A, RB
Callable 05/01/19 @ 100
5.250%, 11/01/21	2,000	2,348
California State, University Systemwide Project, Ser A, RB
5.000%, 11/01/17	2,000	2,298
California State, University Systemwide Project, Ser A, RB, AGM
5.000%, 11/01/16	1,235	1,375
California State, Various Purposes, GO
Callable 10/01/19 @ 100
5.250%, 10/01/22	5,000	6,044
California State, Various Purposes, GO
Callable 03/01/20 @ 100
5.000%, 03/01/22	1,000	1,168
California State, Various Purposes, GO
Callable 09/01/22 @ 100
5.000%, 09/01/25	5,400	6,325
California State, Various Purposes, GO
5.250%, 10/01/22	3,000	3,687
5.000%, 03/01/15	3,000	3,108
Contra Costa, Transportation Authority, Ser B, RB
Callable 03/01/20 @ 100
5.000%, 03/01/22	1,750	2,086
5.000%, 03/01/23	1,265	1,499
Contra Costa, Water District, Ser R, RB
5.000%, 10/01/18	500	585
Contra Costa, Water District, Ser T, RB
5.000%, 10/01/24	3,325	4,142
Cupertino, Union School District, Ser B, GO
4.000%, 08/01/23	845	974
East Bay Municipal Utility District Water System Revenue, Ser B, RB
5.000%, 06/01/22	1,500	1,847
East Bay, Municipal Utility District, Ser B, RB
4.000%, 06/01/21	3,000	3,470
El Dorado, Irrigation District, Ser A, RB, AGM
5.000%, 03/01/19	500	582
Golden West Schools, Financing Authority, Placentia-Yorba Linda University Project, RB, AMBAC
5.500%, 08/01/21	1,500	1,791

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Imperial, Irrigation District & Electric Authority, RB
5.000%, 11/01/15	$1,000	$1,065
Imperial, Irrigation District & Electric Authority, Ser A, RB
5.000%, 11/01/19	1,020	1,184
Kern, High School District, GO
Callable 08/01/23 @ 100
5.000%, 08/01/24	2,000	2,405
Kern, High School District, GO
Callable 08/01/22 @ 100
5.000%, 08/01/26	1,000	1,156
Long Beach, Bond Finance Authority, Aquarium Pacific Project, RB
Callable 11/01/21 @ 100
5.000%, 11/01/26	1,000	1,112
Long Beach, Community College District, Ser B, GO
Callable 08/01/22 @ 100
5.000%, 08/01/25	2,000	2,373
Long Beach, Harbor Revenue Authority, Ser B, RB
5.000%, 05/15/20	2,000	2,399
Long Beach, Unified School District, Election 2008, Ser A, GO
Callable 08/01/19 @ 100
5.250%, 08/01/21	2,000	2,364
Los Angeles County, Metropolitan Transportation Authority, RB
5.000%, 07/01/20	4,500	5,458
Los Angeles County, Metropolitan Transportation Authority, Ser D, RB
5.000%, 07/01/18	1,500	1,743
Los Angeles, Community College District, Election 2001, Ser A, GO, AGM
Callable 08/01/15 @ 100
5.000%, 08/01/20	1,500	1,582
Los Angeles, Department of Airports, Los Angeles International Airport Project, Ser C, RB
5.000%, 05/15/17	1,200	1,349
Los Angeles, Department of Airports, AMT, RB
Callable 05/15/22 @ 100
5.000%, 05/15/24	1,425	1,658
Los Angeles, Department of Water & Power, Power System Project, Ser B, RB
5.000%, 07/01/20	2,200	2,660
Los Angeles, Department of Water & Power, Ser B, RB
5.000%, 07/01/22	250	308

2	SEI Tax Exempt Trust / Quarterly Report / May 31, 2014

Schedule of Investments (Unaudited)

California Municipal Bond Fund

May 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Los Angeles, Department of Water & Power, Ser C, RB
Callable 07/01/22 @ 100
5.000%, 07/01/23	$750	$914
Los Angeles, Wastewater System Revenue, Senior Lien, Ser B, RB
Callable 06/01/22 @ 100
5.000%, 06/01/24	2,500	2,974
Manteca, Water Revenue Authority, RB
Callable 07/01/22 @ 100
5.000%, 07/01/24	1,500	1,734
Newport Beach, Hoag Memorial Hospital Project, RB
Pre-Refunded @ 100
6.000%, 12/01/21 (B)	3,000	3,879
North Orange County, Community College District, GO, NATL
Pre-Refunded @ 100
5.000%, 08/01/15 (B)	1,770	1,869
Orange County, Transportation Authority, Express Lanes Project, RB
5.000%, 08/15/18	300	344
Palo Alto, Unified School District, GO, AGM
Callable 08/01/15 @ 100
5.000%, 08/01/16	1,195	1,261
Sacramento, Unified School District, GO
5.000%, 07/01/21	1,125	1,348
San Diego County, Regional Airport Authority, Ser B, AMT, RB
5.000%, 07/01/23	3,465	4,090
San Diego County, Regional Transportation Commission, Ser A, RB
5.000%, 04/01/22	1,500	1,837
San Diego County, Regional Transportation Commission, Ser A, RB
Callable 04/01/22 @ 100
5.000%, 04/01/24	2,000	2,402
San Diego County, Water Authority, Ser A, RB
Callable 05/01/21 @ 100
5.000%, 05/01/23	5,000	5,960
San Diego County, Water Authority, Ser A, RB
5.000%, 05/01/21	1,395	1,704
San Diego, Community College District, GO
5.000%, 08/01/20	1,625	1,958
San Diego, Public Facilities Financing Authority, Ser B, RB
Callable 05/15/19 @ 100
5.000%, 05/15/22	3,660	4,316
5.000%, 05/15/24	1,000	1,168

Description	Face Amount ($ Thousands)	Value ($ Thousands)

San Francisco Bay Area, Toll Authority, RB
Callable 04/01/22 @ 100
5.000%, 04/01/25	$2,000	$2,383
5.000%, 04/01/26	1,425	1,682
San Francisco Bay Area, Toll Authority, Ser F, RB
Pre-Refunded @ 100
5.000%, 04/01/17 (B)	2,000	2,250
San Francisco Bay Area, Water Supply & Conservation Agency, Ser A, RB
5.000%, 10/01/22	2,000	2,456
San Francisco City & County, Public Utilities Commission, Ser A, RB
Callable 05/01/20 @ 100
5.000%, 11/01/20	1,075	1,283
San Francisco City & County, Public Utilities Commission, Ser B, RB
Callable 10/01/22 @ 100
5.000%, 10/01/26	2,000	2,354
San Francisco City & County, Public Utilities Commission, Ser D, RB
Callable 11/01/21 @ 100
5.000%, 11/01/22	1,000	1,216
San Francisco City & County, Ser A, COP
5.000%, 10/01/18	2,000	2,328
San Francisco City & County, Ser R1, GO
5.000%, 06/15/18	810	945
Santa Clara County, Fremont Union High School District, GO, NATL
Callable 09/01/15 @ 100
5.000%, 09/01/20	2,000	2,121
Santa Clara County, Ser B, GO
5.000%, 08/01/22	1,785	2,212
Santa Clara Valley, Transportation Authority, Ser A, RB
Callable 06/01/21 @ 100
5.000%, 06/01/23	1,000	1,188
Santa Monica-Malibu, Unified School District, GO
Callable 08/01/23 @ 100
5.000%, 08/01/24	1,055	1,275
Sonoma County, Junior College District, GO
5.000%, 08/01/21	2,100	2,551
Sonoma-Marin, Area Rail Transit District, Ser A, RB
Callable 03/01/22 @ 100
5.000%, 03/01/23	725	867
Sonoma-Marin, Area Rail Transit District, Ser A, RB
5.000%, 03/01/20	750	897

3	SEI Tax Exempt Trust / Quarterly Report / May 31, 2014

Schedule of Investments (Unaudited)

California Municipal Bond Fund

May 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

South Orange County, Public Financing Authority, Senior Lien, Special Tax, Ser A
Callable 08/15/21 @ 102
5.000%, 08/15/23	$725	$821
5.000%, 08/15/24	1,000	1,120
South San Francisco, Unified School District, RB, NATL
5.000%, 09/15/17	1,070	1,218
Southern California, Metropolitan Water District, Ser B, RB
5.000%, 07/01/19	1,000	1,190
Southern California, Metropolitan Water District, Ser B3, RB, NATL
Pre-Refunded @ 100
5.000%, 10/01/14 (B)	4,160	4,226
Southern California, Metropolitan Water District, Ser C, RB
5.000%, 07/01/21	2,245	2,744
Turlock, Public Financing Authority, RB
Callable 05/01/18 @ 100
4.000%, 05/01/23	2,105	2,213
University of California, Regents Medical Center Project, Ser A, RB, NATL
Callable 05/15/15 @ 101
5.000%, 05/15/16	1,000	1,055
University of California, Ser AM, RB
Callable 05/15/24 @ 100
5.000%, 05/15/25	1,000	1,235
University of California, Ser E, RB
5.000%, 05/15/18	3,000	3,475
University of California, Ser K, RB, NATL
Callable 05/15/15 @ 101
5.000%, 05/15/20	5,790	6,096
Upland, Community Redevelopment Agency, TA, AGM
4.000%, 09/01/18	1,000	1,111
Ventura County, Community College District, GO
5.000%, 08/01/16	500	550
Whittier, Union High School District, GO, NATL
Callable 08/01/15 @ 100
5.000%, 08/01/20	1,485	1,564

Total Municipal Bonds (Cost $227,195) ($ Thousands)		238,642

Description	Shares	Value ($ Thousands)

CASH EQUIVALENT — 3.3%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A 0.020% †(C)	8,124,706	$8,125

Total Cash Equivalent (Cost $8,125) ($ Thousands)		8,125

Total Investments — 101.6% (Cost $235,320) ($ Thousands)††		$246,767

Percentages are based on Net Assets of $242,651 ($ Thousands).

†	Investment in Affiliated Security.

(A)	Security is escrowed to maturity.

(B)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(C)	Rate shown is the 7-day effective yield as of May 31, 2014.

AMT — Alternative Minimum Tax (subject to)

ABAG — Association of Bay Area Governments

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

CL — Class

COP — Certificate of Participation

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

RB — Revenue Bond

Ser — Series

TA — Tax Allocation

††	At May 31, 2014, the tax basis cost of the Fund’s investments was $235,312 ($ Thousands), and the unrealized appreciation and depreciation were $11,885 ($ Thousands) and $(430) ($ Thousands) respectively.

The following is a list of the level of inputs used as of May 31, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$238,642	$—	$238,642
Cash Equivalent	8,125	—	—	8,125

Total Investments in Securities	$8,125	$238,642	$—	$246,767

Amounts designated as “—” are $0.

During the period ended May 31, 2014, there were no transfers between levels.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

4	SEI Tax Exempt Trust / Quarterly Report / May 31, 2014

Schedule of Investments (Unaudited)

Massachusetts Municipal Bond Fund

May 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS — 98.4%

Guam — 0.6%
Territory of Guam, Business Privilege Tax, Ser A, RB
5.000%, 01/01/18	$250	$284

Massachusetts — 97.8%
Belmont, Municipal Purpose Loan, GO
5.000%, 04/15/24	1,000	1,243
Beverly, Municipal Purpose Loan, GO
Callable 01/15/20 @ 100
5.000%, 01/15/22	500	576
Boston, Ser A, GO
Callable 03/01/24 @ 100
5.000%, 03/01/25	500	620
Boston, Ser A, GO
5.000%, 03/01/23	1,000	1,237
Cambridge, GO
5.000%, 01/01/20	300	358
5.000%, 02/15/21	500	608
Massachusetts Bay, Transportation Authority, General Transportation System Project, Ser A, RB, NATL
7.000%, 03/01/21	385	467
Massachusetts Bay, Transportation Authority, RB
5.875%, 03/01/15	60	62
Massachusetts Bay, Transportation Authority, Ser A, RB
5.250%, 07/01/30	500	629
5.000%, 07/01/22	500	611
Massachusetts Bay, Transportation Authority, Ser B, RB
5.250%, 07/01/21	1,000	1,228
Massachusetts Bay, Transportation Authority, Ser C, RB
5.500%, 07/01/18	485	574
5.250%, 07/01/21	800	983
5.500%, 07/01/24	750	961
Massachusetts Bay, Transportation Authority, Ser D, RB
5.000%, 07/01/17 (A)	200	227
Massachusetts State, Clean Energy Cooperative, Municipal Lighting Plant Cooperative, RB
5.000%, 07/01/23	500	595
Massachusetts State, College Building Authority, Ser A, RB
5.000%, 05/01/22	1,000	1,210
Massachusetts State, College Building Authority, Ser B, RB
Callable 05/01/20 @ 100
5.000%, 05/01/22	540	636

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Massachusetts State, Development Finance Agency, Babson College Project, Ser A, RB, NATL
5.000%, 10/01/17	$500	$553
Massachusetts State, Development Finance Agency, Boston College Project, Ser P, RB
Callable 07/01/17 @ 100
5.000%, 07/01/19	250	279
Massachusetts State, Development Finance Agency, Boston College Project, Ser R1, RB
5.000%, 07/01/17	485	545
Massachusetts State, Development Finance Agency, Boston College Project, Ser S, RB
Callable 07/01/23 @ 100
5.000%, 07/01/24	1,000	1,204
Massachusetts State, Development Finance Agency, Brandeis University Project, Ser O1, RB
Callable 10/01/19 @ 100
5.000%, 10/01/22	500	570
Massachusetts State, Development Finance Agency, College Holy Cross Project, Ser B, RB, AMBAC
Callable 09/01/17 @ 100
5.000%, 09/01/18	250	282
Massachusetts State, Development Finance Agency, Massachusetts College of Pharmacy Allied Health Project, RB
4.000%, 07/01/18	150	166
Massachusetts State, Development Finance Agency, Partners Health Care Systems Project, Ser L, RB
5.000%, 07/01/20	500	593
Massachusetts State, Development Finance Agency, Phillips Academy Project, RB
5.000%, 09/01/18 (A)	250	293
Massachusetts State, Development Finance Agency, Tufts Medical Center Project, Ser I, RB
5.000%, 01/01/19	300	337
Massachusetts State, Development Finance Agency, Whitehead Institute for Biomedical Research Project, RB
5.000%, 06/01/18	500	578
Massachusetts State, Educational Financing Authority, Ser A, RB
5.500%, 01/01/17	500	551
Massachusetts State, Educational Financing Authority, Ser J, AMT, RB
5.000%, 07/01/20	500	567
Massachusetts State, Educational Financing Authority, AMT, RB
5.000%, 01/01/21	500	564

1	SEI Tax Exempt Trust / Quarterly Report / May 31, 2014

Schedule of Investments (Unaudited)

Massachusetts Municipal Bond Fund

May 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Massachusetts State, Educational Financing Authority, Ser K, AMT, RB
5.000%, 07/01/22	$500	$564
Massachusetts State, Federal Highway Project, RB
Callable 06/15/22 @ 100
5.000%, 06/15/23	1,000	1,207
Massachusetts State, Health & Educational Facilities Authority, Eye & Ear Infirmary Project, Ser C, RB
5.000%, 07/01/18	500	547
Massachusetts State, Health & Educational Facilities Authority, Harvard University Project, Ser A, RB
Callable 11/15/18 @ 100
5.250%, 11/15/21	500	596
Massachusetts State, Health & Educational Facilities Authority, Harvard University Project, Ser A, RB
Callable 12/15/19 @ 100
5.000%, 12/15/24	500	588
Massachusetts State, Health & Educational Facilities Authority, Harvard University Project, Ser N, RB
6.250%, 04/01/20	500	635
Massachusetts State, Health & Educational Facilities Authority, Lahey Clinic Medical Center Project, Ser C, RB, NATL
5.000%, 08/15/15	1,070	1,129
Massachusetts State, Health & Educational Facilities Authority, Massachusetts Institute of Technology Project, Ser K, RB
5.500%, 07/01/22	250	317
Massachusetts State, Health & Educational Facilities Authority, Massachusetts Institute of Technology Project, Ser M, RB
5.250%, 07/01/29	500	648
Massachusetts State, Health & Educational Facilities Authority, Northeastern University Project, Ser A, RB
5.000%, 10/01/17	500	562
Massachusetts State, Health & Educational Facilities Authority, Partners Health Care System Project, Ser G, RB
Callable 07/01/17 @ 100
5.000%, 07/01/18	200	225
Massachusetts State, Health & Educational Facilities Authority, Partners Health Care Project, Ser J2, RB
5.000%, 07/01/19	250	295

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Massachusetts State, Health & Educational Facilities Authority, Suffolk University Project, Ser A, RB
Callable 07/01/19 @ 100
6.000%, 07/01/24	$500	$581
Massachusetts State, Port Authority, Bosfuel Project, AMT, RB, NATL
5.000%, 07/01/16	750	815
Massachusetts State, Port Authority, Ser B, RB
Callable 07/01/20 @ 100
5.000%, 07/01/21	500	595
Massachusetts State, Port Authority, Ser B, RB
5.000%, 07/01/21	300	360
Massachusetts State, School Building Authority, School Building Project, Ser A, RB, AMBAC
5.000%, 08/15/17	500	569
Massachusetts State, School Building Authority, Ser A, RB
5.000%, 05/15/17	250	282
5.000%, 08/15/21	1,000	1,209
5.000%, 05/15/23	1,000	1,223
Massachusetts State, School Building Authority, Ser A, RB
Callable 08/15/22 @ 100
5.000%, 08/15/23	1,000	1,206
Massachusetts State, School Building Authority, Ser B, RB
5.000%, 08/15/19	500	595
Massachusetts State, School Building Authority, Ser B, RB
5.000%, 10/15/21	210	255
Massachusetts State, Ser A, GO, AGM
5.250%, 08/01/20	500	607
Massachusetts State, Ser B, GO
5.250%, 08/01/22	500	619
5.250%, 08/01/23	250	312
5.000%, 08/01/23	500	614
Massachusetts State, Ser B, GO, AGM
5.250%, 09/01/21	500	614
Massachusetts State, Ser B, GO, NATL
5.250%, 08/01/22	1,000	1,238
Massachusetts State, Ser C, GO, NATL
5.500%, 12/01/20	750	924
Massachusetts State, Ser D, GO
5.500%, 10/01/16	200	224
5.500%, 11/01/19	1,150	1,394
Massachusetts State, Water Pollution Abatement Trust, MWRA Program, Ser A, RB
6.000%, 08/01/19	500	619

2	SEI Tax Exempt Trust / Quarterly Report / May 31, 2014

Schedule of Investments (Unaudited)

Massachusetts Municipal Bond Fund

May 31, 2014

Description	Face Amount ($ Thousands) /Shares	Value ($ Thousands)

Massachusetts State, Water Pollution Abatement Trust, Pool Program, Ser A, RB
5.250%, 08/01/19	$450	$540
Massachusetts State, Water Pollution Abatement Trust, State Revolving Fund, Ser 14, RB
5.000%, 08/01/19	1,000	1,188
Massachusetts State, Water Resources Authority, Ser B, RB, AGM
5.250%, 08/01/23	500	625
Massachusetts State, Water Resources Authority, Ser J, RB, AGM
5.250%, 08/01/18	500	588
Massachusetts State, Water Pollution Abatement Trust
5.000%, 08/01/21	1,000	1,218
Metropolitan Boston, Transit Parking Authority, RB
Callable 07/01/21 @ 100
5.000%, 07/01/22	500	587
University of Massachusetts, Building Authority, Ser 1, RB
5.000%, 11/01/20	500	601

		47,422

Puerto Rico — 0.0%
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser Y, RB, NATL
6.250%, 07/01/14	5	5

Total Municipal Bonds (Cost $44,901) ($ Thousands)		47,711

CASH EQUIVALENT — 3.4%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A 0.020% †(B)	1,671,331	1,671

Total Cash Equivalent (Cost $1,671) ($ Thousands)		1,671

Total Investments — 101.8% (Cost $46,572) ($ Thousands)††		$49,382

Percentages are based on Net Assets of $48,472 ($ Thousands).

†	Investment in Affiliated Security.

(A)	Security is escrowed to maturity.

(B)	Rate shown is the 7-day effective yield as of May 31, 2014.

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax (subject to)

Cl — Class

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

RB — Revenue Bond

Ser — Series

††	At May 31, 2014, the tax basis cost of the Fund’s investments was $46,572 ($ Thousands), and the unrealized appreciation and depreciation were $2,884 ($ Thousands) and $(74) ($ Thousands) respectively.

The following is a list of the level of inputs used as of May 31, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$47,711	$—	$47,711
Cash Equivalent	1,671	—	—	1,671

Total Investments in Securities	$1,671	$47,711	$—	$49,382

Amounts designated as “—” are $0.

During the period ended May 31, 2014, there were no transfers between levels.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

3	SEI Tax Exempt Trust / Quarterly Report / May 31, 2014

Schedule of Investments (Unaudited)

New Jersey Municipal Bond Fund

May 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS — 98.4%

New Jersey — 90.9%
Bergen County, Improvement Authority, Ser B, RB
5.000%, 02/15/23	$1,085	$1,319
Bergen County, Ser C, GO
3.000%, 12/01/19	1,500	1,612
Brick Township, General Improvement Project, GO
4.000%, 08/15/19	1,230	1,385
Burlington County, Bridge Commission, Governmental Loan, RB
5.000%, 10/01/20	1,200	1,407
Camden County, Municipal Utilities Authority, County Agreement Project, Ser B, RB, NATL
5.000%, 07/15/15	1,750	1,844
Freehold, Regional High School District, GO, NATL
5.000%, 03/01/15	1,280	1,325
Garden State, Preservation Trust, Ser A, RB
5.000%, 11/01/18	1,985	2,320
4.000%, 11/01/21	2,500	2,839
Garden State, Preservation Trust, Ser C, RB, AGM
5.125%, 11/01/16	1,000	1,112
Gloucester County, Improvement Authority, Ser A, RB
5.000%, 07/15/23	1,000	1,192
4.000%, 09/01/18	460	506
Lacey, Municipal Utilities Authority, RB, AMBAC
Callable 12/01/17 @ 100
5.000%, 12/01/19	550	601
Matawan-Aberdeen, Regional School District, GO
Callable 09/15/21 @ 100
5.000%, 09/15/23	500	571
Monmouth County, Improvement Authority, Governmental Pooled Loans, RB
5.000%, 01/15/18	700	791
4.000%, 12/01/16	1,640	1,782
Monmouth County, Improvement Authority, Governmental Pooled Loans, Ser A, RB
5.000%, 08/01/22	1,065	1,284
Montgomery Township, Board of Education, GO
5.000%, 08/01/18	800	916
Morris County, Ser B, GO
4.000%, 11/15/19	1,240	1,406
4.000%, 11/15/20	485	552
New Jersey State, Economic Development Authority, RB
Callable 06/15/22 @ 100
5.000%, 06/15/24	685	768

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New Jersey State, Economic Development Authority, School Facilities Construction Project, Ser DD-1, RB
5.000%, 12/15/17	$1,000	$1,133
New Jersey State, Economic Development Authority, School Facilities Construction Project, Ser GG, RB
Callable 03/01/21 @ 100
5.250%, 09/01/26	2,000	2,270
New Jersey State, Economic Development Authority, School Facilities Construction Project, Ser K, RB, AMBAC
Callable @ 100
5.250%, 12/15/15 (B)	1,485	1,598
New Jersey State, Educational Facilities Authority, College of New Jersey Project, Ser D, RB, AGM
Callable 07/01/18 @ 100
5.000%, 07/01/23	3,195	3,659
New Jersey State, Educational Facilities Authority, Princeton University Project, Ser E, RB
5.000%, 07/01/15	2,500	2,630
New Jersey State, Educational Facilities Authority, Princeton University Project, Ser K, RB
5.250%, 07/01/18	700	820
New Jersey State, Educational Facilities Authority, Ramapo College Project, Ser I, RB, AMBAC
Callable 07/01/17 @ 100
5.000%, 07/01/18	1,620	1,770
New Jersey State, Educational Facilities Authority, RB
5.000%, 06/01/20	1,500	1,743
New Jersey State, Environmental Infrastructure Trust, RB
5.250%, 09/01/21	975	1,202
5.250%, 09/01/21 (A)	25	31
New Jersey State, Environmental Infrastructure Trust, Ser A, RB
5.250%, 09/01/21	1,000	1,233
5.000%, 09/01/20	1,220	1,469
New Jersey State, Environmental Infrastructure Trust, Ser AR, RB
4.000%, 09/01/24	1,000	1,152
New Jersey State, Environmental Infrastructure Trust, Ser B, RB
5.000%, 09/01/18	2,100	2,459
New Jersey State, GO
5.250%, 08/01/21	2,000	2,432
New Jersey State, Health Care Facilities Financing Authority, Atlanticare Regional Medical Center Project, RB
Callable 07/01/17 @ 100
5.000%, 07/01/21	2,000	2,156

1	SEI Tax Exempt Trust / Quarterly Report / May 31, 2014

Schedule of Investments (Unaudited)

New Jersey Municipal Bond Fund

May 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New Jersey State, Health Care Facilities Financing Authority, Barnabas Health Project, Ser A, RB
Callable 07/01/22 @ 100
5.000%, 07/01/25	$1,000	$1,122
New Jersey State, Health Care Facilities Financing Authority, Children’s Specialized Hospital Project, Ser A, RB
5.000%, 07/01/14	260	261
New Jersey State, Health Care Facilities Financing Authority, Kennedy Health Systems Project, RB
5.000%, 07/01/20	2,040	2,312
New Jersey State, Health Care Facilities Financing Authority, South Jersey Hospital Project, RB
Callable 07/01/16 @ 100
5.000%, 07/01/17	1,875	1,995
New Jersey State, Health Care Facilities Financing Authority, Virtua Health Project, RB
Callable 01/01/24 @ 100
5.000%, 07/01/26	1,000	1,151
New Jersey State, Higher Education Student Assistance Authority, Ser 1A-1, AMT, RB
5.000%, 12/01/21	1,000	1,140
New Jersey State, Institute of Technology, Ser A, RB
Callable 07/01/22 @ 100
5.000%, 07/01/25	500	583
5.000%, 07/01/26	400	463
5.000%, 07/01/27	500	575
New Jersey State, Ser A, COP
5.000%, 06/15/18	1,250	1,416
New Jersey State, Ser Q, GO
5.000%, 08/15/20	1,295	1,540
New Jersey State, Transportation Trust Fund Authority, Transportation Systems Project, Ser A, RB
5.500%, 12/15/21	2,500	3,023
New Jersey State, Transportation Trust Fund Authority, Transportation Systems Project, Ser A, RB, AGM
5.500%, 12/15/16	3,000	3,369
New Jersey State, Transportation Trust Fund Authority, Transportation Systems Project, Ser A, RB, NATL
5.250%, 12/15/21	1,600	1,908
5.250%, 12/15/21 (A)	15	19
New Jersey State, Transportation Trust Fund Authority, Transportation Systems Project, Ser D, RB, AMBAC
Pre-Refunded @ 100
5.000%, 06/15/15 (B)	1,115	1,170

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New Jersey State, Turnpike Authority, Ser H, RB
Callable 01/01/19 @ 100
5.000%, 01/01/20	$1,000	$1,147
North Hudson, Sewerage Authority, Ser A, RB
Callable 06/01/22 @ 100
5.000%, 06/01/24	1,000	1,144
Ocean County, GO
4.000%, 08/01/19	710	795
Passaic County, GO
3.000%, 08/15/16	1,000	1,049
Rutgers University, Ser F, RB
Callable 05/01/19 @ 100
5.000%, 05/01/21	1,040	1,196
5.000%, 05/01/22	1,000	1,138
Salem County, Pollution Control Financing Authority, Chambers Project, Ser A, AMT, RB
5.000%, 12/01/23	1,000	1,106
South Jersey, Transportation Authority, Ser A1, RB
4.000%, 11/01/17	1,000	1,082
West Windsor Plainsboro, Regional School District, GO, AGM
5.000%, 09/15/16	1,075	1,179
5.000%, 09/15/17	635	715

		85,887

New York — 4.8%
New York & New Jersey, Port Authority, Ser 148th, RB, AGM
Callable 08/15/17 @ 100
5.000%, 08/15/19	3,000	3,367
New York & New Jersey, Port Authority, Ser 179, RB
5.000%, 12/01/23	1,000	1,219

		4,586

Pennsylvania — 2.7%
Delaware River, Joint Toll Bridge Commission, Ser A, RB, NATL
5.500%, 07/01/18	1,500	1,726
5.000%, 07/01/16	730	791

		2,517

Total Municipal Bonds (Cost $89,111) ($ Thousands)		92,990

2	SEI Tax Exempt Trust / Quarterly Report / May 31, 2014

Schedule of Investments (Unaudited)

New Jersey Municipal Bond Fund

May 31, 2014

Description	Shares	Value ($ Thousands)

CASH EQUIVALENT — 2.7%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A 0.020% †(C)	2,521,833	$2,522

Total Cash Equivalent (Cost $2,522) ($ Thousands)		2,522

Total Investments — 101.1% (Cost $91,633) ($ Thousands)††		$95,512

Percentages are based on Net Assets of $94,516 ($ Thousands).

†	Investment in Affiliated Security.

(A)	Security is escrowed to maturity.

(B)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(C)	Rate shown is the 7-day effective yield as of May 31, 2014.

AGM — Assured Guaranty Municipal

AMT — Alternative Minimum Tax (subject to)

AMBAC — American Municipal Bond Assurance Corporation

Cl — Class

COP — Certificate of Participation

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

RB — Revenue Bond

Ser — Series

††	At May 31, 2014, the tax basis cost of the Fund’s investments was $91,633 ($ Thousands), and the unrealized appreciation and depreciation were $4,020 ($ Thousands) and $(141) ($ Thousands) respectively.

The following is a list of the level of inputs used as of May 31, 2014, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$92,990	$—	$92,990
Cash Equivalent	2,522	—	—	2,522

Total Investments in Securities	$2,522	$92,990	$—	$95,512

Amounts designated as “—” are $0.

During the period ended May 31, 2014, there were no transfers between levels.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

3	SEI Tax Exempt Trust / Quarterly Report / May 31, 2014

Schedule of Investments (Unaudited)

New York Municipal Bond Fund

May 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS — 98.3%

Guam — 0.9%
Territory of Guam, Business Privilege Tax, Ser A, RB
5.000%, 01/01/18	$730	$830
Territory of Guam, Section 30, Ser A, RB
Callable 12/01/19 @ 100
5.375%, 12/01/24	500	542

		1,372

New York — 97.0%
Albany, Municipal Water Finance Authority, Ser A, RB
5.000%, 12/01/21	585	696
Babylon, Industrial Development Agency, Covanta Babylon Project, Ser A, RB
5.000%, 01/01/17	1,000	1,099
Buffalo & Fort Erie, Public Bridge Authority, RB
5.000%, 01/01/23	650	777
Erie County, Fiscal Stability Authority, Sales Tax & State Aid Secured, Ser A, RB
5.000%, 05/15/17	850	952
Erie County, Water Authority, RB
5.000%, 12/01/16	1,000	1,110
Hempstead, Local Development Authority, Molloy College Project, RB
Callable 07/01/19 @ 100
5.250%, 07/01/23	1,500	1,664
Long Island, Power Authority, Ser E, RB, NATL
Callable 12/01/16 @ 100
5.000%, 12/01/17	500	553
5.000%, 12/01/18	1,000	1,095
Metropolitan New York, Transportation Authority, Ser A, RB
5.000%, 11/15/21	1,600	1,927
Metropolitan New York, Transportation Authority, Ser A, RB, NATL
Callable 11/15/17 @ 100
5.000%, 11/15/18	1,000	1,129
Metropolitan New York, Transportation Authority, Ser A, RB, NATL
5.500%, 11/15/19	400	481
Metropolitan New York, Transportation Authority, Ser B, RB
Callable 11/15/19 @ 100
5.250%, 11/15/20	500	593

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Metropolitan New York, Transportation Authority, Ser B, RB
5.000%, 11/15/21	$1,000	$1,189
Metropolitan New York, Transportation Authority, Ser B1, RB
Callable 11/15/23 @ 100
5.000%, 11/15/24	1,300	1,563
Metropolitan New York, Transportation Authority, Ser F, RB
Callable 11/15/22 @ 100
5.000%, 11/15/23	1,000	1,176
Metropolitan New York, Transportation Authority, Ser F, RB
5.000%, 11/15/22	1,000	1,191
Metropolitan New York, Transportation Authority, Tax Fund Project, Ser A, RB
Callable 11/15/22 @ 100
5.000%, 11/15/23	1,000	1,201
Monroe County, Industrial Development Authority, Rochester Schools Modernization Project, RB
5.000%, 05/01/19	1,365	1,586
Monroe County, Industrial Development Authority, University of Rochester Project, Ser B, RB
5.000%, 07/01/21	1,035	1,225
Nassau County, Local Economic Assistance, Catholic Health Services Project, RB
5.000%, 07/01/22	895	1,037
New York & New Jersey, Port Authority, Ser 173, RB
5.000%, 12/01/20	1,000	1,191
New York & New Jersey, Port Authority, Ser 178, AMT, RB
5.000%, 12/01/22	1,000	1,179
New York & New Jersey, Port Authority, Ser 178, AMT, RB
Callable 12/01/23 @ 100
5.000%, 12/01/24	2,000	2,343
New York & New Jersey, Port Authority, Ser 179, RB
5.000%, 12/01/22	1,100	1,335
New York City, Educational Construction Fund, Ser A, RB
Callable 04/01/21 @ 100
6.500%, 04/01/22	1,000	1,262
New York City, Health & Hospital System Authority, Ser A, RB
5.000%, 02/15/18	2,000	2,279

1	SEI Tax Exempt Trust / Quarterly Report / May 31, 2014

Schedule of Investments (Unaudited)

New York Municipal Bond Fund

May 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New York City, Housing Development, Capital Funding Program, Ser A, RB, NATL
Pre-Refunded @ 100
5.000%, 07/01/15 (A)	$1,975	$2,077
New York City, Housing Development, Capital Funding Program, Ser B1, RB
5.000%, 07/01/20	1,000	1,160
New York City, Municipal Water Finance Authority, Ser EE, RB
5.000%, 06/15/17	500	564
New York City, Ser A, GO
5.000%, 08/01/18	1,400	1,623
New York City, Ser A1, GO
5.000%, 10/01/21	1,000	1,201
New York City, Ser A1, GO, AGM
5.000%, 08/01/16	1,000	1,100
New York City, Ser B, GO
5.000%, 08/01/18	2,500	2,897
5.000%, 08/01/21	1,000	1,199
New York City, Ser D, GO
Callable 02/01/23 @ 100
5.000%, 08/01/23	2,000	2,385
New York City, Ser E, GO
5.000%, 08/01/17	2,000	2,266
5.000%, 08/01/19	2,000	2,354
New York City, Ser F, GO
5.000%, 08/01/21	1,000	1,199
New York City, Ser G, GO
5.000%, 08/01/23	2,000	2,409
New York City, Ser G, GO, AMBAC
Callable 02/01/16 @ 100
5.000%, 08/01/17	725	779
New York City, Ser G1, GO
5.000%, 04/01/20	1,000	1,185
New York City, Ser H, GO
5.000%, 08/01/18	1,600	1,854
New York City, Ser H, GO, NATL
Callable 08/01/14 @ 100
5.000%, 08/01/15	750	756
New York City, Ser I, GO
5.000%, 08/01/18	1,000	1,159
New York City, Ser I, GO, NATL
Callable 08/01/14 @ 100
5.000%, 08/01/17	495	499
New York City, Ser I1, GO
Callable 04/01/19 @ 100
5.000%, 04/01/20	1,000	1,164
New York City, Ser J1, GO
Callable 06/01/16 @ 100
5.000%, 06/01/17	300	327
New York City, Sub-Ser B1, GO
Callable 09/01/18 @ 100
5.250%, 09/01/25	1,000	1,154

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New York City, Transit Authority, Livingston Plaza Project, RB, AGM
5.400%, 01/01/18 (B)	$75	$82
New York City, Transitional Finance Authority, Building Aid Revenue Project, Ser S-1, RB, NATL
5.000%, 07/15/16	350	384
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Ser D, RB
5.000%, 11/01/17	750	859
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Ser D1, RB
Callable 11/01/21 @ 100
5.000%, 11/01/22	1,000	1,192
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser A-1, RB
5.000%, 11/01/18	1,000	1,169
5.000%, 11/01/19	1,650	1,957
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser E, RB
5.000%, 11/01/19	1,500	1,779
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser F1, RB
5.000%, 05/01/20	1,250	1,487
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser H, RB
5.000%, 11/01/21	1,000	1,207
New York City, Trust for Cultural Resources, Museum of Modern Art Project, Ser 1A, RB
5.000%, 10/01/17	1,000	1,137
New York City, Trust for Cultural Resources, Museum of Modern Art Project, Ser A, RB
5.000%, 04/01/19	500	585
New York State, Dormitory Authority, Columbia University Project, Ser A, RB
5.000%, 10/01/18	1,000	1,171
New York State, Dormitory Authority, Columbia University Project, Ser A, RB
Callable 07/01/16 @ 100
5.000%, 07/01/20	1,000	1,097
New York State, Dormitory Authority, Education Project, Ser B, RB, AMBAC
5.500%, 03/15/24	1,000	1,257

2	SEI Tax Exempt Trust / Quarterly Report / May 31, 2014

Schedule of Investments (Unaudited)

New York Municipal Bond Fund

May 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New York State, Dormitory Authority, Fordham University Project, RB
5.000%, 07/01/23	$500	$594
New York State, Dormitory Authority, General Purpose Project, Ser A, RB
5.000%, 12/15/22	1,475	1,797
New York State, Dormitory Authority, General Purpose Project, Ser A, RB
Callable 02/15/24 @ 100
5.000%, 02/15/25	1,000	1,206
New York State, Dormitory Authority, Hospital Special Surgery Project, RB
Callable 08/15/19 @ 100
5.500%, 02/15/24	1,150	1,295
New York State, Dormitory Authority, Interfaith Medical Center Project, RB
5.000%, 02/15/18	1,000	1,047
New York State, Dormitory Authority, Memorial Sloan-Kettering Project, Ser 1, RB
5.000%, 07/01/21	1,000	1,202
New York State, Dormitory Authority, Mental Health Project, RB, AGM
Callable 02/15/15 @ 100
5.000%, 02/15/16	1,500	1,549
New York State, Dormitory Authority, Mental Health Services Facilities Improvement Project, Ser D, RB, AGM
5.250%, 08/15/18	1,000	1,167
New York State, Dormitory Authority, Mental Health Services Project, RB, NATL
Callable 02/15/15 @ 100
5.000%, 08/15/19	1,000	1,032
New York State, Dormitory Authority, Mount Sinai School of Medicine Project, RB
Callable 07/01/19 @ 100
5.500%, 07/01/25	1,000	1,128
New York State, Dormitory Authority, Mount Sinai School of Medicine Project, Ser A, RB
5.000%, 07/01/17	1,000	1,110
5.000%, 07/01/18	795	912
New York State, Dormitory Authority, New York University Project, Ser A, RB, NATL
6.000%, 07/01/19	100	122

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New York State, Dormitory Authority, New York University Project, Ser B, RB
5.000%, 07/01/16	$500	$547
New York State, Dormitory Authority, North Shore Long Island Jewish Project, RB
5.000%, 05/01/18	650	739
New York State, Dormitory Authority, NYU Hospital Center Project, Ser A, RB
5.000%, 07/01/20	1,000	1,133
New York State, Dormitory Authority, School Districts Financing Program, Ser A, RB
5.000%, 10/01/20	1,000	1,176
New York State, Dormitory Authority, Ser A, RB
Callable 02/15/19 @ 100
5.250%, 02/15/22	1,000	1,173
New York State, Dormitory Authority, Ser A, RB
5.000%, 03/15/19	1,000	1,176
5.000%, 03/15/23	750	914
New York State, Dormitory Authority, State University Educational Facilities Project, Ser A, RB
Callable 07/01/23 @ 100
5.000%, 07/01/24	1,680	1,994
New York State, Dormitory Authority, State University Educational Facilities Project, Ser A, RB, AMBAC
5.250%, 05/15/15	420	426
New York State, Dormitory Authority, State University Project, RB
Callable 05/15/22 @ 100
5.000%, 05/15/23	1,960	2,317
New York State, Dormitory Authority, State University Project, RB
5.000%, 05/15/18	500	574
New York State, Dormitory Authority, The New School Project, RB
5.000%, 07/01/16	505	548
New York State, Environmental Facilities Authority, Revolving Funds, RB
Callable 06/15/21 @ 100
5.000%, 06/15/24	2,500	2,959
New York State, Environmental Facilities Authority, Revolving Funds, RB
Callable 06/15/23 @ 100
5.000%, 06/15/24	2,000	2,444

3	SEI Tax Exempt Trust / Quarterly Report / May 31, 2014

Schedule of Investments (Unaudited)

New York Municipal Bond Fund

May 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New York State, Environmental Facilities Authority, Revolving Funds, RB
5.000%, 06/15/24	$1,500	$1,864
New York State, Environmental Facilities Authority, Revolving Funds, Ser A, RB
Callable 06/15/22 @ 100
5.000%, 06/15/24	1,000	1,199
New York State, Environmental Facilities Authority, Revolving Funds, Ser B, RB
5.000%, 02/15/20	1,000	1,195
5.000%, 08/15/21	1,150	1,400
New York State, Power Authority, Ser A, RB
5.000%, 11/15/22	500	606
New York State, Thruway Authority, Ser A, RB
5.000%, 05/01/19	1,000	1,167
4.000%, 04/01/16	270	288
New York State, Thruway Authority, Ser B, RB
5.250%, 04/01/18	1,000	1,158
New York State, Thruway Authority, Ser B, RB
Callable 10/01/18 @ 100
5.000%, 04/01/20	1,000	1,164
New York State, Thruway Authority, Ser B, RB, NATL
Callable 10/01/15 @ 100
5.000%, 04/01/16	2,000	2,128
New York State, Thruway Authority, Ser I, RB
5.000%, 01/01/19	1,200	1,383
New York State, Urban Development Authority, Personal Income Tax Project, Ser A, RB
5.000%, 03/15/19	1,460	1,716
New York State, Urban Development Authority, Personal Income Tax Project, Ser A1, RB
5.000%, 12/15/16	250	279
5.000%, 12/15/17	1,000	1,150
New York State, Urban Development Authority, Personal Income Tax Project, Ser A-2, RB, AMBAC
5.500%, 03/15/18	1,000	1,166
New York State, Urban Development Authority, Service Contract, RB, AGM
5.000%, 01/01/15	500	514
New York State, Urban Development Authority, Service Contract, Ser A, RB
5.000%, 01/01/15	500	514

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Oyster Bay, Public Improvement Project, Ser A, GO
5.000%, 03/15/21	$765	$887
Sales Tax Asset Receivable, Ser A, RB, NATL
Callable 10/15/14 @ 100
5.000%, 10/15/17	1,000	1,018
Tobacco Settlement Financing, Ser B, RB
Callable 06/01/16 @ 100
5.000%, 06/01/20	500	544
Triborough, Bridge & Tunnel Authority, Ser A, RB
5.000%, 11/15/18	1,000	1,168
Triborough, Bridge & Tunnel Authority, Ser B, RB
5.000%, 11/15/18	1,000	1,168
5.000%, 11/15/19	1,000	1,185
5.000%, 11/15/23	2,000	2,426
Utility Debt Securitization Authority, Ser TE, RB
Callable 12/15/16 @ 100
5.000%, 12/15/18	1,000	1,116
Westchester County, Health Care, Senior Lien, Ser B, RB
5.000%, 11/01/16	1,000	1,077
Westchester County, Ser C, GO
5.000%, 11/01/17	500	573
Yonkers, Ser A, GO, AGM
5.000%, 05/01/17	300	329

		141,170

Puerto Rico — 0.4%
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser Y, RB, NATL
6.250%, 07/01/14	10	10
Puerto Rico Commonwealth, Public Buildings Authority, Government Facilities Project, Ser N, RB
5.250%, 07/01/17	565	503

		513

Total Municipal Bonds (Cost $137,713) ($ Thousands)		143,055

4	SEI Tax Exempt Trust / Quarterly Report / May 31, 2014

Schedule of Investments (Unaudited)

New York Municipal Bond Fund

May 31, 2014

Description	Shares	Value ($ Thousands)

CASH EQUIVALENT — 2.6%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A 0.020% †(C)	3,757,484	$3,757

Total Cash Equivalent (Cost $3,757) ($ Thousands)		3,757

Total Investments — 100.9% (Cost $141,470) ($ Thousands)††		$146,812

Percentages are based on Net Assets of $145,547 ($ Thousands).

†	Investment in Affiliated Security.

(A)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(B)	Security is escrowed to maturity.

(C)	Rate shown is the 7-day effective yield as of May 31, 2014.

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax (subject to)

Cl — Class

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

RB — Revenue Bond

Ser — Series

††	At May 31, 2014, the tax basis cost of the Fund’s investments was $141,470 ($ Thousands), and the unrealized appreciation and depreciation were $5,617 ($ Thousands) and $(275) ($ Thousands) respectively.

The following is a list of the level of inputs used as of May 31, 2014, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$143,055	$—	$143,055
Cash Equivalent	3,757	—	—	3,757

Total Investments in Securities	$3,757	$143,055	$—	$146,812

Amounts designated as “—” are $0.

During the period ended May 31, 2014 there were no transfers between levels.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

5	SEI Tax Exempt Trust / Quarterly Report / May 31, 2014

Schedule of Investments (Unaudited)

Pennsylvania Municipal Bond Fund

May 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS — 97.0%

Guam — 0.9%
Territory of Guam, Section 30, Ser A, RB
Callable 12/01/19 @ 100
5.375%, 12/01/24	$1,000	$1,084

Pennsylvania — 94.8%
Adams County, Industrial Development Authority, Gettysburg College Project, RB
5.000%, 08/15/19	1,000	1,140
Allegheny County, Hospital Development Authority, University of Pittsburgh Medical Center Project, Ser A, RB
5.000%, 05/15/18	1,000	1,145
Allegheny County, Hospital Development Authority, University of Pittsburgh Medical Center Project, Ser B, RB
5.250%, 06/15/15	1,000	1,052
Allegheny County, Port Authority, RB
5.000%, 03/01/17	750	830
Allegheny County, Sanitary Authority, Sewer Project, RB, AGM
Callable 12/01/20 @ 100
5.000%, 06/01/24	1,000	1,159
Allegheny County, Sanitary Authority, Sewer Project, RB, AGM
5.000%, 06/01/18	1,000	1,135
5.000%, 12/01/19	500	581
Beaver County, Hospital Authority, Heritage Valley Health Systems Project, RB
5.000%, 05/15/21	1,000	1,141
Bensalem Township, Water & Sewer Authority, RB
Callable 07/03/14 @ 100
6.750%, 12/01/14 (A)	10	10
Berks County, GO, AMBAC
5.850%, 11/15/18	1,000	1,105
Bethel Park, Municipal Authority, Sewer Project, RB
4.000%, 09/01/16	1,055	1,129
Bethel Park, School District, GO
Callable 08/01/19 @ 100
5.000%, 08/01/22	1,000	1,162
Bristol Township, School District, GO
5.000%, 06/01/20	1,000	1,167

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Bucks County, GO
5.000%, 12/01/20	$1,000	$1,199
Bucks County, Water & Sewer Authority, Neshaminey Sewer Project, RB, AGM
Callable 06/01/15 @ 100
5.000%, 06/01/16	680	707
Bucks County, Water & Sewer Authority, RB, AGM
5.000%, 12/01/20	500	583
Butler County, GO
5.000%, 07/15/21	1,000	1,206
Central Bucks, School District, GO
Pre-Refunded @ 100
5.000%, 05/15/18 (B)	1,500	1,744
Central Dauphin, School District, GO, NATL
Pre-Refunded @ 100
6.000%, 02/01/16 (B)	1,425	1,560
Central York, School District, GO
4.000%, 11/01/15	1,270	1,336
Chester County, Ser C, GO
5.000%, 07/15/19	1,000	1,182
Clairton, Municipal Authority, Sewer Revenue, Ser B, RB
5.000%, 12/01/20	1,035	1,191
Cumberland County, GO
5.000%, 05/01/19	550	646
Delaware County, Higher Education Authority, Haverford College Project, RB
Callable 05/15/20 @ 100
5.000%, 11/15/21	775	898
Delaware River, Joint Toll Bridge Commission, Ser A, RB
Callable 07/01/22 @ 100
5.000%, 07/01/23	1,500	1,734
5.000%, 07/01/25	1,000	1,139
Easton Area, School District, GO
5.000%, 04/01/20	1,500	1,771
Franklin County, Industrial Development Authority, Chambersburg Hospital Project, RB
5.000%, 07/01/18	1,000	1,085
Geisinger Authority, Health Systems, Health Systems Project, Ser C, RB
Callable 06/02/14 @ 100
0.050%, 06/01/14 (C)	1,000	1,000
Lancaster County, Hospital Authority, Lancaster General Hospital Project, Ser B, RB
Callable 03/15/17 @ 100
5.000%, 03/15/20	1,000	1,070

1	SEI Tax Exempt Trust / Quarterly Report / May 31, 2014

Schedule of Investments (Unaudited)

Pennsylvania Municipal Bond Fund

May 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Lancaster County, Solid Waste Management Authority, Ser A, RB
5.000%, 12/15/19	$1,060	$1,232
McKeesport, Municipal Authority, Sewer Project, RB, AGM
5.000%, 12/15/21	1,290	1,488
Monroeville, Finance Authority, UPMC Project, RB
Callable 08/15/22 @ 100
5.000%, 02/15/23	1,000	1,174
Montgomery County, GO
Pre-Refunded @ 100
5.000%, 12/15/19 (B)	85	101
Montgomery County, Higher Education & Health Authority, Dickinson College Project, Ser FF1, RB, CIFG
5.000%, 05/01/16	1,140	1,228
Montgomery County, Industrial Development Authority, Jefferson Health Systems Project, Ser A, RB
5.000%, 10/01/19	830	950
Montgomery County, Industrial Development Authority, Montenay Project, Ser A, RB, NATL
5.250%, 11/01/14	1,000	1,015
Montgomery County, Ser C, GO
Callable 12/15/19 @ 100
5.000%, 12/15/23	915	1,060
North Wales, Water Authority, Ser A, RB
5.000%, 11/01/17	1,350	1,527
Penn State University, Ser A, RB
Callable 03/01/19 @ 100
5.000%, 03/01/22	835	962
Penn State University, Ser B, RB
5.250%, 08/15/21	1,000	1,213
Pennridge, School District, Ser B, GO
5.000%, 02/15/22	1,000	1,197
Pennridge, School District, Ser B, GO
Callable 02/15/22 @ 100
5.000%, 02/15/23	750	889
Pennsylvania State, Economic Development Financing Authority, Ser A, RB
5.000%, 07/01/18	1,000	1,161
Pennsylvania State, Economic Development Financing Authority, Unemployment Compensation Revenue Project, RB
Callable 07/01/19 @ 100
5.000%, 07/01/20	1,525	1,792

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Pennsylvania State, Economic Development Financing Authority, York Water Project, Ser A, AMT, RB, XLCA
Callable 07/03/14 @ 100
5.000%, 04/01/16	$1,450	$1,454
Pennsylvania State, GO
5.000%, 07/01/19	1,000	1,178
5.000%, 07/01/21	1,500	1,800
Pennsylvania State, GO
Callable 11/15/21 @ 100
5.000%, 11/15/22	1,000	1,191
Pennsylvania State, Higher Education Assistance Agency, Capital Acquisition Project, RB
Callable 12/15/20 @ 100
5.000%, 12/15/21	1,000	1,143
Pennsylvania State, Higher Educational Facilities Authority, Bryn Mawr College Project, RB
5.000%, 12/01/17	2,500	2,859
Pennsylvania State, Higher Educational Facilities Authority, Carnegie Mellon University Project, RB
Callable 02/01/19 @ 100
5.000%, 08/01/19	1,000	1,154
5.000%, 08/01/21	1,000	1,133
Pennsylvania State, Higher Educational Facilities Authority, Ser AJ, RB
Callable 06/15/19 @ 100
5.000%, 06/15/20	1,500	1,751
Pennsylvania State, Higher Educational Facilities Authority, Ser AL, RB
5.000%, 06/15/18	1,000	1,153
5.000%, 06/15/20	500	589
Pennsylvania State, Higher Educational Facilities Authority, Temple University Project, RB
Callable 04/01/22 @ 100
5.000%, 04/01/23	500	583
Pennsylvania State, Higher Educational Facilities Authority, Thomas Jefferson University Project, RB
Callable 03/01/20 @ 100
5.000%, 03/01/23	1,465	1,641
Pennsylvania State, Higher Educational Facilities Authority, University of Pennsylvania Project, Ser A, RB
5.000%, 09/01/19	3,125	3,706

2	SEI Tax Exempt Trust / Quarterly Report / May 31, 2014

Schedule of Investments (Unaudited)

Pennsylvania Municipal Bond Fund

May 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Pennsylvania State, Intergovernmental Cooperative Authority, Philadelphia Funding Program, SAB
5.000%, 06/15/18	$1,000	$1,154
Pennsylvania State, Ser 1, GO
Pre-Refunded @ 100
5.000%, 05/15/18 (B)	1,000	1,162
Pennsylvania State, Ser 3, GO, AGM
5.375%, 07/01/20	1,000	1,216
Pennsylvania State, Turnpike Commission, RB
Callable 12/01/21 @ 100
5.000%, 12/01/23	1,000	1,157
Pennsylvania State, Turnpike Commission, Ser A, RB
5.000%, 12/01/22	1,050	1,250
Pennsylvania State, Turnpike Commission, Ser B, RB
Callable 12/01/19 @ 100
5.000%, 12/01/20	2,000	2,317
Philadelphia, Airport Revenue Authority, Ser C, AMT, RB
5.000%, 06/15/18	1,000	1,136
Philadelphia, Gas Works Revenue Authority, Ser 10, RB, AGM
5.000%, 07/01/18	1,325	1,479
Philadelphia, Gas Works Revenue Authority, Ser 12B, RB, NATL
7.000%, 05/15/20 (A)	595	703
Philadelphia, GO, CIFG
Callable 08/01/16 @ 100
5.000%, 08/01/17	1,000	1,085
Philadelphia, Municipal Authority, City Agreement, Ser A, RB
5.000%, 11/15/18	1,000	1,138
Philadelphia, School District, Ser C, GO
5.000%, 09/01/20	1,000	1,152
Philadelphia, Water & Sewer Revenue Authority, Ser A, RB
Callable 01/01/19 @ 100
5.250%, 01/01/25	1,000	1,111
Philadelphia, Water & Sewer Revenue Authority, Ser A, RB
5.000%, 07/01/18	500	575
5.000%, 01/01/23	1,225	1,452
Philadelphia, Water & Sewer Revenue Authority, Ser A, RB, AGM
5.000%, 06/15/18	1,000	1,155
Philadelphia, Water & Sewer Revenue Authority, Ser C, RB, AGM
5.000%, 08/01/18	400	464

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Pittsburgh, Public Schools District, Ser B, GO, AGM
5.000%, 09/01/18	$1,740	$1,996
Pittsburgh, Ser A, GO, AMBAC
5.500%, 09/01/14	360	364
Pittsburgh, Water & Sewer Authority, Ser A, RB, AGM
5.000%, 09/01/19	1,000	1,167
Plum Boro, School District, Ser A, GO
Callable 09/15/23 @ 100
5.000%, 09/15/24	1,000	1,167
Reading Area, Water Authority, RB, AGM
Callable 06/01/17 @ 100
5.000%, 12/01/21	2,080	2,226
Southeastern Pennsylvania, Transportation Authority, RB
5.000%, 03/01/18	1,000	1,130
Spring-Ford, Area School District, GO, AGM
Callable 09/01/15 @ 100
5.000%, 09/01/21	1,000	1,045
Swarthmore, Borough, Authority, Swarthmore College Project, RB
5.000%, 09/15/23	400	486
Trinity Area, School District, GO, AGM
5.000%, 11/01/17	500	560
University of Pennsylvania, Area Joint Authority, RB, AGM
5.000%, 11/01/19	500	579
University of Pittsburgh, University Capital Project, Ser A, RB
5.250%, 09/15/18	1,000	1,169
University of Pittsburgh, University Capital Project, Ser B, RB
Callable 03/15/19 @ 100
5.500%, 09/15/22	500	597
University of Pittsburgh, University Capital Project, Ser B, RB
Callable 09/15/19 @ 100
5.250%, 09/15/23	1,000	1,181
West Chester Area, School District, Ser A, GO
5.000%, 05/15/23	1,000	1,235
West Shore, Area Authority, Holy Spirit Hospital of the Sisters of Christian Charity, RB
5.250%, 01/01/21	1,000	1,135
West York Area, School District, GO
5.000%, 04/01/22	1,150	1,354
Westmoreland County, Ser A, GO
Callable 06/01/23 @ 100
5.000%, 12/01/23	1,000	1,200

3	SEI Tax Exempt Trust / Quarterly Report / May 31, 2014

Schedule of Investments (Unaudited)

Pennsylvania Municipal Bond Fund

May 31, 2014

Description	Face Amount ($ Thousands) /Shares	Value ($ Thousands)

Westmoreland County, Ser A, GO
5.000%, 12/01/21	$1,160	$1,386
Willistown Township, Municipal Sewer Authority, RB
Callable 07/03/14 @ 100
6.000%, 01/01/15 (A)	5	5
Wilson School District, GO
4.000%, 05/15/18	1,200	1,325

		112,144

Puerto Rico — 1.3%
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser AA, RB, NATL
5.500%, 07/01/19 (A)	820	994
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser N, RB
5.500%, 07/01/24	1,000	548

		1,542

Total Municipal Bonds (Cost $110,641) ($ Thousands)		114,770

CASH EQUIVALENT — 1.8%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A 0.020% †(D)	2,179,840	2,180

Total Cash Equivalent (Cost $2,180) ($ Thousands)		2,180

Total Investments — 98.8% (Cost $112,821) ($ Thousands)††		$116,950

Percentages are based on Net Assets of $118,360 ($ Thousands).

†	Investment in Affiliated Security.

(A)	Security is escrowed to maturity.

(B)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(C)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on May 31, 2014. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(D)	Rate shown is the 7-day effective yield as of May 31, 2014.

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax (subject to)

CIFG — CDC IXIS Financial Guaranty

Cl — Class

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

RB — Revenue Bond

SAB — Special Assessment Bond

Ser — Series

XLCA — XL Capital Assurance

††	At May 31, 2014, the tax basis cost of the Fund’s investments was $112,821 ($ Thousands), and the unrealized appreciation and depreciation were $4,864 ($ Thousands) and $(735) ($ Thousands), respectively.

The following is a list of the level of inputs used as of May 31, 2014, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$114,770	$—	$114,770
Cash Equivalent	2,180	—	—	2,180

Total Investments in Securities	$2,180	$114,770	$—	$116,950

Amounts designated as “—” are $0.

During the period ended May 31, 2014, there were no transfers between levels.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

4	SEI Tax Exempt Trust / Quarterly Report / May 31, 2014

Schedule of Investments (Unaudited)

Tax-Advantaged Income Fund

May 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS — 70.9%

Alabama — 2.0%
Jefferson County, Sewer Revenue Authority, Sub-Ser D, RB
Callable 10/01/23 @ 105
6.500%, 10/01/53	$12,000	$13,618
Montgomery, Medical Clinic Board, Jackson Hospital & Clinic Project, RB
Callable 03/01/16 @ 100
5.250%, 03/01/36	750	756

		14,374

Alaska — 0.2%
Alaska State, Industrial Development & Export Authority, Boys & Girls Home Project, RB
Callable 12/01/17 @ 100
6.000%, 12/01/36 (A)	200	90
Matanuska-Susitna, Goose Creek Correctional Center Project, RB, AGM
Callable 09/01/19 @ 100
6.000%, 09/01/32	1,000	1,189

		1,279

Arizona — 0.8%
Arizona State, Health Facilities Authority, Beatitudes Campus Project, RB
Callable 10/01/16 @ 100
5.200%, 10/01/37	1,700	1,554
Arizona State, Health Facilities Authority, Phoenix Children’s Hospital Project, Ser A, RB
Callable 02/01/22 @ 100
5.000%, 02/01/42	2,500	2,640
Mohave County, Industrial Development Authority, Mohave Prison Expansion Project, RB
Callable 05/01/19 @ 100
8.000%, 05/01/25	400	467
Pima County, Industrial Development Authority, American Charter Schools Foundation Project, Ser A, RB
Callable 07/01/17 @ 100
5.625%, 07/01/38	250	220
Pima County, Industrial Development Authority, Tucson Country Day School Project, RB
Callable 06/01/17 @ 100
5.000%, 06/01/37	265	237

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Pima County, Industrial Development Authority, Tucson Electric Power Project, Ser A, RB
4.950%, 10/01/20	$500	$562

		5,680

California — 7.7%
ABAG, Finance Authority for Nonprofit, Sharp Health Care Project, RB
Callable 08/01/19 @ 100
6.250%, 08/01/39	400	466
Bay Area, Toll Authority, Ser S-4, RB
Callable 04/01/23 @ 100
5.250%, 04/01/48	7,000	7,727
California State, Communities Development Authority, American Baptist Homes West Project, RB
4.250%, 10/01/15	400	413
California State, Communities Development Authority, California Baptist University Project, RB
6.500%, 11/01/21	500	588
California State, Economic Recovery Authority, Ser A, GO
Callable 07/01/16 @ 100
5.000%, 07/01/22	1,000	1,095
California State, Health Facilities Financing Authority, Catholic Health Care West Project, Ser A, RB
Callable 07/01/19 @ 100
6.000%, 07/01/39	1,000	1,120
California State, Health Facilities Financing Authority, Cedars-Sinai Medical Center Project, RB
Callable 08/15/19 @ 100
5.000%, 08/15/34	2,000	2,172
California State, Health Facilities Financing Authority, Children’s Hospital of Orange County, RB
Callable 11/01/19 @ 100
6.500%, 11/01/38	1,000	1,186
California State, Health Facilities Financing Authority, Sutter Health Project, Ser A, RB
Callable 11/15/16 @ 100
5.250%, 11/15/46	2,500	2,614
California State, Health Facilities Financing Authority, Sutter Health Project, Ser B, RB
Callable 05/15/18 @ 100
5.250%, 11/15/48	2,000	2,121

1	SEI Tax Exempt Trust / Quarterly Report / May 31, 2014

Schedule of Investments (Unaudited)

Tax-Advantaged Income Fund

May 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

California State, Municipal Finance Authority, Azusa Pacific University Project, Ser B, RB
Callable 04/01/21 @ 100
7.750%, 04/01/31	$1,375	$1,609
California State, Municipal Finance Authority, Biola University Project, RB
Callable 04/01/18 @ 100
5.875%, 10/01/34	250	279
California State, Various Purposes, GO
Callable 04/01/19 @ 100
6.000%, 04/01/38	2,000	2,357
Chino, Public Financing Authority, SAB
Callable 09/01/22 @ 100
5.000%, 09/01/27	1,280	1,320
5.000%, 09/01/30	1,000	1,021
5.000%, 09/01/34	900	908
Foothill-Eastern, Transportation Corridor Agency, Sub-Ser B-3, RB
Callable 07/15/22 @ 100
5.500%, 07/02/14 (B)	6,250	7,169
Golden State, Tobacco Securitization, Ser A1, RB
Callable 06/01/17 @ 100
5.750%, 06/01/47	9,665	8,085
Imperial, Irrigation District, Electric Project, Ser C, RB
Callable 11/01/20 @ 100
5.000%, 11/01/36	1,540	1,642
Long Beach, Towne Center Project, SAB
Callable 10/01/18 @ 100
5.400%, 10/01/23	650	678
Palomar Pomerado, Health Care Authority, Ser D, COP
Callable 11/01/20 @ 100
5.250%, 11/01/21	1,000	1,039
Poway, School Facilities Improvement Authority, Unified School District Capital Appreciation Project, GO
8.025%, 08/01/38 (C)	5,410	1,765
San Francisco City & County, Airports Commission, San Francisco International Airport Project, Ser 32F, RB, NATL
5.000%, 05/01/15	1,000	1,044
San Francisco City & County, Successor Redevelopment Agency, Successor Agency Community Project, RB
Callable 08/01/22 @ 100
5.000%, 08/01/30	1,000	1,078

Description	Face Amount ($ Thousands)	Value ($ Thousands)

South Placer, Wastewater Authority, Santee Cooper Project, Ser D, RB
Callable 06/18/14 @ 100
0.890%, 06/05/14 (B)	$1,800	$1,800
Southern California, Tobacco Securitization Authority, Ser A1-SNR, RB
Callable 06/18/14 @ 100
5.000%, 06/01/37	2,000	1,618
Southern California, Waterworks Revenue Authority, Metropolitan Water District Project, Ser A1, RB
Callable 06/02/14 @ 100
0.050%, 06/05/14 (B)	505	505
Stockton, Public Financing Authority, Water Supply Project, Ser A, RB
Callable 10/01/23 @ 100
6.250%, 10/01/38	1,500	1,708
6.250%, 10/01/40	1,000	1,134
Windsor, Unified School District, Election 2008, Ser D, GO
8.275%, 08/01/35 (C)	1,800	665

		56,926

Colorado — 1.4%
Colorado State, Catholic Health, Initiatives Project, RB
5.250%, 01/01/45	2,500	2,728
Colorado State, Health Facilities Authority, Valley View Hospital Association Project, RB
Callable 05/15/18 @ 100
5.750%, 05/15/36	500	524
Colorado State, Public Energy Authority, RB
6.500%, 11/15/38	2,000	2,636
6.250%, 11/15/28	650	798
Denver, Regional Transportation District, Denver Transportation Partners Project, RB
Callable 07/15/20 @ 100
6.000%, 01/15/34	500	552
E-470, Public Highway Authority, Ser C, RB
Callable 09/01/20 @ 100
5.375%, 09/01/26	2,500	2,752

		9,990

Connecticut — 0.7%
Connecticut State, Health & Educational Facilities Authority, Hartford Health Care Project, Ser A, RB, AGM
Callable 07/01/21 @ 100
5.000%, 07/01/41	5,000	5,363

2	SEI Tax Exempt Trust / Quarterly Report / May 31, 2014

Schedule of Investments (Unaudited)

Tax-Advantaged Income Fund

May 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Delaware — 0.3%
Delaware State, Economic Development Authority, Newark Charter School Project, RB
Callable 03/01/22 @ 100
5.000%, 09/01/42	$675	$687
4.625%, 09/01/32	1,635	1,641

		2,328

Florida — 2.4%
Alachua County, Health Facilities Authority, Oak Hammock University Project, Ser A, RB
Callable 10/01/22 @ 102
8.000%, 10/01/32	500	596
8.000%, 10/01/42	1,000	1,181
Broward County, Airport System Revenue, Ser Q-1, RB
Callable 10/01/22 @ 100
5.000%, 10/01/37	2,000	2,170
Florida State, Developmental Finance Authority, Renaissance Charter School Project, Ser A, RB
6.500%, 06/15/21	500	532
Florida State, Hollywood City, Seminole Indian Tribe, Ser A, RB
Callable 10/01/17 @ 100
5.250%, 10/01/27	250	262
Florida State, University Square Community Development District, Ser A1, SAB
Callable 05/01/17 @ 100
5.875%, 05/01/38	150	151
Florida State, Village Community Development District No. 10, SAB
Callable 05/01/23 @ 100
6.000%, 05/01/44	2,235	2,302
Jacksonville, Economic Development Commission, Gerdau Ameristeel Project, AMT, RB
Callable 07/03/14 @ 100
5.300%, 05/01/37	1,500	1,484
Jacksonville, Electric System Revenue, Sub-Ser D, RB
Callable 04/01/23 @ 100
5.000%, 10/01/23	2,100	2,526
Jacksonville, Sales Tax Revenue Authority, Better Jacksonville Project, RB
Callable 10/01/22 @ 100
5.000%, 10/01/28	2,350	2,661

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Martin County, Health Facilities Authority, Martin Memorial Medical Center Project, RB
Callable 11/15/21 @ 100
5.500%, 11/15/42	$1,000	$1,067
Midtown Miami, Community Development District, Parking Garage Project, Ser A, SAB
Callable 05/01/23 @ 100
5.000%, 05/01/29	1,000	1,020
Palm Beach County, Health Facilities Authority, Sinai Residences Project, RB
Callable 06/01/22 @ 102
7.500%, 06/01/49	1,000	1,117
St. Johns County, Industrial Development Authority, Presbyterian Retirement Project, Ser A, RB
Callable 08/01/20 @ 100
5.875%, 08/01/40	500	527

		17,596

Georgia — 1.0%
Atlanta, Department of Aviation, Ser B, RB
Callable 01/01/22 @ 100
5.000%, 01/01/37	2,000	2,183
5.000%, 01/01/42	3,000	3,223
Georgia State, Medical Center Hospital Authority, Spring Harbor Green Island Project, RB
Callable 07/01/17 @ 100
5.250%, 07/01/37	600	602
Georgia State, Municipal Electric Authority, Project One, Ser A, RB
5.250%, 01/01/17	450	502
Georgia State, Municipal Electric Authority, Vogtle Units 3 & 4 Project, Ser B, RB
5.000%, 04/01/17	1,000	1,118

		7,628

Hawaii — 0.1%
Hawaii State, Special Purpose Revenue Authority, Pacific Health Project, Ser B, RB
Callable 07/01/20 @ 100
5.750%, 07/01/40	500	556

3	SEI Tax Exempt Trust / Quarterly Report / May 31, 2014

Schedule of Investments (Unaudited)

Tax-Advantaged Income Fund

May 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Idaho — 0.0%
Idaho State, Health Facilities Authority, Trinity Health Group Project, Ser B, RB
Callable 12/01/18 @ 100
6.250%, 12/01/33	$250	$286

Illinois — 2.9%
Belleville, Frank Scott Parkway Redevelopment Project, Ser A, TA
Callable 11/01/17 @ 100
5.700%, 05/01/36	250	246
Chicago, Midway Airport Revenue, Second Lien, Ser B, RB
Pre-Refunded @ 100
5.000%, 01/01/34 (B)(D)	2,000	2,056
Chicago, Midway International Airport, Second Lien, Ser A, AMT, RB
Callable 01/01/24 @ 100
5.000%, 01/01/34	3,605	3,842
5.000%, 01/01/41	2,500	2,630
Chicago, O’Hare International Airport Revenue, Third Lien, Ser B, RB, NATL
5.250%, 01/01/16	1,090	1,172
5.250%, 01/01/18	1,500	1,706
Hillside Village, Mannheim Redevelopment Project, Ser Senior, TA
Callable 01/01/18 @ 102
7.000%, 01/01/28	500	513
Illinois State, Finance Authority, Carle Foundation Project, Ser A, RB
Callable 08/15/21 @ 100
6.000%, 08/15/41	200	228
Illinois State, Finance Authority, Fairview Obligation Group Project, Ser A, RB
Callable 08/15/18 @ 100
6.250%, 08/15/35 (A)	500	10
Illinois State, Finance Authority, Leafs Hockey Club Project, Ser A, RB
Callable 03/01/17 @ 100
6.000%, 03/01/37 (A)	300	102
Illinois State, Finance Authority, OSF Health Care System Project, Ser A, RB
Callable 05/15/19 @ 100
7.125%, 11/15/37	1,000	1,190

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Illinois State, Finance Authority, Sherman Health System Project, Ser A, RB
Callable 08/01/17 @ 100
5.500%, 08/01/37	$250	$274
Illinois State, Railsplitter Tobacco Settlement Authority, RB
Callable 06/01/21 @ 100
6.000%, 06/01/28	6,000	7,012

		20,981

Indiana — 1.3%
Indiana State, Finance Authority, Educational Facilities, Indiana Historical Project, RB
Callable 07/01/20 @ 100
5.000%, 07/01/40	375	393
Indiana State, Finance Authority, Ohio River Bridge Project, AMT, RB
Callable 07/01/23 @ 100
5.000%, 07/01/48	1,000	1,026
Indiana State, Finance Authority, Ohio Valley Electric Project, Ser A, RB
Callable 06/01/22 @ 100
5.000%, 06/01/32	3,450	3,523
Indiana State, Health Facility Finance Authority, Ascension Health Project, Ser A7, RB
5.000%, 10/01/14 (B)	500	523
Indiana State, Municipal Power Agency, Ser B, RB
Callable 01/01/19 @ 100
6.000%, 01/01/39	1,000	1,132
Jasper County, Pollution Control Board, Ser C, RB, NATL
5.850%, 04/01/19	1,000	1,144
Vigo County, Hospital Authority, Union Hospital Project, RB
Callable 09/01/21 @ 100
7.500%, 09/01/22	1,715	2,086

		9,827

Iowa — 2.9%
Iowa State, Finance Authority, Deerfield Retirement Community Project, Ser A, RB
Callable 11/15/24 @ 100
2.000%, 05/15/56	125	1
Iowa State, Finance Authority, Deerfield Retirement Community Project, Ser B, RB
Callable 07/03/14 @ 100
5.400%, 09/14/14 (B)	667	428

4	SEI Tax Exempt Trust / Quarterly Report / May 31, 2014

Schedule of Investments (Unaudited)

Tax-Advantaged Income Fund

May 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Iowa State, Finance Authority, Iowa Fertilizer Company Project, RB
Callable 12/01/18 @ 100
5.500%, 12/01/22	$10,000	$10,461
Iowa State, Finance Authority, Iowa Fertilizer Company Project, RB
Callable 12/01/23 @ 100
5.250%, 12/01/25	10,000	10,417

		21,307

Kansas — 0.4%
Kansas State, Development Finance Authority, Adventist Health Project, RB
Callable 11/15/19 @ 100
5.750%, 11/15/38	500	557
Manhattan, Health Care Facilities Authority, Meadowlark Hills Retirement Project, Ser A, RB
Callable 05/15/17 @ 100
5.000%, 05/15/36	1,500	1,444
Manhattan, Health Care Facilities Authority, Meadowlark Hills Retirement Project, Ser B, RB
Callable 07/03/14 @ 103
5.125%, 05/15/42	1,200	1,149

		3,150

Kentucky — 0.4%
Kentucky State, Economic Development Finance Authority, Baptist Health Care Systems Project, Ser A, RB
Callable 08/15/18 @ 100
5.375%, 08/15/24	1,000	1,114
Kentucky State, Economic Development Finance Authority, Owensboro Medical Health Systems Project, Ser A, RB
Callable 06/01/20 @ 100
6.375%, 06/01/40	500	559
Owen County, Waterworks System Revenue Authority, American Water Project, Ser B, RB
Callable 09/01/19 @ 100
5.625%, 09/01/39	1,000	1,079

		2,752

Louisiana — 0.9%
Louisiana State, Citizens Property Insurance, Ser C3, RB, AGM
Callable 06/01/18 @ 100
6.125%, 06/01/25	1,500	1,741

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Louisiana State, Local Government Environmental Facilities & Community Development Authority, Westlake Chemical Project, Ser A2, RB
Callable 11/01/20 @ 100
6.500%, 11/01/35	$750	$864
Louisiana State, Public Facilities Authority, Ochsner Clinic Foundation Project, RB
Callable 05/15/21 @ 100
6.500%, 05/15/37	1,000	1,171
Louisiana State, Public Facilities Authority, Ochsner Clinic Foundation Project, RB
4.000%, 05/15/17	800	863
New Orleans, Aviation Board, Ser A1, RB, AGM
Callable 01/01/19 @ 100
6.000%, 01/01/23	500	573
Saint John Baptist Parish, Marathon Oil Project, Ser A, RB
Callable 06/01/17 @ 100
5.125%, 06/01/37	1,300	1,360

		6,572

Maine — 0.3%
Maine State, Finance Authority, Casella Waste Project, AMT, RB
6.250%, 08/01/14 (B)	2,250	2,297

Maryland — 2.3%
Maryland State, Economic Development Authority, University of Maryland College Park Project, RB
Callable 06/01/18 @ 100
5.750%, 06/01/33	1,000	1,053
Maryland State, Health & Higher Educational Facilities Authority, Ascension Health Project, Ser B, RB
Callable 11/15/21 @ 100
5.000%, 11/15/51	4,500	4,856
Maryland State, Health & Higher Educational Facilities Authority, Johns Hopkins Health Center Project, Ser C, RB
Callable 05/15/23 @ 100
5.000%, 05/15/43	10,000	11,055

		16,964

5	SEI Tax Exempt Trust / Quarterly Report / May 31, 2014

Schedule of Investments (Unaudited)

Tax-Advantaged Income Fund

May 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Massachusetts — 0.4%
Massachusetts State, Development Finance Agency, Foxborough Regional Charter School Project, Ser A, RB
Callable 07/01/20 @ 100
7.000%, 07/01/42	$1,500	$1,682
Massachusetts State, Educational Financing Authority, Ser I, RB
Callable 01/01/20 @ 100
6.000%, 01/01/28	1,030	1,141

		2,823

Michigan — 0.5%
Grand Traverse Academy, RB
Callable 11/01/17 @ 100
5.000%, 11/01/36	300	262
Michigan State, Hospital Finance Authority, Henry Ford Health System Project, Ser A, RB
Callable 11/15/16 @ 100
5.000%, 11/15/38	1,000	1,033
Michigan State, Public Educational Facilities Authority, Long-Term Obligation Bradford Project, RB
Callable 09/01/17 @ 102
6.500%, 09/01/37	750	428
Royal Oak, Hospital Finance Authority, William Beaumont Hospital Project, Ser V, RB
Callable 09/01/18 @ 100
8.250%, 09/01/39	500	652
Wayne County, Airport Authority, Metropolitan Detroit Airport Project, Ser A, RB
Callable 12/01/22 @ 100
5.000%, 12/01/42	1,500	1,540

		3,915

Minnesota — 0.9%
Falcon Heights, Kaleidoscope Charter School Project, Ser A, RB
Callable 11/01/15 @ 100
6.000%, 11/01/37	100	98
Faribault, Senior Housing Authority, Senior Living Project, RB
Callable 05/01/18 @ 102
6.750%, 05/01/36	315	315
Minneapolis, Health Care Authority, Fairview Health Services Project, Ser A, RB
Callable 11/15/18 @ 100
6.750%, 11/15/32	300	354

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Minnesota State, Higher Education Facilities Authority, Bethel University Project, Ser 6R, RB
Callable 05/01/17 @ 100
5.500%, 05/01/37	$1,000	$1,031
Minnesota State, Higher Education Facilities Authority, Gustavus Adolfus Project, Ser B, RB
4.000%, 10/01/19	625	689
Northern Minnesota, Municipal Power Agency, Ser A1, RB
5.000%, 01/01/19	1,000	1,150
Rochester, Mayo Clinic Project, Ser A, RB
4.000%, 11/15/14 (B)	2,000	2,225
Washington County, Housing & Redevelopment Authority, Birchwood & Woodbury Projects, Ser A, RB
Callable 06/01/17 @ 100
5.625%, 06/01/37	500	503

		6,365

Missouri — 0.2%
Lees Summit, Summit Fair Project, TA
Callable 04/01/19 @ 100
5.625%, 10/01/23	550	575
Manchester, Highway 141/Manchester Road Project, TA
Callable 11/01/19 @ 100
6.875%, 11/01/39	250	261
Missouri State, Joint Municipal Electric Utility Commission, Plum Point Project, RB, NATL
Callable 01/01/16 @ 100
5.000%, 01/01/20	420	447

		1,283

Nebraska — 1.0%
Central Plains, Energy Project, Energy Project No.3, RB
Callable 09/01/22 @ 100
5.000%, 09/01/42	5,000	5,219
Nebraska State, Public Power District, Ser A, RB
Callable 01/01/22 @ 100
5.000%, 01/01/31	2,200	2,471

		7,690

6	SEI Tax Exempt Trust / Quarterly Report / May 31, 2014

Schedule of Investments (Unaudited)

Tax-Advantaged Income Fund

May 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New Jersey — 4.4%
Burlington County, Bridge Commission, The Evergreens Project, RB
Callable 01/01/18 @ 100
5.625%, 01/01/38	$250	$244
New Jersey State, Economic Development Authority, Ser A, RB
Callable 07/03/14 @ 100
6.000%, 05/15/28	210	147
New Jersey State, Health Care Facilities Financing Authority, Hackensack University Medical Center Project, Ser B, RB
5.000%, 01/01/17	1,000	1,098
New Jersey State, Tobacco Settlement Financing Authority, Ser 1A, RB
Callable 06/01/17 @ 100
5.000%, 06/01/41	35,500	27,793
New Jersey State, Tobacco Settlement Financing, Ser 1A, RB
Callable 06/01/17 @ 100
4.750%, 06/01/34	4,000	3,126

		32,408

New Mexico — 0.3%
Farmington, Pollution Control Authority, Public Service Project, Ser B, RB
Callable 11/01/20 @ 100
4.700%, 09/01/24	2,000	2,140

New York — 3.9%
Brooklyn Arena, Local Development Authority, Barclays Center Project, RB
Callable 01/15/20 @ 100
6.375%, 07/15/43	500	555
6.250%, 07/15/40	1,500	1,656
Metropolitan New York, Transportation Authority, Ser D, RB
Callable 11/15/22 @ 100
5.000%, 11/15/28	3,000	3,414
Metropolitan New York, Transportation Authority, Ser E, RB
Callable 11/15/22 @ 100
5.000%, 11/15/42	2,500	2,685
New York & New Jersey, Port Authority, JFK International Airport Terminal Project, RB
Callable 12/01/20 @ 100
6.000%, 12/01/36	1,000	1,119

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New York City, Industrial Development Agency, Yankee Stadium Project, RB, NATL
2.833%, 06/01/14 (B)	$425	$356
2.823%, 06/01/14 (B)	400	343
2.623%, 06/01/14 (B)	250	249
New York State, Dormitory Authority, Build America Bonds, RB
5.427%, 03/15/39	1,000	1,182
New York State, Dormitory Authority, NYU Hospital Center Project, Ser A, RB
Callable 07/01/20 @ 100
6.000%, 07/01/40	500	569
New York State, Dormitory Authority, Pace University Project, Ser A, RB
Callable 05/01/23 @ 100
5.000%, 05/01/29	600	641
5.000%, 05/01/38	500	508
New York State, Liberty Development Authority, Bank of America Tower Project, RB
Callable 01/15/20 @ 100
6.375%, 07/15/49	1,000	1,104
New York State, Liberty Development Authority, Goldman Sachs Headquarters Project, RB
5.500%, 10/01/37	1,000	1,209
5.250%, 10/01/35	500	584
New York State, Liberty Development Authority, Ser DD, RB
Callable 06/15/23 @ 100
5.000%, 06/15/38	2,000	2,209
New York State, Liberty Development Authority, World Trade Center Project, RB
Callable 11/15/21 @ 100
5.750%, 11/15/51	4,000	4,466
New York State, TSASC, Ser 1, RB
Callable 06/01/16 @ 100
5.125%, 06/01/42	4,160	3,445
Niagara Area, Development Authority, Covanta Energy Project, AMT, RB
Callable 11/01/17 @ 100
5.250%, 11/01/42	2,000	2,032

		28,326

North Carolina — 0.7%
Charlotte, Transit Projects, Ser C, COP
Callable 06/01/23 @ 100
5.000%, 06/01/30	1,115	1,266

7	SEI Tax Exempt Trust / Quarterly Report / May 31, 2014

Schedule of Investments (Unaudited)

Tax-Advantaged Income Fund

May 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

North Carolina State, Eastern Municipal Power Agency, Ser A, RB
Callable 01/01/18 @ 100
5.250%, 01/01/20	$500	$562
North Carolina State, Eastern Municipal Power Agency, Ser B, RB
Callable 01/01/19 @ 100
5.000%, 01/01/26	1,000	1,096
North Carolina State, Medical Care Commission, Deerfield Project, Ser A, RB
Callable 11/01/18 @ 100
6.000%, 11/01/33	250	275
North Carolina State, Medical Care Commission, Galloway Ridge Project, Ser A, RB
Callable 01/01/20 @ 100
6.000%, 01/01/39	1,335	1,384
North Carolina State, Medical Care Commission, Rex Health Care Project, Ser A, RB
5.000%, 07/01/18	500	563

		5,146

Ohio — 10.8%
Buckeye, Tobacco Settlement Financing Authority, Ser A2, RB
Callable 06/01/17 @ 100
6.500%, 06/01/47	24,565	21,605
6.000%, 06/01/42	3,235	2,716
5.875%, 06/01/47	27,130	22,160
Butler County, Hospital Facilities Revenue Authority, UC Health Project, RB
Callable 11/01/20 @ 100
5.500%, 11/01/40	500	546
Hamilton County, Health Care Facilities Authority, Christ Hospital Project, RB
Callable 06/01/22 @ 100
5.500%, 06/01/42	5,000	5,427
Ohio State, Air Quality Development Authority, First Energy Generation Project, Ser S, RB
3.750%, 06/17/14 (B)	21,000	22,207
Ohio State, Higher Educational Facility Commission, Oberlin College Project, RB
5.000%, 10/01/14	1,000	1,016
Ohio State, Higher Educational Facility Commission, University Hospital Health Systems Project, RB
Pre-Refunded @ 100
6.750%, 01/15/15 (D)	500	520

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Ohio State, Turnpike Commission, Ser A1, RB
Callable 02/15/23 @ 100
5.000%, 02/15/28	$3,000	$3,405

		79,602

Oklahoma — 0.1%
Oklahoma State, Turnpike Authority, Ser F, RB
Callable 06/02/14 @ 100
0.040%, 06/01/14 (B)	900	900

Oregon — 0.0%
Oregon State, Facilities Authority, Concordia University Project, Ser A, RB
Callable 09/01/20 @ 100
6.375%, 09/01/40	150	160

Pennsylvania — 1.9%
Allegheny County, Higher Education Building Authority, Robert Morris University Project, Ser A, RB
Callable 10/15/18 @ 100
6.000%, 10/15/38	250	266
Cumberland County, Municipal Authority, Asbury Obligation Group, RB
Callable 01/01/20 @ 100
6.000%, 01/01/30	2,500	2,672
Cumberland County, Municipal Authority, Messiah Village Project, Ser A, RB
Callable 07/01/18 @ 100
6.000%, 07/01/35	250	260
Dauphin County, General Authority, Pinnacle Health Systems Project, Ser A, RB
Callable 06/01/19 @ 100
6.000%, 06/01/36	800	882
Delaware County, University Revenue Authority, Neumann University Project, RB
Callable 10/01/20 @ 100
5.250%, 10/01/31	1,000	1,053
Delaware River, Port Authority, Port District Project, RB
Callable 01/01/23 @ 100
5.000%, 01/01/24	3,150	3,485
Lancaster County, Hospital Authority, Brethren Village Project, Ser A, RB
Callable 07/01/17 @ 100
6.250%, 07/01/26	250	264

8	SEI Tax Exempt Trust / Quarterly Report / May 31, 2014

Schedule of Investments (Unaudited)

Tax-Advantaged Income Fund

May 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Pennsylvania State, Higher Educational Facilities Authority, Edinboro University Foundation Project, RB
Callable 07/01/20 @ 100
6.000%, 07/01/43	$250	$263
Philadelphia, Hospitals & Higher Education Facilities Authority, Ser A, RB
Callable 07/01/22 @ 100
5.625%, 07/01/36	1,975	2,013
Philadelphia, Industrial Development Authority, Global Leadership Academy Project, RB
Callable 11/15/20 @ 100
5.750%, 11/15/30	1,000	1,020
Philadelphia, Industrial Development Authority, Ser A, RB
Callable 09/15/17 @ 100
5.500%, 09/15/37	250	251
Susquehanna Area, Regional Airport Authority, Ser A, AMT, RB
Callable 01/01/18 @ 100
6.500%, 01/01/38	1,000	1,091
Wilkes-Barre, Finance Authority, University of Scranton Project, RB
4.000%, 11/01/16	265	283

		13,803

South Carolina — 3.9%
South Carolina State, Jobs-Economic Development Authority, Lutheran Homes Project, RB
Callable 05/01/17 @ 100
5.500%, 05/01/28	1,050	1,064
South Carolina State, Public Service Authority, Santee Cooper Project, Ser B, RB
Callable 12/01/23 @ 100
5.125%, 12/01/43	5,000	5,486
South Carolina State, Public Service Authority, Ser E, RB
Callable 12/01/23 @ 100
5.500%, 12/01/53	20,000	22,283

		28,833

South Dakota — 0.3%
Minnehaha County, Bethany Lutheran Home for the Aged Project, RB
Callable 12/01/17 @ 100
5.500%, 12/01/35	2,000	2,000

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Tennessee — 1.2%
Johnson City, Health & Educational Facilities Board, Mountain States Health Alliance Project, RB
Callable 07/01/20 @ 100
6.000%, 07/01/38	$500	$560
Sullivan County, Health Educational & Housing Facilities Board, Wellmont Health System Project, Ser C, RB
Callable 09/01/16 @ 100
5.250%, 09/01/36	1,250	1,299
Tennessee State, Energy Acquisition, Ser A, RB
5.250%, 09/01/26	2,000	2,309
Tennessee State, Energy Acquisition, Ser C, RB
5.000%, 02/01/27	4,000	4,487

		8,655

Texas — 9.2%
Central Texas, Regional Mobility Authority, Senior Lien, RB
Callable 01/01/21 @ 100
6.000%, 01/01/41	1,000	1,131
Clifton, Higher Education Finance Authority, Idea Public Schools Project, RB
Callable 08/15/21 @ 100
5.500%, 08/15/31	1,000	1,091
Clifton, Higher Education Finance Authority, Uplift Education Project, Ser A, RB
Callable 12/01/20 @ 100
6.125%, 12/01/40	500	561
Grand Parkway Transportation, Sub-Ser B, RB
Callable 10/01/23 @ 100
5.000%, 04/01/53	7,000	7,478
Guadalupe-Blanco, River Authority, Texas Central Project, RB
5.625%, 10/01/17	750	834
Gulf Coast, Waste Disposal Authority, Waste Management of Texas Project, Ser C, AMT, RB
Callable 05/01/16 @ 101
5.200%, 11/01/14	500	523
Harris County, Cultural Education Facilities Finance Authority, Baylor College Medical Center Project, RB
Callable 11/15/22 @ 100
4.750%, 11/15/46	2,725	2,755

9	SEI Tax Exempt Trust / Quarterly Report / May 31, 2014

Schedule of Investments (Unaudited)

Tax-Advantaged Income Fund

May 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Harris County, Health Facilities Development Authority, Hermann Health Care Systems Project, Ser B, RB
Pre-Refunded @ 100
7.250%, 12/01/18 (D)	$250	$318
Harrison County, Health Facilities Development Authority, Good Shepherd Health System Project, RB
4.000%, 07/01/14	1,000	1,002
Houston, Airport Systems Revenue Authority, Special Facilities, Continental Airlines Project, Ser A, AMT, RB
Callable 07/15/21 @ 100
6.625%, 07/15/38	3,000	3,319
Houston, Airport Systems Revenue Authority, Special Facilities, Continental Airlines Project, Ser B, AMT, RB
Callable 07/03/14 @ 100
6.125%, 07/15/27	1,000	1,001
Houston, Airport Systems Revenue Authority, Special Facilities, Continental Airlines Project, Ser C, AMT, RB
Callable 07/03/14 @ 100
6.125%, 07/15/27	1,020	1,021
Houston, Airport Systems Revenue Authority, Special Facilities, Continental Airlines Project, Ser E, AMT, RB
Callable 07/03/14 @ 100
6.750%, 07/01/29	1,000	1,000
Houston, Higher Education Finance Authority, Cosmos Foundation Project, Ser A, RB
Callable 05/15/21 @ 100
6.500%, 05/15/31	1,500	1,769
Lubbock, Health Facilities Development Authority, Carillon Project, Ser A, RB
Callable 07/01/16 @ 101
6.500%, 07/01/26	170	174
North Texas, Tollway Authority, First Tier, Ser A, RB
Callable 01/01/18 @ 100
5.625%, 01/01/33	250	277
North Texas, Tollway Authority, Second Tier, Ser F, RB
Callable 01/01/18 @ 100
5.750%, 01/01/33	1,200	1,335
North Texas, Tollway Authority, Ser A, RB
Callable 02/01/20 @ 100
6.250%, 02/01/23	2,000	2,272

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Pharr, Higher Education Finance Authority, Idea Public Schools Project, Ser A, RB
Callable 08/15/19 @ 100
6.500%, 08/15/39	$500	$572
Red River, Health Facilities Development Authority, Wichita Falls Retirement Foundation Project, RB
Callable 01/01/22 @ 100
5.500%, 01/01/32	500	508
5.125%, 01/01/41	500	470
San Juan, Higher Education Finance Authority, Idea Public Schools Project, Ser A, RB
Callable 08/15/20 @ 100
6.700%, 08/15/40	500	588
Tarrant County, Cultural Education Facilities Finance Authority, Baylor Health Care Systems Project, RB
Callable 11/15/18 @ 100
6.250%, 11/15/29	500	581
Texas State, Municipal Gas Acquisition & Supply I, Senior Lien, Ser A, RB
5.250%, 12/15/23	670	768
Texas State, Municipal Gas Acquisition & Supply I, Senior Lien, Ser D, RB
6.250%, 12/15/26	24,500	29,945
Texas State, Municipal Gas Acquisition & Supply III, RB
Callable 12/15/22 @ 100
5.000%, 12/15/29	5,000	5,362
Wise County, Parker County Junior College District Project, RB
Callable 08/15/21 @ 100
8.000%, 08/15/34	1,000	1,175

		67,830

Utah — 0.1%
Utah State, Charter School Finance Authority, Rockwell Charter School Project, Ser A, RB
Callable 02/15/19 @ 100
6.750%, 08/15/28	500	448

Vermont — 0.3%
Vermont State, Economic Development Authority, Casella Waste System Project, AMT, RB
Callable 07/03/14 @ 100
4.750%, 10/01/14 (B)	1,500	1,466

10	SEI Tax Exempt Trust / Quarterly Report / May 31, 2014

Schedule of Investments (Unaudited)

Tax-Advantaged Income Fund

May 31, 2014

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Vermont State, Economic Development Authority, Central Vermont Public Service Project, RB
5.000%, 12/15/20	$750	$855

		2,321

Virginia — 0.7%
Chesterfield County, Economic Development Authority, Brandermill Woods Project, RB
Callable 01/01/22 @ 100
5.125%, 01/01/43	1,000	983
Fauquier County, Industrial Development Authority, Fauquier Hospital Obligation Group Project, Ser A, RB
Pre-Refunded @ 100
5.250%, 10/01/17 (D)	500	575
James City County, Economic Development Authority, United Methodist Home Project, RB
Callable 07/01/17 @ 100
6.000%, 06/01/43	124	112
2.000%, 10/01/48	40	1
Lewistown, Commerce Center Community Development Authority, RB
Callable 03/01/18 @ 100
6.050%, 03/01/27 (A)	250	75
Virginia State, Small Business Financing Authority, Elizabeth River Project, AMT, RB
Callable 07/01/22 @ 100
5.500%, 01/01/42	3,500	3,708

		5,454

Washington — 1.9%
Skagit County, Public Hospital District No. 1, Skagit Valley Hospital Project, RB
4.000%, 12/01/16	460	480
4.000%, 12/01/17	480	505
Skagit County, Public Hospital District No. 1, Skagit Valley Hospital Project, RB
Callable 12/01/20 @ 100
5.750%, 12/01/35	1,500	1,611
Washington State, Health Care Facilities Authority, Catholic Health Initiatives Project, Ser D, RB
Callable 10/01/18 @ 100
6.375%, 10/01/36	400	455

Description	Face Amount ($ Thousands) /Shares	Value ($ Thousands)

Washington State, Health Care Facilities Authority, Kadlec Regional Medical Center Project, RB
Callable 12/01/20 @ 100
5.500%, 12/01/39	$1,500	$1,645
Washington State, Housing Finance Commission, Skyline at First Hill Project, Ser A, RB
Callable 01/01/17 @ 100
5.625%, 01/01/38	1,000	975
Washington State, Tobacco Settlement Authority, RB
Callable 06/01/21 @ 100
5.250%, 06/01/32	5,000	5,312
Washington State, Tobacco Settlement Authority, RB
Callable 06/01/22 @ 100
5.250%, 06/01/33	2,500	2,664

		13,647

West Virginia — 0.2%
West Virginia State, Economic Development Authority, Ohio Power-Amos Project, Ser A, RB
3.125%, 09/01/14 (B)	1,000	1,010
West Virginia State, Hospital Finance Authority, Highland Hospital Obligation Group Project, RB
Callable 10/01/21 @ 103
9.125%, 10/01/41	500	503

		1,513

Total Municipal Bonds (Cost $487,729) ($ Thousands)		521,118

PREFERRED STOCK — 14.9%

Financials — 13.3%
Aegon
6.500%	10,002	252
6.375%	126,015	3,210
4.000% (B)	13,100	306
Allstate
6.750%	70,029	1,863
6.625%	85,000	2,235
5.625%	85,136	2,100
Arch Capital Group
6.750%	109,817	2,876
Aspen Insurance Holdings
7.250%	342	9
5.950% (B)	50,200	1,273
Astoria Financial
6.500%	30,931	762

11	SEI Tax Exempt Trust / Quarterly Report / May 31, 2014

Schedule of Investments (Unaudited)

Tax-Advantaged Income Fund

May 31, 2014

Description	Shares	Value ($ Thousands)

Axis Capital Holdings
6.875%	70,467	$1,852
5.500%	70,700	1,576
Bank of America
6.375%	23,154	580
6.204%	31,300	785
Bank of New York Mellon
5.200%	50,131	1,186
Barclays Bank PLC
8.125%	39,930	1,029
7.750%	65,500	1,677
7.100%	8,900	227
6.625%	12,500	318
BB&T
5.625%	80,297	1,879
5.200%	9,617	211
Capital One Financial
6.000%	5,200	126
Charles Schwab
6.000%	1,600	40
Citigroup
7.125% (B)	18,301	506
5.800%	61,100	1,474
City National
5.500%	51,823	1,187
Cullen
5.375%	30,953	729
Deutsche Bank Contingent Capital Trust II
6.550%	122,300	3,190
Deutsche Bank Contingent Capital Trust III
7.600%	28,500	787
Fifth Third Bancorp
6.625% (B)	80,000	2,132
First Niagara Financial Group
8.625% (B)	34,000	971
FirstMerit
5.875%	26,878	647
Goldman Sachs Group
6.375%	2,390	62
6.200%	30,850	772
5.500% (B)	201,791	4,847
4.000% (B)	43,300	881
HSBC Holdings PLC
8.000%	36,600	991
6.200%	65,200	1,663
HSBC USA
6.500%	35,026	891
4.500% (B)	27,970	700
2.858%	58,340	2,848
ING Groep
7.200%	2,900	74
7.050%	47,677	1,220
6.375%	57,506	1,456
6.200%	3,000	76

Description	Shares	Value ($ Thousands)

6.125%	38,207	$968
JPMorgan Chase
6.700%	38,315	1,000
5.500%	15,800	364
KeyCorp
7.750%	5,000	646
M&T Bank
6.250% (E)	2,700	2,846
MetLife
6.500%	142,069	3,616
4.000% (B)	18,900	461
Morgan Stanley Group
4.000% (B)	161,113	3,314
National Westminster Bank PLC
7.763%	10,623	279
PartnerRe
7.250%	30,396	830
5.875%	68,439	1,651
PNC Financial Services Group
6.125% (B)	79,178	2,145
Principal Financial Group
6.518% (B)	5,900	153
5.563% (B)	5,000	520
Prudential PLC
6.750%	63,750	1,649
6.500%	8,885	229
RenaissanceRe Holdings
5.375%	88,684	1,981
Royal Bank of Scotland Group PLC
6.400%	4,680	114
5.750%	123,410	2,880
Santander Finance
10.500%	1,815	48
State Street
5.900% (B)	113,100	2,955
5.250%	72,463	1,668
SunTrust Banks
5.875%	5,019	120
TCF Financial
7.500%	22,827	599
Texas Capital Bancshares
6.500%	54,000	1,320
US Bancorp
6.500% (B)	2,542	74
6.000% (B)	75,000	2,098
5.150%	57,354	1,328
3.500% (B)	16,800	775
Wells Fargo
7.500%	2,861	3,525
6.625% (B)	5,000	141
5.850% (B)	120,000	3,122

		97,895

12	SEI Tax Exempt Trust / Quarterly Report / May 31, 2014

Schedule of Investments (Unaudited)

Tax-Advantaged Income Fund

May 31, 2014

Description	Shares/Face Amount ($ Thousands)	Value ($ Thousands)

Utilities — 1.6%
Alabama Power
6.450%	46,981	$1,245
5.625%	20,500	510
Georgia Power
6.500%	15,000	1,591
Gulf Power
6.450%	9,000	909
6.000%	6,000	601
5.600%	20,000	1,839
Interstate Power & Light
5.100%	120,460	2,975
NSTAR Electric
4.780%	10,708	1,050
Washington Gas Light
4.800%	1,000	98
Wisconsin Public Service
6.880%	5,000	502

		11,320

Total Preferred Stock (Cost $96,542) ($ Thousands)		109,215

CORPORATE BONDS — 6.2%

Financials — 6.2%
AXA(B)
6.463%, 12/14/18	$2,400	2,582
6.379%, 12/14/36	1,000	1,084
Bank of America (B)
8.125%, 05/15/18	2,000	2,270
Barclays Bank PLC (B)
6.278%, 12/15/34	1,400	1,483
BNP Paribas (B)
7.195%, 06/29/49	3,300	3,799
Charles Schwab (B)
7.000%, 08/01/14	2,600	3,042
Citigroup (B)
5.900%, 08/15/14	1,300	1,306
8.400%, 04/30/18	2,000	2,345
Commonwealth Bank of Australia (B)
6.024%, 03/29/49	500	527
General Electric Capital (B)
6.250%, 12/15/49	1,400	1,537
HBOS Capital Funding (B)
6.071%, 06/30/14	4,500	4,500
JPMorgan Chase (B)
6.750%, 08/01/14	2,900	3,110
6.000%, 12/29/49	3,000	3,034
PNC Financial Services Group (B)
6.750%, 08/01/14	2,500	2,756
Rabobank Nederland (B)
11.000%, 12/31/49	5,400	7,243

Description	Face Amount ($ Thousands) /Shares	Value ($ Thousands)

Societe Generale (B)
5.922%, 10/05/14	$1,000	$1,074
Standard Chartered PLC (B)
7.014%, 07/30/37	2,700	3,031
Westpac Capital Trust IV (B)
5.256%, 12/29/49	700	728

Total Corporate Bonds (Cost $39,420) ($ Thousands)		45,451

U.S. TREASURY OBLIGATIONS — 6.1%
U.S. Treasury Bills (C)
0.123%, 11/13/14	1,800	1,800
0.061%, 09/25/14	15	15
0.046%, 11/06/14	300	300
0.041%, 08/21/14	3,199	3,199
0.038%, 10/23/14	44	44
0.030%, 06/26/14	500	500

		5,858

U.S. Treasury Notes
2.500%, 03/31/15	700	714
0.500%, 10/15/14	1,700	1,703
0.375%, 11/15/14	900	901
0.250%, 08/31/14	11,200	11,205
0.250%, 11/30/14	10,900	10,909
0.250%, 01/31/15	11,400	11,412
0.250%, 02/28/15	1,100	1,101
0.250%, 03/31/15	1,200	1,202

		39,147

Total U.S. Treasury Obligations (Cost $44,992) ($ Thousands)		45,005

CASH EQUIVALENT — 1.3%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A 0.020% †(F)	9,588,783	9,589

Total Cash Equivalent (Cost $9,589) ($ Thousands)		9,589

Total Investments — 99.4% (Cost $678,272) ($ Thousands)††		$730,378

Percentages are based on Net Assets of $735,393 ($ Thousands).

A list of outstanding centrally cleared swap agreements held by the Fund at May 31, 2014, is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount ($ Thousands)	Net Unrealized Depreciation ($ Thousands)
Goldman Sachs	0.04%	3M LIBOR	12/18/43	$27,700	$(2,989)
Goldman Sachs	0.03%	3M LIBOR	06/19/43	16,700	(1,115)

					$(4,104)

For the period ended May 31, 2014, the total amount of open swap agreements, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

13	SEI Tax Exempt Trust / Quarterly Report / May 31, 2014

Schedule of Investments (Unaudited)

Tax-Advantaged Income Fund

May 31, 2014

†	Investment in Affiliated Security.

(A)	Security in default on interest payment.

(B)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on May 31, 2014. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(C)	Zero coupon security. The rate shown on the schedule of investments represents the security’s effective yield at the time of purchase.

(D)	Pre-Refunded Securities - The maturity date shown is the pre-refunded date.

(E)	Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on May 31, 2014. The coupon on a step bond changes on a specified date.

(F)	Rate shown is the 7-day effective yield as of May 31, 2014.

††	At May 31, 2014, the tax basis cost of the Fund’s investments was $678,272 ($ Thousands), and the unrealized appreciation and depreciation were $54,746 ($ Thousands) and $(2,640) ($ Thousands), respectively.

ABAG — Association of Bay Area Governments

AGM — Assured Guaranty Municipal

AMT — Alternative Minimum Tax (subject to)

Cl — Class

COP — Certificate of Participation

GO — General Obligation

LIBOR — London Inter-Bank Offer Rate

NATL — National Public Finance Guarantee Corporation

PLC — Public Limited Company

RB — Revenue Bond

SAB — Special Assessment Bond

Ser — Series

TA — Tax Allocation

The following is a list of the level of inputs used as of May 31, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$521,118	$—	$521,118
Preferred Stock	78,983	30,232	—	109,215
Corporate Bonds	—	45,451	—	45,451
U.S. Treasury Obligations	—	45,005	—	45,005
Cash Equivalent	9,589	—	—	9,589

Total Investments in Securities	$88,572	$641,806	$—	$730,378

Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Interest Rate Swaps	$—	$(4,104)	$—	$(4,104)

Total Securities Sold Short	$—	$(4,104)	$—	$(4,104)

*	Swap contracts are valued at the unrealized depreciation on the instrument.

Amounts designated as “—” are $0.

During the period ended May 31, 2014, there were no transfers between levels.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

14	SEI Tax Exempt Trust / Quarterly Report / May 31, 2014

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”), are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended, as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrants internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Tax Exempt Trust

By	/s/ Robert A. Nesher
Robert A. Nesher,
President

Date: July 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher,
President

Date: July 30, 2014

By	/s/ Peter A. Rodriguez
Peter A. Rodriguez,
Controller & CFO

Date: July 30, 2014